[GCG TRUST LOGO]

                                 ANNUAL REPORT

                               ------------------

                                 THE GCG TRUST
                         (INCLUDING SEPARATE ACCOUNT A
                             FINANCIAL INFORMATION)

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

--------------------------------------------------------------------------------
   TABLE OF CONTENTS

                                 THE GCG TRUST


                                                                                                                       PAGE
                                                                                                                    -----------
President's Letter................................................................................................           1
Fund Manager Reports..............................................................................................           2
Report of Independent Auditors....................................................................................          14
Statements of Assets and Liabilities..............................................................................          16
Statements of Operations..........................................................................................          18
Statements of Changes in Net Assets...............................................................................          20
Financial Highlights:
  All-Growth Series...............................................................................................          24
  Capital Appreciation Series.....................................................................................          25
  Value Equity Series.............................................................................................          26
  Strategic Equity Series.........................................................................................          27
  Rising Dividends Series.........................................................................................          28
  Emerging Markets Series.........................................................................................          29
  Natural Resources Series........................................................................................          30
  Real Estate Series..............................................................................................          31
  Market Manager Series...........................................................................................          32
  Multiple Allocation Series......................................................................................          33
  Fully Managed Series............................................................................................          34
  Limited Maturity Bond Series....................................................................................          35
  Liquid Asset Series.............................................................................................          36
Portfolio of Investments:
  All-Growth Series...............................................................................................          37
  Capital Appreciation Series.....................................................................................          38
  Value Equity Series.............................................................................................          39
  Strategic Equity Series.........................................................................................          42
  Rising Dividends Series.........................................................................................          45
  Emerging Markets Series.........................................................................................          46
  Natural Resources Series........................................................................................          49
  Real Estate Series..............................................................................................          51
  Market Manager Series...........................................................................................          52
  Multiple Allocation Series......................................................................................          53
  Fully Managed Series............................................................................................          56
  Limited Maturity Bond Series....................................................................................          59
  Liquid Asset Series.............................................................................................          61
Notes to Financial Statements.....................................................................................          62

                               SEPARATE ACCOUNT A

Report of Independent Auditors....................................................................................         A-1
Statement of Assets and Liabilities...............................................................................         A-2
Notes to Statement of Assets and Liabilities......................................................................         A-3

Directed Services, Inc.
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Shareholder of The GCG Trust,

We are pleased to provide you with your 1995 Annual Report (the 'Report') for The GCG Trust which includes reports from all GoldenSelect Portfolio Managers. 1995 was a strong year for the Trust with assets under management increasing 15.4% from $866.6 million to $1 billion.

Included with the Report is a condensed financial report for Separate Account A, which supports GoldenSelect flexible premium variable life insurance policies.

In 1995 we continued our commitment to providing a broad array of investment portfolios and experienced investment management to our shareholders. In keeping with this commitment, we made the following enhancements:

     o In January 1995, T. Rowe Price Associates, Inc. undertook management responsibility for the GoldenSelect Fully Managed Series.

     o In January 1995, we added the GoldenSelect Value Equity Series, a portfolio of equities selected for financial soundness and high intrinsic value and managed by Eagle Asset Management, Inc.

     o Also in January 1995, E.I.I. Realty Securities, Inc. became manager of the GoldenSelect Real Estate Series. This portfolio invests mainly in the common stocks of companies in the real estate industry, including REITs.

     o In October 1995, we added the GoldenSelect Strategic Equity Series, managed by Zweig Advisors Inc. Dr. Martin E. Zweig is responsible for the asset allocation of this portfolio as well as for the GoldenSelect Multiple Allocation Series.

     o And finally, in January 1996, we added the GoldenSelect Small Cap Series, a small cap equity portfolio managed by Fred Alger Management, Inc.

The Annual Report contains comments from the Portfolio Managers of the Trust's Series. The comments of the Portfolio Managers reflect their views as of the date written, and are subject to change at any time. For more complete information about these portfolios, The GCG Trust or any GoldenSelect products, including charges and expenses, please consult your prospectus. Read it carefully before investing or sending money.

Thank you for your continued support of GoldenSelect and The GCG Trust.

Sincerely,


/s/ Terry L. Kendall
-----------------------
Terry L. Kendall
Chairman,
The GCG Trust

   [GCG TRUST LOGO]

                                 ANNUAL REPORT

                               ------------------

                                 THE GCG TRUST
                         (INCLUDING SEPARATE ACCOUNT B
                             FINANCIAL INFORMATION)

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

--------------------------------------------------------------------------------
   TABLE OF CONTENTS

                                 THE GCG TRUST

                                                                                                                       PAGE
                                                                                                                    -----------
President's Letter................................................................................................           1
Fund Manager Reports..............................................................................................           2
Report of Independent Auditors....................................................................................          14
Statements of Assets and Liabilities..............................................................................          16
Statements of Operations..........................................................................................          18
Statements of Changes in Net Assets...............................................................................          20
Financial Highlights:
  All-Growth Series...............................................................................................          24
  Capital Appreciation Series.....................................................................................          25
  Value Equity Series.............................................................................................          26
  Strategic Equity Series.........................................................................................          27
  Rising Dividends Series.........................................................................................          28
  Emerging Markets Series.........................................................................................          29
  Natural Resources Series........................................................................................          30
  Real Estate Series..............................................................................................          31
  Market Manager Series...........................................................................................          32
  Multiple Allocation Series......................................................................................          33
  Fully Managed Series............................................................................................          34
  Limited Maturity Bond Series....................................................................................          35
  Liquid Asset Series.............................................................................................          36
Portfolio of Investments:
  All-Growth Series...............................................................................................          37
  Capital Appreciation Series.....................................................................................          38
  Value Equity Series.............................................................................................          39
  Strategic Equity Series.........................................................................................          42
  Rising Dividends Series.........................................................................................          45
  Emerging Markets Series.........................................................................................          46
  Natural Resources Series........................................................................................          49
  Real Estate Series..............................................................................................          51
  Market Manager Series...........................................................................................          52
  Multiple Allocation Series......................................................................................          53
  Fully Managed Series............................................................................................          56
  Limited Maturity Bond Series....................................................................................          59
  Liquid Asset Series.............................................................................................          61
Notes to Financial Statements.....................................................................................          62

                               SEPARATE ACCOUNT B

Report of Independent Auditors....................................................................................         B-1
Statement of Assets and Liabilities...............................................................................         B-2
Notes to Statement of Assets and Liabilities......................................................................         B-3

Directed Services, Inc.
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Shareholder of The GCG Trust,

We are pleased to provide you with your 1995 Annual Report (the 'Report') for The GCG Trust which includes reports from all GoldenSelect Portfolio Managers. 1995 was a strong year for the Trust with assets under management increasing 15.4% from $866.6 million to $1 billion.

Included with the Report is a condensed financial report for Separate Account B, which supports GoldenSelect flexible premium variable life insurance policies.

In 1995 we continued our commitment to providing a broad array of investment portfolios and experienced investment management to our shareholders. In keeping with this commitment, we made the following enhancements:

     o In January 1995, T. Rowe Price Associates, Inc. undertook management responsibility for the GoldenSelect Fully Managed Series.

     o In January 1995, we added the GoldenSelect Value Equity Series, a portfolio of equities selected for financial soundness and high intrinsic value and managed by Eagle Asset Management, Inc.

     o Also in January 1995, E.I.I. Realty Securities, Inc. became manager of the GoldenSelect Real Estate Series. This portfolio invests mainly in the common stocks of companies in the real estate industry, including REITs.

     o In October 1995, we added the GoldenSelect Strategic Equity Series, managed by Zweig Advisors Inc. Dr. Martin E. Zweig is responsible for the asset allocation of this portfolio as well as for the GoldenSelect Multiple Allocation Series.

     o And finally, in January 1996, we added the GoldenSelect Small Cap Series, a small cap equity portfolio managed by Fred Alger Management, Inc.

The Annual Report contains comments from the Portfolio Managers of the Trust's Series. The comments of the Portfolio Managers reflect their views as of the date written, and are subject to change at any time. For more complete information about these portfolios, The GCG Trust or any GoldenSelect products, including charges and expenses, please consult your prospectus. Read it carefully before investing or sending money.

Thank you for your continued support of GoldenSelect and The GCG Trust.

Sincerely,


/s/ Terry L. Kendall
-----------------------
Terry L. Kendall
Chairman,
The GCG Trust

                                 The GCG Trust
                               All-Growth Series

ALL-GROWTH SERIES

     The objective of the All-Growth Series is capital appreciation by investing primarily in securities selected for their long-term growth prospects on the basis of fundamental research. The Series gained 22.42% for 1995 vs. a return of 37.53% for the S&P 500 Index. Much of the Series' underperformance was attributable to continued heavy liquidations by gold-sector mutual funds, which pushed down share prices of gold-mining and other precious-metals-related companies. These issues have a significant representation in the portfolio, and their weakness negated much of the gains recorded by the Series' other holdings.

     Short-term performance notwithstanding, the Portfolio Manager remains bullish on the prospects of gold and gold-mining stocks. This bullishness is based entirely on supply/demand factors, rather than on the gold-as-inflation-hedge argument. Demand for gold, primarily for its use in jewelry, has risen steadily over time.

     The Series maintains a sizable weighting in banking stocks. These stocks contributed positively to the Series' performance in 1995 and continue, the Portfolio Manager believes, to hold good appreciation potential in 1996. Driving these stocks' performance has been a favorable interest-rate environment and the industry's accelerating trend toward consolidation, which shows few signs of easing.

     The Portfolio's underweighting of technology stocks in 1995, due to what we deemed to be their excessively high valuations, obviously worked to its disadvantage. Looking to 1996, recent weakness within the sector has brought valuations down to more reasonable levels, and the Portfolio Manager will use the opportunity to add selected names to the Series.

                                               WARBURG, PINCUS COUNSELLORS, INC.

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the All-Growth Series of the GCG Trust and the S & P 500 Index. The graph indicates the growth from January 24, 1989 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                             1 Year     22.42%
                             5 Year      9.12%
              1/24/1989 (Inception)      6.39%


                           ------- ALL-GROWTH SERIES
                           - - - - S&P 500


Month/
Year       All-Growth Series       S & P 500
----       -----------------       ---------
                       (In Dollars)

1/89           10,000               10,000
               10,084                9,979
               10,623               10,856
               11,338               12,019
12/89          10,720               12,266
                9,930               11,897
               10,802               12,643
                9,442               10,908
12/90           9,933               11,885
               11,366               13,608
               10,686               13,575
               11,985               14,300
12/91          13,557               15,497
               12,865               15,107
               12,329               15,393
               12,362               15,879
12/92          13,205               16,676
               12,902               17,404
               13,007               17,488
               14,062               17,938
12/93          14,071               18,354
               13,505               17,659
               12,540               17,733
7/94           12,687               18,166
               13,201               18,598
12/94          12,554               18,595
               13,497               20,403
               14,047               22,348
               15,211               24,123
12/95          15,369               25,574


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Series. Prior to that date the Series had been advised by another Portfolio Manager.

                   Top Five Holdings as of December 31, 1995

                1. GRC International Inc.               5.4%
                2. First Interstate Bancorp             4.7%
                3. Newmont Mining Corporation           4.3%
                4. Placer Dome Inc., ADR                3.8%
                5. Homestake Mining Company             3.8%

                               Industry Breakdown

The following table replaces a pie chart showing industry breakdown as a percentage of total investments.


                   METAL MINING                        19.6%
                   OTHER                               35.8%
                   INDUSTRIAL MANUFACTURING
                     AND PROCESSING                    14.6%
                   OIL SERVICES                         4.0%
                   BANKS/SAVINGS AND LOAN              10.3%
                   COMMUNICATIONS AND MEDIA             4.3%
                   AEROSPACE/DEFENSE                    5.3%
                   COMPUTER INDUSTRY                    6.1%

                                 The GCG TRUST
                          Capital Appreciation Series

CAPITAL APPRECIATION SERIES
     The Capital Appreciation Series' total return on net asset value for the year ended December 31, 1995 was 30.16%. This compares to a return of 37.53% for the Standard & Poor's 500 Index. The largest industry exposures in the Series at year end were health care (14%), basic industry (13%) and financial services (10%). The Series ended the year with a combination of high quality stable growth stocks and special situation oriented value stocks weighted in a 60%/40% mix.
     The year 1995 presented a strong environment for equity investors. Against a backdrop of ample liquidity and credit availability, interest rates showed a meaningful decline. The economy was able to show moderate but stable growth which kept reported and anticipated inflation well under control. Nonetheless, corporate profits were robust, exceeding expectations. Corporations announced significant share repurchase programs and transacted a record 465 billion in mergers and acquisitions.
     The S&P 500 and the Dow Jones Industrials showed their strongest gains in years. Beneath the surface of the market, however, there were marked differences in industry performance. Technology and semiconductor stocks which showed a meteoric rise in the first half, leveled during the summer, then sold off in the fourth quarter, still ending the year with substantial gains in many cases. Interest sensitive securities, particularly the financials, were also strong in the first half, stalled, then ended the ye ar on an up note as the Fed moved a second time to cut rates. Retail stocks, on the other hand, fared poorly, particularly later in the year in an over-stored environment with high levels of consumer debt and a weak Christmas season. Many commodity stocks, particularly paper and forest products, had a difficult fourth quarter against increasing evidence of a slowing economy.
     The Portfolio Manager believes that stable growth stocks that can deliver expected earnings growth in the coming year will be a strong area for the Series as price earnings multiples for these companies can expand in a period of low inflation and an uncertain economic outlook. Regardless of what the market does, the Portfolio Manager believes that companies involved in cost cutting and restructuring may also be attractive and many of these candidates are found in the basic industry sector.
                  CHANCELLOR TRUST COMPANY

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Capital Appreciation Series of the GCG Trust and the S & P 500 Index. The graph indicates the growth from May 4, 1992 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                             1 Year    30.16%
               5/4/1992 (Inception)    12.50%

                     -------        CAPITAL APPRECIATION SERIES
                     - - - - -       S&P 500


Month/
 Year              Capital Appreciation Series          S&P 500
------             ---------------------------          --------
                                       (In Dollars)
5/4/92                      10,000                       10,000
                            10,030                        9,899
                            10,210                       10,212
12/92                       11,087                       10,725
                            11,661                       11,193
                            11,419                       11,246
                            11,903                       11,536
12/93                       12,008                       11,803
                            11,569                       11,356
                            11,610                       11,404
                            11,998                       11,960
12/94                       11,817                       11,958
                            12,661                       13,121
                            13,807                       14,372
                            15,026                       15,513
12/95                       15,381                       16,447


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE
ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995
      1.        Pfizer, Inc.                   2.6%
      2.        Johnson & Johnson              2.5%
      3.        Boeing Company                 2.5%
      4.        Philip Morris Companies Inc.   2.5%
      5.        GTE Corporation                2.4%

Asset Allocation

The following table replaces a pie chart showing asset allocation as a percentage of total investments.

                CASH EQUIVALENTS                 4.2%
                VALUE EQUITY                    38.3%
                GROWTH EQUITY                   57.5%

                                 The GCG TRUST
                              Value Equity Series

VALUE EQUITY SERIES
     The Value Equity Series posted a total return of 35.21% for the 12 months ended December 31, 1995. The S&P 500 rose 37.53% for the same period. The Series commenced operations on January 3, 1995, and once initial cash balances were invested, it performed in line with the market and the Portfolio Manager's expectations.
     The most significant influence on the market in 1995 was the performance of technology stocks. These stocks led the market for approximately the first three quarters and then underperformed in the fourth quarter. At the beginning of 1995, the Series purchased a significant amount of technology stocks due to their relative undervaluation and sold most positions in September as they became fairly priced. Following the Series' reduction in the technology sector, the industry underperformed the market. The Series' underweighting of technology stocks was one reason that it outperformed the S&P 500 in the fourth quarter.
     Another important influence on the Series was the overweighting in oil and energy stocks. During most of the year, this sector underperformed in part as concerns of lifting oil sanctions from Iraq pushed stock prices down. However, in the fourth quarter, these concerns dissolved and winter heating demands in part caused oil stocks to rise. The Portfolio Manager is still positive on oil stocks as this sector remains relatively undervalued.
     Heading into 1996, the Series holds a significant position in underpriced healthcare, heavy industry, and oil stocks. The Portfolio Manager believes that these investments will benefit from a stabilizing economy and has a positive outlook for the Series in 1996.
                  EAGLE ASSET MANAGEMENT, INC.

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Value Equity Series of the GCG Trust and the S & P 500 Index. The graph indicates the growth from January 3, 1995 (inception) through December 31, 1995.

                             AGGREGATE TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                       1/3/1995 (Inception)    35.21%

            ------- VALUE EQUITY SERIES
            - - - - S&P 500

Month/
 Year             Value Equity Series     S & P 500
------            -------------------     ---------
                              (In Dollars)
1/3/95                10,000               10,000
3/95                  10,630               10,973
6/95                  11,690               12,019
9/95                  12,210               12,973
12/95                 13,521               13,753


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE
ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995
      1.        Lilly (Eli) & Company                 2.7%
      2.        Federal Express Corporation           2.2%
      3.        U.S. HealthCare Inc.                  2.1%
      4.        Student Loan Marketing Association    2.1%
      5.        United Healthcare Corporation         2.0%

Industry Breakdown

The following table replaces a pie chart showing industry breakdown as a percentage of total investments.

             HEALTH CARE            13.2%
             OTHER                  46.9%
             PHARMACEUTICALS        11.2%
             OIL/GAS
               INTERNATIONAL         9.9%
             TRANSPORTATION          6.1%
             FINANCIAL               4.0%
             BANKS                   4.4%
             UTILITY/TELEPHONE       4.3%

                                 The GCG TRUST
                            Strategic Equity Series


STRATEGIC EQUITY SERIES
     The Strategic Equity Series commenced operations on October 2, 1995 and had a return of 0.33% during the final quarter of 1995. During this same three month period the S&P 500 Index was up 6.0% and the S&P Midcap 400 Index was up 1.4%. As the Series invests in an array of mid-to-large capitalization stocks, a blended benchmark of these two indexes, which was 3.7% for the period, is the most appropriate comparison.
     There were several reasons why the Series' performance lagged behind its blended benchmark: its average cash position was over 25%; selection of stocks with sub-par performance; overweighting in certain sectors that underperformed, including technology and process industries, particularly paper companies; and, the one-time transaction cost associated with starting the portfolio.
     Owing to falling interest rates and moderate to slow economic growth, the Porfolio Manager believes that risk levels in stocks are not excessive. While there are indications that a weaker economy could bring reduced earnings, the positives outweigh the negatives. As always, the Portfolio Manager is prepared to reduce the Series' exposure should indicators point to changing conditions and rising risk.
                                                         ZWEIG ADVISORS INC.

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Strategic Equity Series of the GCG Trust, the S & P 500 Index, the S & P Midcap 400 Index and the S & P 500/Midcap 400 (Blended Index 50/50). The graph indicates the growth from October 2, 1995 (inception) through December 31, 1995.


                             AGGREGATE TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                        10/2/1995 (Inception)    0.33%



                     -------  STRATEGIC EQUITY SERIES
                     - - - -  S&P 500
                     =======  S&P MIDCAP 400
                     *******  S&P 500/S&P MIDCAP 400
                              (BLENDED INDEX 50/50)



Month/                                                                           S&P Midcap 400
 Year             Strategic Equity Series       S&P 500       S&P Midcap 400     (Blended 50/50)
------            -----------------------       -------       --------------     ---------------
                                                   (In Dollars)
10/2/95                  10,000                 10,000            10,000              10,000
12/95                    10,033                 10,602            10,143              10,372]



TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE
ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995
      1.        Dow Chemical Company                    1.8%
      2.        Unicom Corporation                      1.2%
      3.        Transcanada Pipeline Ltd.               1.2%
      4.        Wynn's International Inc.               1.1%
      5.        Carpenter Technology Corporation        1.0%



Asset Allocation

The following table replaces a pie chart showing asset allocation as a percentage of total investments.


                     CASH EQUIVALENTS    25.9%
                     VALUE EQUITY        37.0%
                     GROWTH EQUITY       37.1%

                                 The GCG TRUST
                            Rising Dividends Series


RISING DIVIDENDS SERIES
     The Rising Dividends Series' total return on net asset value for the year ended December 31, 1995 was 31.06%. This compares to a return of 37.53% for the Standard & Poor's 500 Index.
     Through 1995, the Portfolio Manager focused on established companies with solid histories of increasing their dividends. The Series provided a total return of 31.06% for 1995. By comparison, the average stock fund, as reported by Lipper Analytical Services, finished the year up 31.11%. The Series' stock positions are prudently invested across industries and economic sectors. The dividends of the Series' top ten holdings have shown a 17.9% compound annual growth rate over the past ten years. The Portfolio Manager believes that this indicates that the boards of directors of these companies are confident in their future growth opportunities. We anticipate the growth in earnings and cash flow of these companies will continue at double digit rates, and that this growth will be shared with investors through increased dividends.
     Inflation is currently under control and expected to stay in a 2.5% - 3.5% range. While corporate profit growth slowed from 20%-plus in early 1995 to under 10% by year-end, the Portfolio Manager does not anticipate a recession. Labor and capital costs are low, and the U.S. has enjoyed a number of years of strong capital equipment investment and improved productivity. Moreover, U.S. corporations continue to be highly competitive with foreign entities.
     In the past year, federal government spending absorbed 21.6% of GDP, down from a record 24.4% in fiscal 1993. Thus, over the past five years the deficit has fallen from 5% of GDP to under 2% and is headed toward zero. One might be concerned that this fiscal policy could lead to an economic slowdown, but the proposed tax cuts should stimulate economic growth.
     Although market corrections and consolidations occur from time to time, the Portfolio Manager's outlook for the Series in 1996 is for continued positive stock and bond market results. U.S. fiscal policy continues to be very positive for financial markets and is sounder than many of our major trading partners.
                  KAYNE, ANDERSON INVESTMENT MANAGEMENT, LP

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Rising Dividends Series of the GCG Trust and the S & P 500 Index. The graph indicates the growth from October 4, 1993 (inception) through December 31, 1995.

                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                    1 Year    31.06%
                     10/4/1993 (Inception)    14.66%



            -------  RISING DIVIDENDS SERIES
            - - - -  S&P 500

Month/
 Year           Rising Dividends Series        S&P 500
------          -----------------------        -------
                                 (In Dollars)
10/4/93                10,000                   10,000
12/93                  10,314                   10,232
                        9,974                    9,844
                       10,074                    9,885
                       10,494                   10,368
12/94                  10,375                   10,366
                       11,126                   11,374
                       11,664                   12,459
                       12,517                   13,448
12/95                  13,598                   14,257


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995

      1.        Sysco Corporation                 4.0%
      2.        Hewlett-Packard Company           3.9%
      3.        Automatic Data Processing Inc.    3.7%
      4.        Fifth Third Bancorp               3.7%
      5.        Sara Lee Corporation              3.5%

Top Seven Industries as of December 31, 1995

      1.        Electrical Equipment              9.5%
      2.        Food                              9.3%
      3.        Energy                            7.2%
      4.        Drug & Hospital Supplies          6.8%
      5.        Business Services                 6.3%
      6.        Data Services                     5.7%
      7.        Insurance                         5.4%

                                 The GCG TRUST
                            Emerging Markets Series


EMERGING MARKETS SERIES
     The Emerging Markets Series returned (10.11)% for the year ended December 31, 1995. The IFC Emerging Markets Composite Investable Index return was (8.4)% for the same period.
     The Series' weakest performance occurred during the first quarter of 1995 as many emerging markets experienced declines in the wake of the devaluation of the Mexican Peso. Latin American markets were hardest hit, falling by more than 30%. Asian markets suffered an average 5% fall. After the initial shock of the first quarter, there has been a substantial recovery. Bankers Trust Company expects this recovery to continue into 1996 as emerging markets benefit from the combination of rapidly improving global liquidity and country specific dynamics.
     Latin American markets were down 17% for the year with the major markets of Mexico down 23% and Brazil down 14%. Chile and Argentina were up 5% and 13%, respectively, for 1995. Asian emerging markets were up 2.1% in 1995. In this region Taiwan and India were down 27% and 21%, respectively, and Indonesia was up 9%. During 1995 the Series began to invest in South Africa, which benefited from inflation improvements, foreign demand for equities and improved earnings growth.
     Looking forward to 1996, the Portfolio Manager believes that the prospects for emerging markets are very attractive. The combination of supportive global and improving local liquidity, continued strong earnings growth in Asia, and accelerating momentum in Latin America, Eastern Europe and South Africa, reduced political tensions, and attractive valuations may indicate that global investors will increasingly look more favorably on this asset class.
                  BANKERS TRUST COMPANY

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Emerging Markets Series of the GCG Trust and the IFC - Composite Investable Index. The graph indicates the growth from October 4, 1993 (inception) through December 31, 1995.


                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                  1 Year    (10.11)%
                   10/4/1993 (Inception)     (2.32)%


                     -------        EMERGING MARKETS SERIES
                     - - - -        IFC - COMPOSITE INVESTABLE INDEX

Month/
 Year           Emerging Markets Series              IFC-Global
------          -----------------------              ----------
                                   (In Dollars)
10/93                 10,000                           10,000
12/93                 12,440                           13,499
                      11,050                           11,904
                      10,450                           11,525
                      12,820                           14,286
12/94                 10,552                           11,879
                       8,867                           10,132
                       9,809                           11,018
                       9,842                           10,980
12/95                  9,486                           10,879


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995

      1.        Bidvest Group Ltd.                          3.5%
      2.        Investec Bank, 6.375% due 11/30/2002        3.4%
      3.        Technology Resources Industries BHD         3.0%
      4.        Commerce Asset Holdings BHD                 2.9%
      5.        United Engineers BHD                        2.8%

Asset Distribution by Country

The following table replaces a pie chart showing asset distribution by country as a percentage of total investments.

          SOUTH AFRICA                                    18.4%
          MALAYSIA                                        13.3%
          OTHER PACIFIC RIM COUNTRIES                     32.6%
          MEXICO                                           6.9%
          OTHER LATIN AMERICAN COUNTRIES                  14.6%
          CASH EQUIVALENTS                                14.2%

                                 The GCG TRUST
                            Natural Resources Series



NATURAL RESOURCES SERIES
     For the 12 months ended December 31, 1995, the Natural Resources Series generated a total return of 10.69%. The S&P 500 returned 37.53% for the same period. At year end, 37 percent of the Series' assets were invested in companies primarily involved in gold-mining activities. Approximately 21 percent of assets were invested in diversified mining companies. Over 24 percent of assets were in energy stocks with the rest in other natural resource sectors and cash.
     During 1995, global growth began to slow, having a negative impact on certain natural resource sectors, such as base metals, and to a degree, gold, as inflation pressures subsided. However, some sectors, particularly energy stocks, performed well. Energy stocks were up over 19% for the year. Most of the gains were achieved in the fourth quarter when colder-than-anticipated weather combined with low inventories to cause price spikes. Natural gas prices rose to near-record highs and crude oil prices also rose, benefiting from the cold weather, supply disruptions, and an announcement by OPEC that production quotas would be maintained.
     The price of gold moved little in 1995, ending the year up slightly. However, several factors suggest that the outlook is favorable including excellent supply/demand fundamentals, favorable liquidity and monetary conditions and strong technicals.
     The Portfolio Manager has a positive outlook for the Series in 1996. Despite the recent economic slowdown, most forecasters are predicting positive, albeit moderate growth in 1996 and 1997, which should lead to a greater demand for hard assets. In addition, aggressive monetary easing by G3 countries may lead to stronger than expected growth and there is a possibility that the current optimism regarding financial assets may destabilize. Thus the Portfolio Manager believes that hard assets, at their favorable current valuations, are now more attractive than financial assets.
     On November 22, 1995, Derek S. van Eck assumed a greater role in the management of the Series and has succeeded Harry Bingham as the primary day-to-day portfolio manager. Mr. van Eck, who specializes in natural resource investments, may in 1996 further diversify the Series, in accordance with its prospectus guidelines, into a wider range of natural resource sectors at times, depending on the Portfolio Manager's economic outlook.
                  VAN ECK ASSOCIATES CORPORATION

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Natural Resources Series of the GCG Trust and the S & P 500 Index. The graph indicates the growth from January 24, 1989 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                   1 Year     10.69%
                                   5 Year      9.95%
                    1/24/1989 (Inception)      7.46%


           -------  NATURAL RESOURCES SERIES
           - - - -  S&P 500


Month/
 Year           Natural Resources Series         S&P 500
------          ------------------------         -------
                                (In Dollars)
 1/24/89                10,000                   10,000
                         9,810                    9,979
                         9,940                   10,858
                        10,990                   12,019
 12/89                  11,896                   12,266
                        11,325                   11,897
                        10,994                   12,643
                        10,873                   10,908
12/90                   10,250                   11,885
                        10,629                   13,608
                        11,147                   13,575
                        10,922                   14,300
12/91                   10,732                   15,497
                        10,392                   15,107
                        11,121                   15,393
                        10,563                   15,879
12/92                    9,679                   16,676
                        11,176                   17,404
                        12,705                   17,488
                        11,914                   17,938
12/93                   14,512                   18,354
                        14,324                   17,659
                        14,240                   17,733
                        16,183                   18,598
12/94                   14,879                   18,595
                        14,889                   20,403
                        15,286                   22,348
                        16,219                   24,123
12/95                   16,469                   25,574


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995

      1.        WMC Ltd.                              4.4%
      2.        Royal Dutch Petroleum Company, ADR    3.6%
      3.        Newmont Mining Corporation            3.3%
      4.        Anglo American Corporation
                South Africa Ltd., ADR                3.3%
      5.        Teck Corporation, Class B             3.2%

Industry Breakdown

The following table replaces a pie chart showing industry breakdown by country as a percentage of total investments.

                    CHEMICALS              2.5%
                    OTHER                  8.3%
                    GOLD/MINING           37.1%
                    MINING FINANCE         3.4%
                    PLATINUM/MINING        4.0%
                    ENERGY                 4.2%
                    OIL/GAS               19.8%
                    DIVERSIFIED MINING    20.7%

                                 The GCG TRUST
                               Real Estate Series


REAL ESTATE SERIES
     For the 12 month period ended December 31, 1995, the Real Estate Series returned 16.59%, outperforming the 13.64% return for the Wilshire Real Estate Securities Index. The relatively strong performance of real estate securities is a reflection of the continuing real estate recovery as rents and values in most property types increased.
     The Portfolio Manager believes that the attractiveness of real estate and REITs continues to remain high in comparison to the stock and bond markets. The performance of the Series during 1995 is attributable to its significant exposure to office and industrial property as well as the Portfolio Manager's stock selection within the area of retail property. During 1995 the Series shifted property type allocations away from apartment and retail companies to office, industrial, and hotel companies. These were the best performing sectors of the past year with returns in excess of 20%, while retail barely provided a positive return.
     Into 1996 the Series will continue to seek securities of real estate related companies with high quality management teams. The Portfolio Manager believes that better managed REITs enjoy access to capital at a low cost. The Portfolio Manager believes that the Series should continue to benefit from investments in property types with stronger real estate fundamentals.
                  E.I.I. REALTY SECURITIES, INC.

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Real Estate Series of the GCG Trust, the S & P 500 Index and the Wilshire Real Estate Securities Index. The graph indicates the growth from January 24, 1989 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                    1 Year    16.59%
                                    5 Year    17.29%
                     1/24/1989 (Inception)     8.29%


            ---------  REAL ESTATE SERIES
            - - - - -  S&P 500
            =========  WILSHIRE REAL ESTATE
                       SECURITIES INDEX


Month/                                    Wilshire Real Estate
 Year               Real Estate Series      Securities Index       S&P 500
------              ------------------    --------------------     -------
                                       (In Dollars)
1/24/89                  10,000                  10,000             10,000
                          9,980                  10,096              9,979
                         10,564                  10,574             10,858
                         10,836                  10,769             12,019
12/89                     9,878                  10,074             12,266
                          9,611                   9,573             11,897
                          9,197                   9,364             12,643
                          7,800                   7,032             10,908
12/90                     7,826                   6,703             11,885
                          9,660                   8,482             13,608
                          9,618                   8,123             13,575
                          9,905                   7,900             14,300
12/91                    10,491                   8,046             15,497
                         10,626                   8,221             15,107
                         10,717                   7,873             15,393
                         11,378                   8,113             15,879
12/92                    11,947                   8,678             16,676
                         14,297                  10,383             17,404
                         13,761                   9,893             17,488
                         14,979                  10,773             17,938
12/93                    14,010                  10,000             18,354
                         14,586                  10,225             17,659
                         14,661                  10,347             17,733
                         14,511                  10,190             18,598
12/94                    14,898                  10,165             18,595
                         12,945                  10,203             20,403
                         15,544                  10,647             22,348
                         16,481                  11,152             24,123
12/95                    17,369                  11,552             25,574


TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* On January 1, 1995, E.I.I. Realty Securities, Inc. became Portfolio Manager for the Series. Prior to that date the Series had been advised by another Portfolio Manager.



Top Five Holdings as of December 31, 1995

      1.        Highwood Properties Inc.               3.6%
      2.        Nationwide Health Properties Inc.      3.6%
      3.        Liberty Property Trust                 3.4%
      4.        Vornado Realty Trust                   3.2%
      5.        Patriot American Hospitality Inc.      3.1%

Industry Breakdown

The following table replaces a pie chart showing industry breakdown by country as a percentage of total investments.


                   OTHER                   16.9%
                   OFFICE/INDUSTRIAL       26.7%
                   SPECIALTY REAL ESTATE    7.2%
                   REGIONAL MALLS           8.3%
                   HEALTH CARE
                     REAL ESTATE            9.4%
                   APARTMENTS              18.6%
                   SHOPPING CENTERS        12.9%

                                 The GCG TRUST
                             Market Manager Series

MARKET MANAGER SERIES
     The Market Manager Series' total return on net asset value for the year ended December 31, 1995 was 24.33%. During this same period the two indices to which the Series performance was linked, the S&P 500 Index and the Midcap 400 S&P Index, were up 37.53% and 30.95%, respectively. As shown in the accompanying chart, the average of the total return of these two indices was 34.24%.
     The Market Manager Series follows a strategy of investing in the broadly diversified U.S. equity market. The Series closed for further investment in March 1995. Up to that point, funds were invested in short-term money-market securities. Since March 1995, the Series has consisted of a blend of debt securities and over-the-counter equity options, which together tracked the stock market rally in 1995.
     The accompanying graph compares the total return of the Series to the total return of the S&P 500, S&P Midcap 400 and the average of these two indices from the inception of the Series. On March 6, 1995, the Series commenced investment in accordance with its long-term objectives. The graph indicates that the Series' total return has moved proportionately with its target indices subsequent to March 6, 1995. Rising equity prices were captured by the Series' investments in the equity call options while falling interest rates increased the value of the debt securities.
     Through 1996 the Series will maintain its relatively static strategic investments designed to track market performance.
                  BANKERS TRUST COMPANY

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Market Manager Series of the GCG Trust, the S & P 500 Index, the S & P Midcap 400 Index and the S & P 500/S & P Midcap 400 (Blended Index 50/50). The graph indicates the growth from November 14, 1994 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                   1 Year    24.33%
                   11/14/1994 (Inception)    21.52%

                ---------   MARKET MANAGER SERIES
                - - - - -   S&P 500
                =========   S&P MIDCAP 400
                *********   S&P 500/S&P MIDCAP 400
                            (BLENDED INDEX 50/50)


                                                                   S&P 500/
Month/             Market                                       S&P Midcap 400
 Year          Manager Series      S&P 500    S&P Midcap 400    (Blended 50/50)
------         --------------      -------    --------------    ---------------
                                    (In Dollars)
11/14/94           10,000          10,000         10,000            10,000
12/94              10,020           9,779          9,367             9,708
3/95               10,070          10,730         10,416            10,573
                   11,050          11,753         11,335            11,544
                   12,000          12,686         12,441            12,564
12/95              12,458          13,449         12,619            13,034



TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Asset Allocation

The following table replaces a pie chart showing asset allocation by country as a percentage of total investments.


       EQUITY INDEX CALL OPTIONS PURCHASED   39.5%
       U.S. TREASURY OBLIGATION              41.3%
       CORPORATE DEBT OBLIGATIONS            19.2%

                                 The GCG TRUST
                           Multiple Allocation Series



MULTIPLE ALLOCATION SERIES
     The Multiple Allocation Series invests in a diversified mix of bonds, stocks, and cash equivalents. The Series' total return on net asset value for the year ended December 31, 1995 was 18.93%. This compares to a return of 14.41% for the Lehman Brothers Intermedia te Government Bond Fund Index and 37.53% for the S&P 500 Index.
     Weaker-than-expected economic conditions fueled the strong bond market in 1995. Toward the end of 1994, the economy appeared over-heated, and most economists expected the Federal Reserve to continue to raise interest rates. However, as the economy started to show signs of slowing, bonds began to rally in early 1995. The rally continued throughout the spring, and in the summer the Fed surprised many by easing interest rates in July. This paved the way for continued bond market strength and a final interest rate cut in December.
     In keeping with its risk-adverse investment strategy, the Series maintained a relatively low average maturity and duration for its debt investments. As the Federal Reserve had tightened interest rates six times in 1994, and was still tightening in early 1995, the Series maintained a low exposure to interest rate fluctuations in the first quarter of 1995. However, the economy cooled rapidly, and bonds began to rally to new highs. Beginning in the second quarter, the Series' duration was gradually increased to 5.4 years, where it remained at year-end.
     With respect to equity investments, 1995 saw the Series' exposure to equities rise from a low of 11% to a high of 40%. This exposure increase was prompted primarily by the reversal in Federal Reserve policy from tightening interest rates to easing them as well as the positive market momentum caused by this policy reversal.
     With an expectation of lower interest rates, controlled inflation, and moderate to slow economic growth, the Portfolio Manager currently believes that the Series will invest bullishly in 1996. While the Portfolio Manager observes that there are indications that a weaker economy could bring reduced earnings, the Portfolio Manager currently believes that the positives for a bullish investment program outweigh the negatives. As always, the Portfolio Manager is prepared to reduce the Series' exposure should indicators point to changing conditions and rising risk.
                                                           ZWEIG ADVISORS INC.

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Multiple Allocation Series of the GCG Trust, the S & P 500 Index, Lehman Brothers Intermediate Government Bond Index and 37.5% S & P 500 Index/62.5% Lehman Brothers Intermediate Government Bond Index. The graph indicates the growth from January 24, 1989 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                 1 Year     18.93%
                                 5 Year      9.81%
                  1/24/1989 (Inception)      9.03%



          ---------  MULTIPLE ALLOCATION SERIES
          - - - - -  S&P 500
          ========= LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX ********* 37.5% S&P 500/62.5% LEHMAN BROTHERS INTERMEDIATE
                     GOVERNMENT BOND INDEX

Month/     All-Growth                    Lehman Govt.       S&P 500/Lehman
 Year        Series       S&P 500        Intermediate      Govt. Intermediate
------     ----------     -------        ------------      ------------------
                                 (In Dollars)
1/89         10,000       10,000            10,000              10,000
             10,193        9,979            10,004               9,994
             10,459       10,858            10,668              10,739
             10,949       12,019            10,789              11,250
12/89        10,892       12,266            11,157              11,573
             10,638       11,897            11,142              11,425
             11,141       12,643            11,491              11,923
             10,979       10,908            11,714              11,412
12/90        11,408       11,885            12,223              12,096
             12,369       13,608            12,492              12,911
             12,242       13,575            12,703              13,030
             12,923       14,300            13,307              13,679
12/91        13,693       15,497            13,948              14,529
             13,145       15,107            13,802              14,291
             13,413       15,393            14,337              14,733
             13,787       15,879            14,965              15,307
12/92        13,948       16,676            14,914              15,575
             14,486       17,404            15,472              16,197
             14,853       17,488            15,776              16,418
             15,537       17,938            16,108              16,794
12/93        15,500       18,354            16,133              16,966
             15,252       17,659            15,834              16,518
             15,070       17,733            15,746              16,491
             15,200       18,598            15,867              16,891
12/94        15,318       18,595            15,851              16,880
             15,953       20,403            16,510              17,970
             16,967       22,348            17,281              19,182
             17,535       24,123            17,550              20,015
12/95        18,218       25,574            18,136              20,925



TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

Top Five Holdings as of December 31, 1995

      1.        U.S. Treasury Obligations due through 2025     40.5%
      2.        U.S. Government Agency Obligations due
                  through 2004                                  2.3%
      3.        Mobil Corporation                               0.7%
      4.        Burlington Northern Santa Fe                    0.7%
      5.        Halliburton Company                             0.7%

Asset Allocation

The following table replaces a pie chart showing asset allocation as a percentage of total investments.

                    COMMERCIAL PAPER             17.8%
                    COMMON STOCKS                39.7%
                    U.S. TREASURY OBLIGATIONS    40.2%
                    U.S. GOVERNMENT
                      AGENCY OBLIGATIONS          2.3%

                                 The GCG TRUST
                              Fully Managed Series



FULLY MANAGED SERIES
     For the 12 months ended December 31, 1995, the Fully Managed Series generated a total return of 20.80%. The S&P 500 returned 37.53% for the same period.
     Performance results for the Series were above long-term expectations, but below those of the abnormally strong stock and bond markets. Strong corporate earnings, low inflation, a possible balanced budget, and two Federal reserve rate reductions were all major positives for U.S. financial markets this year. The bond market rebounded from its very poor 1994 performance while the stock market reached new highs.
     Considering factors such as low interest rates, minimal economic growth, and election year optimism, the Portfolio Manager currently is neutral to mildly positive for both the stock and bond markets in 1996. The Portfolio Manager currently feels that valuation remains the primary negative factor going forward into 1996 and continues to influence a risk averse asset allocation strategy for the Series. The Portfolio Manager currently intends to continue to select investments for the Series based on current valuations and the potential future growth adjusted for risk.
                                                 T. ROWE PRICE ASSOCIATES, INC.

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Fully Managed Series of the GCG Trust, the S & P 500 Index, Lehman Brothers Corp./Govt. Index and 60% S & P 500 Index/40% Lehman Brothers Corp./Govt. Index. The graph indicates the growth from January 24, 1989 (inception) through December 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 1995
                                    1 Year    20.80%
                                    5 Year    10.52%
                     1/24/1989 (Inception)     7.57%



           -------------  FULLY MANAGED SERIES
           - - - - - - -  S&P 500
           =============  LEHMAN BROTHERS CORP./GOVT.
           *************  60% S&P 500/40% LEHMAN BROTHERS CORP./GOVT.

Month/      Fully Managed                     Lehman Govt.        S&P 500/
 Year          Series          S&P 500        Intermediate      Lehman Govern.
------      -------------      -------        ------------      --------------
                               (In Dollars)

1/89           10,000          10,000           10,000             10,000
               10,101           9,979            9,977              9,978
               10,589          10,858           10,779             10,826
               10,777          12,019           10,881             11,564
12/89          10,390          12,266           11,273             11,869
               10,229          11,897           11,144             11,596
               10,734          12,643           11,546             12,204
                9,573          10,908           11,615             11,191
12/90          10,060          11,885           12,207             12,014
               11,058          13,608           12,536             13,179
               10,884          13,575           12,725             13,235
               11,912          14,300           13,457             13,963
12/91          12,970          15,497           14,176             14,969
               12,820          15,107           13,963             14,649
               12,470          15,393           14,528             15,047
               12,856          15,879           15,238             15,623
12/92          13,778          16,676           15,250             16,106
               14,110          17,404           15,959             16,826
               14,276          17,488           16,438             17,068
               14,986          17,938           16,982             17,556
12/93          14,823          18,354           16,933             17,785
               14,207          17,659           16,402             17,156
               13,545          17,733           16,198             17,119
               13,910          18,598           16,279             17,670
12/94          13,745          18,595           16,338             17,692
               14,356          20,403           17,152             19,103
               15,272          22,348           18,266             20,715
               16,059          24,123           18,615             21,920
12/95          16,592          25,574           19,482             23,137

TOTAL RETURN FOR THE SERIES INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT DOES NOT REFLECT CHARGES FOR THE VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS OR CERTIFICATES THEREUNDER WHOSE PROCEEDS ARE INVESTED IN THE SERIES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*On January 1, 1995, T. Rowe Price Associates, Inc. became the Portfolio Manager of the Series. Prior to that date the Series had been advised by another Portfolio Manager.


Top Five Holdings as of December 31, 1995

    1.    Automatic Data Processing Inc., Conv.,
            Zero coupon due 02/20/2012            5.0%
    2.    Genentech Inc.                          3.2%
    3.    Loews Corporation                       3.0%
    4.    New York Times Company, Class A         2.6%
    5.    U.S. Treasury Notes due through 1997    2.6%

Asset Allocation

The following table replaces a pie chart showing asset allocation as a percentage of total investments.

COMMERCIAL PAPER                                        21.8%
COMMON STOCKS                                           50.2%
CORPORATE BONDS, U.S. GOVERNMENT
  AGENCY OBLIGATIONS AND U.S. TREASURY OBLIGATIONS       5.5%
CONVERTIBLE BONDS AND NOTES                             17.0%
PREFERRED STOCKS                                         5.5%

                                 The GCG TRUST
                          Limited Maturity Bond Series



LIMITED MATURITY BOND SERIES
     1995 was a strong year for the bond market. Evidence of a slowing economy and continued low inflation created a climate of optimism that pushed rates down across the board. The yield on the 5-year Treasury dropped by 2.45%, while the 2-year note fell by over 2.50%. In this environment the Limited Maturity Bond Series returned 11.72% compared to 12.96% for the Merrill Lynch 1-5 Year Corporate/Government Bond Index ("the Index").
     Early in 1995 the Series maintained a less volatile, relatively short average duration. This slowed the Series' performance as interest rates dropped on weaker than expected economic reports. Later in the year the Series recovered by extending its duration in order to take advantage of the balance of the Treasury rally that lasted to the end of the year.
     Additionally, late in the year, the Series took a larger position in investment-grade corporate debt securities in order to enhance yield. The Portfolio Manager believes that in the current economic environment of slow growth, corporate debt securities will continue to outperform U.S. Treasury Securities as they have through most of 1995.
     Looking ahead to 1996, the Portfolio Manager currently expects to maintain an average duration for the Series that is approximately the same as the average duration of the Index. Although economic reports have been showing signs of a sluggish economy, they have not shown signs of an economy headed into recession. In this environment, the Portfolio Manager currently believes that the Federal Reserve is not likely to raise interest rates, nor is it likely to be aggressive in lowering them. The Portfolio Manager would expect a cut in rates only if such economic weakness persists or worsens. Overall, the Portfolio Manager believes the current economic environment and Federal Reserve policy are positive for the bond market.

                  BANKERS TRUST COMPANY

The following table replaces a graph showing growth of an initial investment of $10,000 with reinvestment of dividends and distributions in the Limited Maturity Bond Series of the GCG Trust and the Merrill Lynch 1-5 Year Corp./Govt. Bond Index. The graph indicates the growth from January 24, 1989 (inception) through December 31, 1995.

                      AVERAGE ANNUAL TOTAL RETURN
                  FOR PERIOD ENDED DECEMBER 31, 1995
                             1 Year     11.72%
                             5 Year      6.46%
              1/24/1989 (Inception)      7.17%



           ---------  LIMITED MATURITY BOND SERIES
           - - - - -  MERRILL LYNCH 1-5 YEAR CORP./GOVT. BOND INDEX

Month/             Limited Maturity            Merrill
 Year                  Series                Lynch Corp
------             ----------------          ----------
                           (In Dollars)

1/24/89                 10,000                 10,000
                        10,021                 10,021
                        10,515                 10,594
                        10,640                 10,741
12/89                   10,958                 11,070
                        11,013                 11,128
                        11,298                 11,453
                        11,473                 11,719
12/90                   11,821                 12,150
                        12,054                 12,419
                        12,267                 12,662
                        12,660                 13,170
12/91                   13,153                 13,723
                        13,074                 13,674
5/92*                   13,464                 14,156
                        13,837                 14,692
12/92                   13,789                 14,662
                        14,148                 15,124
                        14,334                 15,354
                        14,585                 15,630
12/93                   14,644                 15,699
                        14,493                 15,530
                        14,437                 15,492
                        14,479                 15,629
12/94                   14,470                 15,607
                        14,920                 16,210
                        15,543                 16,859
                        15,732                 17,117
12/95                   16,167                 17,620



Total return for the Series includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity and variable life contracts or certificates thereunder whose proceeds are invested in the Series. Past performance is not predictive of future performance.
*On May 1, 1992 Bankers Trust Company became the Portfolio Manager of the
 Series. Prior to that date the Series had been advised by another Portfolio Manager.


Top Five Holdings as of December 31, 1995

    1.    U.S. Treasury Notes due through 2000                    51.1%
    2.    Schering-Plough Corporation,
            Zero coupon due 12/02/1996                             2.1%
    3.    Stop & Shop International Financial Corporation,
            10.125% due 12/16/1996                                 1.7%
    4.    Standard Credit Card Trust I, Series 1992-3, Class A,
            6.113% due 10/15/1998                                  1.7%
    5.    Merrill Lynch & Company Inc.,
            4.750% due 06/24/1996                                  1.7%

Asset Allocation

The following table replaces a pie chart showing asset allocation as a percentage of total investments.

     ASSET-BACKED SECURITIES               3.6%
     REPURCHASE AGREEMENTS                19.0%
     CORPORATE BONDS                      23.2%
     U.S. GOVERNMENT
       AGENCY OBLIGATIONS                  2.6%
     U.S. TREASURY OBLIGATIONS            51.6%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Trustees
The GCG Trust

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the All-Growth Series, Capital Appreciation Series, Value Equity Series, Strategic Equity Series, Rising Dividends Series, Emerging Markets Series, Natural Resources Series, Real Estate Series, Market Manager Series, Multiple Allocation Series, Fully Managed Series, Limited Maturity Bond Series and Liquid Asset Series (13 of the Series comprising The GCG Trust) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the four years in the period ended December 31, 1992 were audited by other auditors whose report dated February 1, 1993, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of December 31, 1995 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective Series constituting The GCG Trust at December 31, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                         ERNST & YOUNG LLP

New York, New York
February 9, 1996

                     [ THIS PAGE INTENTIONALLY LEFT BLANK ]

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES

                                 THE GCG TRUST

                               DECEMBER 31, 1995

                                                                    CAPITAL        VALUE       STRATEGIC      RISING
                                                    ALL-GROWTH   APPRECIATION      EQUITY       EQUITY      DIVIDENDS
                                                      SERIES        SERIES         SERIES       SERIES        SERIES
                                                   ------------  -------------  ------------  -----------  ------------
ASSETS:
Investments (Notes 1, 3 and 5):
  At identified cost.............................  $ 86,262,449  $ 105,880,204  $ 26,383,392  $ 8,672,037  $ 64,409,167
                                                   ------------  -------------  ------------  -----------  ------------
                                                   ------------  -------------  ------------  -----------  ------------
  At value.......................................  $ 93,636,351  $ 122,310,953  $ 28,738,959  $ 8,683,884  $ 81,153,496
Cash.............................................        19,424       --             --           179,303        12,666
Receivables:
  Shares of beneficial interest sold.............       --              13,867       119,390       12,734       --
  Investment securities sold.....................       --            --           1,086,989       75,458       --
  Dividends and/or interest......................        27,546        172,507        38,378       22,983       127,178
Net unrealized appreciation on forward foreign
  exchange contracts.............................       --            --             --           --            --
                                                   ------------  -------------  ------------  -----------  ------------
    Total Assets.................................    93,683,321    122,497,327    29,983,716    8,974,362    81,293,340
                                                   ------------  -------------  ------------  -----------  ------------
LIABILITIES:
Payables:
  Shares of beneficial interest redeemed.........       479,786         99,403        24,538        6,347        79,177
  Investment securities purchased................       --             157,047       --           900,113       --
Net unrealized depreciation on forward foreign
  exchange contracts.............................       --            --             --           --            --
Due to custodian.................................       --               6,935     1,127,115      --            --
Unified fees payable (Note 2)....................         5,133          6,702         1,575          442         4,454
                                                   ------------  -------------  ------------  -----------  ------------
    Total Liabilities............................       484,919        270,087     1,153,228      906,902        83,631
                                                   ------------  -------------  ------------  -----------  ------------
NET ASSETS.......................................  $ 93,198,402  $ 122,227,240  $ 28,830,488  $ 8,067,460  $ 81,209,709
                                                   ------------  -------------  ------------  -----------  ------------
                                                   ------------  -------------  ------------  -----------  ------------
NET ASSETS CONSIST OF:
Paid-in Capital..................................  $ 84,483,605  $ 104,344,471  $ 26,252,585  $ 8,039,403  $ 64,800,458
Undistributed net investment income..............       267,485        379,294        44,111       27,042       225,568
Accumulated net realized gain/(loss) on
  securities, futures contracts, forward foreign
  exchange contracts and foreign currency
  transactions...................................     1,073,410      1,072,726       178,227      (10,827)     (560,646)
Net unrealized appreciation/(depreciation) on
  securities, futures contracts, forward foreign
  exchange contracts and other assets and
  liabilities denominated in foreign
  currencies.....................................     7,373,902     16,430,749     2,355,565       11,842    16,744,329
                                                   ------------  -------------  ------------  -----------  ------------
    Total Net Assets.............................  $ 93,198,402  $ 122,227,240  $ 28,830,488  $ 8,067,460  $ 81,209,709
                                                   ------------  -------------  ------------  -----------  ------------
                                                   ------------  -------------  ------------  -----------  ------------
Shares of beneficial interest outstanding........     6,764,223      9,045,920     2,187,943      805,853     6,105,857
                                                   ------------  -------------  ------------  -----------  ------------
                                                   ------------  -------------  ------------  -----------  ------------
NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding....................................  $      13.78  $       13.51  $      13.18  $     10.01  $      13.30
                                                   ------------  -------------  ------------  -----------  ------------
                                                   ------------  -------------  ------------  -----------  ------------

                                                     EMERGING
                                                      MARKETS
                                                      SERIES
                                                   ------------
ASSETS:
Investments (Notes 1, 3 and 5):
  At identified cost.............................  $ 50,186,214
                                                   ------------
                                                   ------------
  At value.......................................  $ 47,450,128
Cash.............................................       761,947
Receivables:
  Shares of beneficial interest sold.............       --
  Investment securities sold.....................       --
  Dividends and/or interest......................       129,134
Net unrealized appreciation on forward foreign
  exchange contracts.............................       --
                                                   ------------
    Total Assets.................................    48,341,209
                                                   ------------
LIABILITIES:
Payables:
  Shares of beneficial interest redeemed.........        88,452
  Investment securities purchased................       191,751
Net unrealized depreciation on forward foreign
  exchange contracts.............................        82,672
Due to custodian.................................       --
Unified fees payable (Note 2)....................         3,951
                                                   ------------
    Total Liabilities............................       366,826
                                                   ------------
NET ASSETS.......................................  $ 47,974,383
                                                   ------------
                                                   ------------
NET ASSETS CONSIST OF:
Paid-in Capital..................................  $ 63,338,880
Undistributed net investment income..............       --
Accumulated net realized gain/(loss) on
  securities, futures contracts, forward foreign
  exchange contracts and foreign currency
  transactions...................................   (12,529,260)
Net unrealized appreciation/(depreciation) on
  securities, futures contracts, forward foreign
  exchange contracts and other assets and
  liabilities denominated in foreign
  currencies.....................................    (2,835,237)
                                                   ------------
    Total Net Assets.............................  $ 47,974,383
                                                   ------------
                                                   ------------
Shares of beneficial interest outstanding........     5,297,187
                                                   ------------
                                                   ------------
NET ASSET VALUE, offering price and redemption
  price per share of beneficial interest
  outstanding....................................  $       9.06
                                                   ------------
                                                   ------------

------------------
a) The Limited Maturity Bond Series includes repurchase agreements amounting to $16,967,812. The Liquid Asset Series includes a repurchase agreement amounting to $5,266,585.

                       See Notes to Financial Statements.


                                                                          LIMITED
   NATURAL         REAL        MARKET       MULTIPLE         FULLY        MATURITY         LIQUID
  RESOURCES       ESTATE       MANAGER     ALLOCATION       MANAGED         BOND           ASSET
   SERIES         SERIES       SERIES        SERIES         SERIES         SERIES          SERIES
-------------  ------------  -----------  -------------  -------------  ------------    ------------
$  22,670,938  $ 31,149,608  $ 4,879,462  $ 295,333,987  $ 105,756,752  $ 88,542,644    $ 38,602,533
-------------  ------------  -----------  -------------  -------------  ------------    ------------
-------------  ------------  -----------  -------------  -------------  ------------    ------------
$  26,596,931  $ 34,486,872  $ 5,851,699  $ 310,499,612  $ 118,119,291  $ 89,271,751(a) $ 38,602,533(a)
       48,000       120,442       92,817       --             --             --              --
     --              58,727      --            --               21,400        12,217         --
    1,375,112       118,542      --            --              366,349       --              --
       30,290       220,211        8,388      2,932,210        505,478       855,518          84,880
          481       --           --            --             --             --              --
-------------  ------------  -----------  -------------  -------------  ------------    ------------
   28,050,814    35,004,794    5,952,904    313,431,822    119,012,518    90,139,486      38,687,413
-------------  ------------  -----------  -------------  -------------  ------------    ------------
       89,282        27,961      --             511,920         95,246        55,155          97,456
      813,021       --           --            --              174,756       --              --
     --             --           --            --             --             --              --
     --             --           --           5,212,094        147,067       --              --
        1,493         1,914          483         16,888          6,500         2,963           1,268
-------------  ------------  -----------  -------------  -------------  ------------    ------------
      903,796        29,875          483      5,740,902        423,569        58,118          98,724
-------------  ------------  -----------  -------------  -------------  ------------    ------------
$  27,147,018  $ 34,974,919  $ 5,952,421  $ 307,690,920  $ 118,588,949  $ 90,081,368    $ 38,588,689
-------------  ------------  -----------  -------------  -------------  ------------    ------------
-------------  ------------  -----------  -------------  -------------  ------------    ------------
$  22,706,248  $ 31,219,617  $ 4,979,248  $ 286,468,604  $ 107,221,217  $ 84,355,576    $ 38,588,876
       44,414       609,884          145      3,272,200        901,688     4,807,767         --
      470,559      (191,846)         791      2,784,501     (1,896,482)      188,918            (187)
    3,925,797     3,337,264      972,237     15,165,615     12,362,526       729,107         --
-------------  ------------  -----------  -------------  -------------  ------------    ------------
$  27,147,018  $ 34,974,919  $ 5,952,421  $ 307,690,920  $ 118,588,949  $ 90,081,368    $ 38,588,689
-------------  ------------  -----------  -------------  -------------  ------------    ------------
-------------  ------------  -----------  -------------  -------------  ------------    ------------
    1,804,987     2,770,209      494,701     24,570,757      8,601,294     8,079,425      38,588,906
-------------  ------------  -----------  -------------  -------------  ------------    ------------
-------------  ------------  -----------  -------------  -------------  ------------    ------------
        15.04
$              $      12.63  $     12.03  $       12.52  $       13.79  $      11.15    $       1.00
-------------  ------------  -----------  -------------  -------------  ------------    ------------
-------------  ------------  -----------  -------------  -------------  ------------    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS

                                 THE GCG TRUST

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                        CAPITAL        VALUE     STRATEGIC     RISING
                                                         ALL-GROWTH   APPRECIATION    EQUITY      EQUITY     DIVIDENDS
                                                           SERIES        SERIES       SERIES*     SERIES*      SERIES
                                                        ------------  ------------  -----------  ---------  ------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $8,038,
  $888, $265, $9,853, $60,496, $58,067, $19,051 and
  $3,074 for the All-Growth Series, Value Equity
  Series, Strategic Equity Series, Rising Dividends
  Series, Emerging Markets Series, Natural Resources
  Series, Multiple Allocation Series and Fully Managed
  Series, respectively)...............................  $    999,437  $  2,153,465  $   232,858  $  33,184  $  1,244,072
Interest..............................................     1,025,963       529,149       42,179     23,603       200,243
                                                        ------------  ------------  -----------  ---------  ------------
  Total Investment Income.............................     2,025,400     2,682,614      275,037     56,787     1,444,315
                                                        ------------  ------------  -----------  ---------  ------------
EXPENSES:
Unified fees (Note 2).................................       832,889     1,055,352      108,140     11,085       641,200
Trustees' fees and expenses (Note 2)..................         5,151         6,585          529     --             3,942
Other.................................................           781           727          727     --               727
                                                        ------------  ------------  -----------  ---------  ------------
  Expenses before waiver of fees......................       838,821     1,062,664      109,396     11,085       645,869
Fees waived by Manager (Note 2).......................       --            --           --          --           --
                                                        ------------  ------------  -----------  ---------  ------------
  Total Expenses......................................       838,821     1,062,664      109,396     11,085       645,869
                                                        ------------  ------------  -----------  ---------  ------------
NET INVESTMENT INCOME.................................     1,186,579     1,619,950      165,641     45,702       798,446
                                                        ------------  ------------  -----------  ---------  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 3):
Net realized gain/(loss) from:
  Security transactions (Net of foreign capital gains
    tax of $54,487 for the Emerging Markets Series)...     6,321,047    10,480,166      776,754     (4,508)        3,219
  Futures contracts...................................       --            --           --          (6,319)      --
  Forward foreign exchange contracts..................       --            --                (1)        (2)      --
  Foreign currency transactions.......................       --            --                 4         (4)      --
Net change in unrealized appreciation/(depreciation)
  on:
  Securities..........................................     8,831,778    15,080,708    2,355,567     11,847    16,739,426
  Forward foreign exchange contracts..................       --            --           --          --           --
  Other assets and liabilities denominated in foreign
    currencies........................................       --            --                (2)        (5)      --
                                                        ------------  ------------  -----------  ---------  ------------
  Net realized and unrealized gain/(loss) on
    investments.......................................    15,152,825    25,560,874    3,132,322      1,009    16,742,645
                                                        ------------  ------------  -----------  ---------  ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................  $ 16,339,404  $ 27,180,824  $ 3,297,963  $  46,711  $ 17,541,091
                                                        ------------  ------------  -----------  ---------  ------------
                                                        ------------  ------------  -----------  ---------  ------------

                                                          EMERGING
                                                           MARKETS
                                                           SERIES
                                                        ------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $8,038,
  $888, $265, $9,853, $60,496, $58,067, $19,051 and
  $3,074 for the All-Growth Series, Value Equity
  Series, Strategic Equity Series, Rising Dividends
  Series, Emerging Markets Series, Natural Resources
  Series, Multiple Allocation Series and Fully Managed
  Series, respectively)...............................  $    865,470
Interest..............................................       187,569
                                                        ------------
  Total Investment Income.............................     1,053,039
                                                        ------------
EXPENSES:
Unified fees (Note 2).................................       817,859
Trustees' fees and expenses (Note 2)..................         3,804
Other.................................................        13,209
                                                        ------------
  Expenses before waiver of fees......................       834,872
Fees waived by Manager (Note 2).......................       --
                                                        ------------
  Total Expenses......................................       834,872
                                                        ------------
NET INVESTMENT INCOME.................................       218,167
                                                        ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 3):
Net realized gain/(loss) from:
  Security transactions (Net of foreign capital gains
    tax of $54,487 for the Emerging Markets Series)...   (12,693,493)
  Futures contracts...................................       --
  Forward foreign exchange contracts..................      (177,585)
  Foreign currency transactions.......................        41,335
Net change in unrealized appreciation/(depreciation)
  on:
  Securities..........................................     6,711,252
  Forward foreign exchange contracts..................       (82,672)
  Other assets and liabilities denominated in foreign
    currencies........................................       (16,479)
                                                        ------------
  Net realized and unrealized gain/(loss) on
    investments.......................................    (6,217,642)
                                                        ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................  ($ 5,999,475)
                                                        ------------
                                                        ------------


------------------
* The Value Equity Series and the Strategic Equity Series commenced operations on January 3, 1995 and October 2, 1995, respectively.

                       See Notes to Financial Statements.

                                                                      LIMITED
  NATURAL        REAL        MARKET       MULTIPLE       FULLY       MATURITY      LIQUID
 RESOURCES      ESTATE       MANAGER     ALLOCATION     MANAGED        BOND         ASSET
   SERIES       SERIES       SERIES        SERIES        SERIES       SERIES       SERIES
------------  -----------  -----------  ------------  ------------  -----------  -----------
$    494,731  $ 2,248,846  $   --       $  3,076,889  $  2,019,338  $   --       $   --
      59,501      117,161      223,253    13,502,765     2,854,542    5,332,243    2,544,008
------------  -----------  -----------  ------------  ------------  -----------  -----------
     554,232    2,366,007      223,253    16,579,654     4,873,880    5,332,243    2,544,008
------------  -----------  -----------  ------------  ------------  -----------  -----------
     291,869      347,823       51,724     3,056,095     1,102,160      516,872      254,546
       1,951        2,257          267        19,521         6,933        5,265        2,885
         727          726          727           728         1,012          727          727
------------  -----------  -----------  ------------  ------------  -----------  -----------
     294,547      350,806       52,718     3,076,344     1,110,105      522,864      258,158
     --           --            (6,748)      --            --           --           --
------------  -----------  -----------  ------------  ------------  -----------  -----------
     294,547      350,806       45,970     3,076,344     1,110,105      522,864      258,158
------------  -----------  -----------  ------------  ------------  -----------  -----------
     259,685    2,015,201      177,283    13,503,310     3,763,775    4,809,379    2,285,850
------------  -----------  -----------  ------------  ------------  -----------  -----------
     842,404       39,122       26,779    19,458,952    (1,095,310)   2,463,900           51
     --           --           --          2,404,040       --           --           --
       2,074      --           --                (52)       (4,674)     --           --
       6,863      --           --                162        15,629           (3)     --
   1,526,776    3,141,679      972,237    17,506,940    18,065,643    2,326,656      --
         481      --           --            --            --           --           --
            )
        (677      --           --                (10)          (13)     --           --
------------  -----------  -----------  ------------  ------------  -----------  -----------
   2,377,921    3,180,801      999,016    39,370,032    16,981,275    4,790,553           51
------------  -----------  -----------  ------------  ------------  -----------  -----------
   2,637,606
$             $ 5,196,002  $ 1,176,299  $ 52,873,342  $ 20,745,050  $ 9,599,932  $ 2,285,901
------------  -----------  -----------  ------------  ------------  -----------  -----------
------------  -----------  -----------  ------------  ------------  -----------  -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                 THE GCG TRUST

                          YEAR ENDED DECEMBER 31, 1995

                                                                   CAPITAL        VALUE       STRATEGIC      RISING       EMERGING
                                                   ALL-GROWTH   APPRECIATION      EQUITY       EQUITY      DIVIDENDS      MARKETS
                                                     SERIES        SERIES        SERIES*       SERIES*       SERIES        SERIES
                                                  ------------  -------------  ------------  -----------  ------------  -----------
OPERATIONS:
  Net investment income......................... $  1,186,579  $   1,619,950  $    165,641  $    45,702  $    798,446  $    218,167
  Net realized gain/(loss) on securities,
    futures contracts, forward foreign exchange
    contracts and foreign currency
    transactions................................    6,321,047     10,480,166       776,757      (10,833)        3,219   (12,829,743)
  Net unrealized appreciation on securities,
    futures contracts, forward foreign exchange
    contracts and other assets and liabilities
    denominated in foreign currencies...........    8,831,778     15,080,708     2,355,565       11,842    16,739,426     6,612,101
                                                 ------------  -------------  ------------  -----------  ------------  ------------
  Net increase/(decrease) in net assets
    resulting from operations...................   16,339,404     27,180,824     3,297,963       46,711    17,541,091    (5,999,475)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................     (919,094)    (1,240,656)     (121,533)     (18,654)     (572,878)      --
  Net realized gains............................   (3,826,657)    (9,067,480)     (598,527)     --            --             (7,833)
NET INCREASE/(DECREASE) IN NET ASSETS FROM
  SHARES OF BENEFICIAL INTEREST TRANSACTIONS
  (NOTE 4)......................................   10,387,146     16,464,904    26,247,585    8,034,403    13,529,337   (11,242,221)
                                                 ------------  -------------  ------------  -----------  ------------  ------------
Net increase/(decrease) in net assets...........   21,980,799     33,337,592    28,825,488    8,062,460    30,497,550   (17,249,529)
NET ASSETS:
Beginning of year...............................   71,217,603     88,889,648         5,000        5,000    50,712,159    65,223,912
                                                 ------------  -------------  ------------  -----------  ------------  ------------
End of year..................................... $ 93,198,402  $ 122,227,240  $ 28,830,488  $ 8,067,460  $ 81,209,709  $ 47,974,383
                                                 ------------  -------------  ------------  -----------  ------------  ------------
                                                 ------------  -------------  ------------  -----------  ------------  ------------
Undistributed net investment income............. $    267,485  $     379,294  $     44,111  $    27,042  $    225,568  $    --
                                                 ------------  -------------  ------------  -----------  ------------  ------------
                                                 ------------  -------------  ------------  -----------  ------------  ------------


------------------
* The Value Equity Series and the Strategic Equity Series commenced operations on January 3, 1995 and October 2, 1995, respectively.

                       See Notes to Financial Statements.

                                                                         LIMITED
  NATURAL         REAL        MARKET       MULTIPLE         FULLY        MATURITY       LIQUID
 RESOURCES       ESTATE       MANAGER     ALLOCATION       MANAGED         BOND         ASSET
   SERIES        SERIES       SERIES        SERIES         SERIES         SERIES        SERIES
------------  ------------  -----------  -------------  -------------  ------------  ------------
$    259,685  $  2,015,201  $   177,283  $  13,503,310  $   3,763,775  $  4,809,379  $  2,285,850
     851,341        39,122       26,779     21,863,102     (1,084,355)    2,463,897            51
   1,526,580     3,141,679      972,237     17,506,930     18,065,630     2,326,656       --
------------  ------------  -----------  -------------  -------------  ------------  ------------
   2,637,606     5,196,002    1,176,299     52,873,342     20,745,050     9,599,932     2,285,901
    (224,208)   (1,405,317)    (177,138)   (10,231,220)    (2,873,042)      --         (2,285,850)
    (349,161)      --           (25,988)   (11,548,721)      --             --            --
            )
  (7,795,740    (6,151,961)   2,225,002    (22,794,538)       862,794     8,268,477    (7,533,335)
------------  ------------  -----------  -------------  -------------  ------------  ------------
  (5,731,503)   (2,361,276)   3,198,175      8,298,863     18,734,802    17,868,409    (7,533,284)

  32,878,521    37,336,195    2,754,246    299,392,057     99,854,147    72,212,959    46,121,973
------------  ------------  -----------  -------------  -------------  ------------  ------------
$ 27,147,018  $ 34,974,919  $ 5,952,421  $ 307,690,920  $ 118,588,949  $ 90,081,368  $ 38,588,689
------------  ------------  -----------  -------------  -------------  ------------  ------------
------------  ------------  -----------  -------------  -------------  ------------  ------------
$     44,414  $    609,884  $       145  $   3,272,200  $     901,688  $  4,807,767  $    --
------------  ------------  -----------  -------------  -------------  ------------  ------------
------------  ------------  -----------  -------------  -------------  ------------  ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                 THE GCG TRUST

                          YEAR ENDED DECEMBER 31, 1994

                                                                     CAPITAL        RISING       EMERGING      NATURAL
                                                      ALL-GROWTH   APPRECIATION    DIVIDEND      MARKETS      RESOURCES
                                                        SERIES        SERIES        SERIES        SERIES        SERIES
                                                     ------------  ------------  ------------  ------------  ------------
OPERATIONS:

  Net investment income............................  $    673,770  $  1,786,749  $    689,128  $     15,981  $    287,959

  Net realized gain/(loss) on securities and
    foreign currency transactions..................       786,644      (339,960)     (555,934)    2,848,007       832,038

  Net unrealized appreciation/(depreciation) on
    securities and other assets and liabilities
    denominated in foreign currencies..............    (8,600,804)   (2,939,449)     (229,418)  (13,548,574)     (758,326)
                                                     ------------  ------------  ------------  ------------  ------------

  Net increase/(decrease) in net assets resulting
    from operations................................    (7,140,390)   (1,492,660)      (96,224)  (10,684,586)      361,671

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income............................      (673,770)   (1,786,749)     (689,128)      (15,981)     (287,959)

  Net realized gains...............................       --            --            --         (2,848,007)     (519,786)

  In excess of net realized gains..................       --            --            --            (10,728)      (22,684)

NET INCREASE IN NET ASSETS FROM SHARES OF
  BENEFICIAL INTEREST TRANSACTIONS (NOTE 4)........    22,541,103     4,950,457    37,067,990    47,602,435    11,829,809
                                                     ------------  ------------  ------------  ------------  ------------

Net increase/(decrease) in net assets..............    14,726,943     1,671,048    36,282,638    34,043,133    11,361,051

NET ASSETS:

Beginning of year..................................    56,490,660    87,218,600    14,429,521    31,180,779    21,517,470
                                                     ------------  ------------  ------------  ------------  ------------

End of year........................................  $ 71,217,603  $ 88,889,648  $ 50,712,159  $ 65,223,912  $ 32,878,521
                                                     ------------  ------------  ------------  ------------  ------------
                                                     ------------  ------------  ------------  ------------  ------------

Undistributed net investment income................  $    --       $    --       $    --       $    --       $    --
                                                     ------------  ------------  ------------  ------------  ------------
                                                     ------------  ------------  ------------  ------------  ------------

------------------
* The Market Manager Series commenced operations on November 14, 1994.








                       See Notes to Financial Statements.

                                                           LIMITED
    REAL        MARKET       MULTIPLE         FULLY        MATURITY       LIQUID
   ESTATE       MANAGER     ALLOCATION       MANAGED         BOND         ASSET
   SERIES       SERIES*       SERIES         SERIES         SERIES        SERIES
------------  -----------  -------------  -------------  ------------  ------------
$  1,881,187  $     6,199  $  10,712,021  $   2,867,101  $  3,530,748  $  1,472,537

    (145,061)         316     (7,454,742)      (801,172)   (2,276,591)          (15)

      59,234      --          (6,671,966)   (10,742,758)   (2,144,080)      --
------------  -----------  -------------  -------------  ------------  ------------

   1,795,360        6,515     (3,414,687)    (8,676,829)     (889,923)    1,472,522

  (1,881,187)      (6,199)   (10,712,021)    (2,867,101)   (3,530,748)   (1,472,537)

     --              (316)      --             --             --            --

     --           --            --             --             --            --

   8,422,369    2,754,246     39,287,725      2,707,927     4,414,327    29,313,514
------------  -----------  -------------  -------------  ------------  ------------

   8,336,542    2,754,246     25,161,017     (8,836,003)       (6,344)   29,313,499

  28,999,653      --         274,231,040    108,690,150    72,219,303    16,808,474
------------  -----------  -------------  -------------  ------------  ------------

$ 37,336,195  $ 2,754,246  $ 299,392,057  $  99,854,147  $ 72,212,959  $ 46,121,973
------------  -----------  -------------  -------------  ------------  ------------
------------  -----------  -------------  -------------  ------------  ------------

$    --       $   --       $    --        $    --        $    --       $    --
------------  -----------  -------------  -------------  ------------  ------------
------------  -----------  -------------  -------------  ------------  ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                              ALL-GROWTH SERIES**

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       PERIOD
                                     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                   12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90    12/31/89*
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, beginning of
  year...........................  $   11.86  $   13.42  $   12.64  $   13.05  $    9.65  $   10.59   $   10.00
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income............       0.18       0.11       0.05       0.08       0.11       0.19        0.09
Net realized and unrealized gain/
  (loss) on investments..........       2.47      (1.56)      0.78      (0.41)      3.40      (0.94)       0.66
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total from investment
  operations.....................       2.65      (1.45)      0.83      (0.33)      3.51      (0.75)       0.75
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................      (0.14)     (0.11)     (0.05)     (0.08)     (0.11)     (0.19)      (0.09)
Distributions from
  capital gains..................      (0.59)        --         --         --         --         --          --
Paid in Capital..................         --         --         --         --         --         --       (0.07)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total distributions..............      (0.73)     (0.11)     (0.05)     (0.08)     (0.11)     (0.19)      (0.16)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, end of year.....  $   13.78  $   11.86  $   13.42  $   12.64  $   13.05  $    9.65   $   10.59
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total return.....................      22.42%    (10.77)%     6.56%     (2.59)%    36.48%     (7.35)%      7.20%++
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's).....................  $  93,198  $  71,218  $  56,491  $  24,202  $  11,857  $   5,005   $   3,572
Ratio of operating expenses to
  average net assets.............       1.01%      1.00%      1.01%      1.31%      1.48%      1.51%       3.23%+
Decrease reflected in above
  expense ratio due to expense
  limitations....................         --         --       0.01%      0.04%      0.40%      1.51%       0.38%+
Ratio of net investment income to
  average net assets.............       1.42%      1.08%      0.52%      0.61%      0.94%      1.99%       0.94%+
Portfolio turnover rate..........         81%    195.65%     29.09%     20.13%     31.39%     88.29%      53.92%

------------------
 * The All-Growth Series commenced operations on January 24, 1989.
** Since July 1, 1994, Warburg, Pincus Counsellors, Inc. has served as Portfolio
   Manager for the All-Growth Series.
   Prior to that date, a different firm served as Portfolio Manager.
 + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                          CAPITAL APPRECIATION SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                YEAR       YEAR       YEAR       PERIOD
                                                                               ENDED       ENDED      ENDED       ENDED
                                                                              12/31/95   12/31/94   12/31/93    12/31/92*
                                                                             ----------  ---------  ---------  ----------
Net asset value, beginning of year.........................................  $    11.34  $   11.76  $   11.00   $   10.00
                                                                             ----------  ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income......................................................        0.19       0.23       0.13        0.12
Net realized and unrealized gain/(loss) on investments.....................        3.22      (0.42)      0.78        1.00
                                                                             ----------  ---------  ---------  ----------
Total from investment operations...........................................        3.41      (0.19)      0.91        1.12
                                                                             ----------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......................................       (0.15)     (0.23)     (0.13)      (0.12)
Distributions from capital gains...........................................       (1.09)        --      (0.02)         --
                                                                             ----------  ---------  ---------  ----------
Total distributions........................................................       (1.24)     (0.23)     (0.15)      (0.12)
                                                                             ----------  ---------  ---------  ----------
Net asset value, end of year...............................................  $    13.51  $   11.34  $   11.76   $   11.00
                                                                             ----------  ---------  ---------  ----------
                                                                             ----------  ---------  ---------  ----------
Total return...............................................................       30.16%     (1.59)%     8.31%      10.87%++
                                                                             ----------  ---------  ---------  ----------
                                                                             ----------  ---------  ---------  ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................  $  122,227  $  88,890  $  87,219   $  18,645
Ratio of operating expenses to average net assets..........................        1.01%      1.00%      1.02%       0.91%+
Decrease reflected in above expense ratio due to expense limitations.......          --         --       0.04%       0.27%+
Ratio of net investment income to average net assets.......................        1.53%      1.96%      1.69%       2.06%+
Portfolio turnover rate....................................................          98%     83.64%     66.82%       5.52%

------------------
 * The Capital Appreciation Series commenced operations on May 4, 1992. + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                              VALUE EQUITY SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR.

                                                                                                                         YEAR
                                                                                                                         ENDED
                                                                                                                       12/31/95*
                                                                                                                      ----------
Net asset value, beginning of year..................................................................................   $   10.00
                                                                                                                      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................................................................        0.08
Net realized and unrealized gain on investments.....................................................................        3.44
                                                                                                                      ----------
Total from investment operations....................................................................................        3.52
                                                                                                                      ----------
LESS DISTRIBUTIONS:
Dividends from net investment income................................................................................       (0.06)
Distributions from capital gains....................................................................................       (0.28)
                                                                                                                      ----------
Total distributions.................................................................................................       (0.34)
                                                                                                                      ----------
Net asset value, end of year........................................................................................   $   13.18
                                                                                                                      ----------
                                                                                                                      ----------
Total return........................................................................................................       35.21%
                                                                                                                      ----------
                                                                                                                      ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..................................................................................   $  28,830
Ratio of operating expenses to average net assets...................................................................        1.01%
Ratio of net investment income to average net assets................................................................        1.53%
Portfolio turnover rate.............................................................................................          86%

------------------
*The Value Equity Series commenced operations on January 3, 1995.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                            STRATEGIC EQUITY SERIES

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                                                       12/31/95*
                                                                                                                      ----------
Net asset value, beginning of period................................................................................   $   10.00
                                                                                                                      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................................................................................        0.06
Net realized and unrealized loss on investments.....................................................................       (0.03)#
                                                                                                                      ----------
Total from investment operations....................................................................................        0.03
                                                                                                                      ----------
LESS DISTRIBUTIONS:
Dividends from net investment income................................................................................       (0.02)
Distributions from capital gains....................................................................................          --
                                                                                                                      ----------
Total distributions.................................................................................................       (0.02)
                                                                                                                      ----------
Net asset value, end of period......................................................................................   $   10.01
                                                                                                                      ----------
                                                                                                                      ----------
Total return........................................................................................................        0.33%++
                                                                                                                      ----------
                                                                                                                      ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................................................................................   $   8,067
Ratio of operating expenses to average net assets...................................................................        1.00%+
Ratio of net investment income to average net assets................................................................        4.04%+
Portfolio turnover rate.............................................................................................          29%

------------------
 * The Strategic Equity Series commenced operations on October 2, 1995.
 + Annualized
++ Non-annualized
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                            RISING DIVIDENDS SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                               YEAR       YEAR       PERIOD
                                                                                               ENDED      ENDED       ENDED
                                                                                             12/31/95   12/31/94    12/31/93*
                                                                                             ---------  ---------  ----------
Net asset value, beginning of year.........................................................  $   10.22  $   10.30   $   10.00
                                                                                             ---------  ---------  ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................................................................       0.13       0.14        0.01
Net realized and unrealized gain/(loss) on investments.....................................       3.04      (0.08)       0.30
                                                                                             ---------  ---------  ----------
Total from investment operations...........................................................       3.17       0.06        0.31
                                                                                             ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......................................................      (0.09)     (0.14)      (0.01)
Distributions from capital gains...........................................................         --         --          --
                                                                                             ---------  ---------  ----------
Total distributions........................................................................      (0.09)     (0.14)      (0.01)
                                                                                             ---------  ---------  ----------
Net asset value, end of year...............................................................  $   13.30  $   10.22   $   10.30
                                                                                             ---------  ---------  ----------
                                                                                             ---------  ---------  ----------
Total return...............................................................................      31.06%      0.59%       3.10%++
                                                                                             ---------  ---------  ----------
                                                                                             ---------  ---------  ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................  $  81,210  $  50,712   $  14,430
Ratio of operating expenses to average net assets..........................................       1.01%      1.00%       0.24%++
Ratio of net investment income to average net assets.......................................       1.24%      1.88%       0.34%++
Portfolio turnover rate....................................................................         43%     25.99%       2.79%

------------------
* The Rising Dividends Series commenced operations on October 4, 1993. ++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                            EMERGING MARKETS SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                            YEAR       YEAR       PERIOD
                                                                                            ENDED      ENDED       ENDED
                                                                                          12/31/95   12/31/94    12/31/93*
                                                                                          ---------  ---------  ----------
Net asset value, beginning of year......................................................  $   10.08  $   12.44   $   10.00
                                                                                          ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income...................................................................       0.04         --          --
Net realized and unrealized gain/(loss) on investments..................................      (1.06)     (1.89)       2.44
                                                                                          ---------  ---------  ----------
Total from investment operations........................................................      (1.02)     (1.89)       2.44
                                                                                          ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment income....................................................         --         --          --
Distributions from capital gains........................................................      (0.00)#     (0.47)        --
                                                                                          ---------  ---------  ----------
Total distributions.....................................................................      (0.00)     (0.47)         --
                                                                                          ---------  ---------  ----------
Net asset value, end of year............................................................  $    9.06  $   10.08   $   12.44
                                                                                          ---------  ---------  ----------
                                                                                          ---------  ---------  ----------
Total return............................................................................     (10.11)%   (15.18)%     24.40%++
                                                                                          ---------  ---------  ----------
                                                                                          ---------  ---------  ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................................................  $  47,974  $  65,224   $  31,181
Ratio of operating expenses to average net assets.......................................       1.53%      1.73%       0.38%++
Ratio of net investment income to average net assets....................................       0.40%      0.03%       0.00%++
Portfolio turnover rate.................................................................        141%    105.88%       0.00%

------------------
 * The Emerging Markets Series commenced operations on October 4, 1993. ++ Non-annualized
 # Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                            NATURAL RESOURCES SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       PERIOD
                                     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                   12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90    12/31/89*
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, beginning of
  year...........................  $   13.88  $   13.89  $    9.31  $   10.46  $   10.11  $   11.89   $   10.00
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income/(loss).....       0.15       0.13       0.07       0.14       0.13       0.13       (0.35)
Net realized and unrealized gain/
  (loss) on investments..........       1.34       0.23       4.58      (1.15)      0.35      (1.78)       2.26
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total from investment
  operations.....................       1.49       0.36       4.65      (1.01)      0.48      (1.65)       1.91
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................      (0.13)     (0.13)     (0.07)     (0.14)     (0.13)     (0.13)         --
Distributions from
  capital gains..................      (0.20)     (0.24)        --         --         --         --       (0.02)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total distributions..............      (0.33)     (0.37)     (0.07)     (0.14)     (0.13)     (0.13)      (0.02)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, end of year.....  $   15.04  $   13.88  $   13.89  $    9.31  $   10.46  $   10.11   $   11.89
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total return.....................      10.69%      2.53%     49.93%     (9.81)%     4.70%    (13.84)%     18.96%++
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  000's).........................  $  27,147  $  32,879  $  21,517  $   2,916  $   2,702  $   2,552   $   2,383
Ratio of operating expenses to
  average net assets.............       1.01%      1.00%      1.05%      1.50%      1.50%      1.53%       5.46%+
Decrease reflected in above
  expense ratio due to expense
  limitations....................         --         --       0.08%      0.89%      1.94%      1.93%       1.36%+
Ratio of net investment
  income/(loss) to average net
  assets.........................       0.89%      1.01%      1.03%      1.38%      1.21%      1.21%      (3.65)%+
Portfolio turnover rate..........         24%     25.12%      4.77%     19.28%     38.63%     53.99%      21.95%

------------------
* The Natural Resources Series commenced operations on January 24, 1989. + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                              REAL ESTATE SERIES**

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       PERIOD
                                     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                   12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90    12/31/89*
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, beginning of
  year...........................  $   11.29  $   11.18  $    9.81  $    9.02  $    7.05  $    9.53   $   10.00
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income............       0.75       0.60       0.32       0.52       0.42       0.50        0.05
Net realized and unrealized gain/
  (loss) on investments..........       1.12       0.11#      1.37#      0.79       1.97      (2.48)      (0.06)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total from investment
  operations.....................       1.87       0.71       1.69       1.31       2.39      (1.98)      (0.01)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................      (0.53)     (0.60)     (0.32)     (0.52)     (0.42)     (0.50)      (0.05)
Distributions from capital
  gains..........................         --         --         --         --         --         --       (0.30)
Paid in Capital..................         --         --         --         --         --         --       (0.11)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total distributions..............      (0.53)     (0.60)     (0.32)     (0.52)     (0.42)     (0.50)      (0.46)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, end of year.....  $   12.63  $   11.29  $   11.18  $    9.81  $    9.02  $    7.05   $    9.53
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total return.....................      16.59%      6.34%     17.27%     13.87%     34.06%    (20.78)%     (1.22)%++
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  000's).........................  $  34,975  $  37,336  $  29,000  $   3,739  $     710  $     320   $     670
Ratio of operating expenses to
  average net assets.............       1.01%      1.00%      1.04%      1.18%      1.53%      1.48%       5.79%+
Decrease reflected in above
  expense ratio due to expense
  limitations....................         --         --       0.10%      1.79%     11.17%     10.80%       1.32%+
Ratio of net investment income to
  average net assets.............       5.79%      5.31%      4.69%      5.74%      5.00%      5.95%       0.55%+
Portfolio turnover rate..........         53%     64.18%     38.37%     17.57%     53.79%     47.16%      82.94%

------------------
 * The Real Estate Series commenced operations on January 24, 1989.
** Since January 1, 1995, E.I.I. Realty Securities, Inc. has served as Portfolio
   Manager for the Real Estate Series. Prior to that date, different firms served as Portfolio Manager.
 + Annualized
++ Non-annualized
 # The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                             MARKET MANAGER SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                                            YEAR        PERIOD
                                                                                                            ENDED        ENDED
                                                                                                          12/31/95     12/31/94*
                                                                                                         ----------   ----------
Net asset value, beginning of year.....................................................................   $   10.02    $   10.00
                                                                                                         ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................................................................        0.37         0.02
Net realized and unrealized gain on investments........................................................        2.06         0.02
                                                                                                         ----------   ----------
Total from investment operations.......................................................................        2.43         0.04
                                                                                                         ----------   ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................................................................       (0.37)       (0.02)
Distributions from capital gains.......................................................................       (0.05)          --
                                                                                                         ----------   ----------
Total distributions....................................................................................       (0.42)       (0.02)
                                                                                                         ----------   ----------
Net asset value, end of year...........................................................................   $   12.03    $   10.02
                                                                                                         ----------   ----------
                                                                                                         ----------   ----------
Total return...........................................................................................       24.33%        0.44%++
                                                                                                         ----------   ----------
                                                                                                         ----------   ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).....................................................................   $   5,952    $   2,754
Ratio of operating expenses to average net assets......................................................        0.89%          --
Decrease reflected in above expense ratio due to expense limitations...................................        0.13%        0.13%++
Ratio of net investment income to average net assets...................................................        3.42%        0.65%++
Portfolio turnover rate................................................................................           5%          --

------------------
* The Market Manager Series commenced operations on November 14, 1994. ++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                           MULTIPLE ALLOCATION SERIES

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                 YEAR        YEAR        YEAR        YEAR       YEAR       YEAR       PERIOD
                                ENDED       ENDED       ENDED       ENDED       ENDED      ENDED       ENDED
                               12/31/95    12/31/94    12/31/93    12/31/92   12/31/91   12/31/90    12/31/89*
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
Net asset value, beginning
  of year...................  $    11.33  $    11.89  $    11.41  $    11.73  $   10.26  $   10.34   $   10.00
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
INCOME/(LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income.......        0.58        0.42        0.24        0.42       0.49       0.57        0.58
Net realized and unrealized
  gain/(loss) on
  investments...............        1.56       (0.56)       1.03       (0.18)      1.57      (0.08)       0.44
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
Total from investment
  operations................        2.14       (0.14)       1.27        0.24       2.06       0.49        1.02
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.........       (0.45)      (0.42)      (0.24)      (0.42)     (0.49)     (0.57)      (0.58)
Distributions from capital
  gains.....................       (0.50)         --       (0.55)      (0.14)     (0.10)        --       (0.10)
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
Total distributions.........       (0.95)      (0.42)      (0.79)      (0.56)     (0.59)     (0.57)      (0.68)
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
Net asset value, end of
  year......................  $    12.52  $    11.33  $    11.89  $    11.41  $   11.73  $   10.26   $   10.34
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
Total return................       18.93%      (1.18)%     11.13%       1.88%     20.02%      4.74%       8.92%++
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
                              ----------  ----------  ----------  ----------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's)................  $  307,691  $  299,392  $  274,231  $  116,040  $  58,578  $  24,347   $  15,513
Ratio of operating expenses
  to average net assets.....        1.01%       1.00%       1.01%       1.09%      1.33%      1.24%       2.35%+
Decrease reflected in above
  expense ratio due to
  expense limitations.......          --          --        0.03%       0.10%      0.13%      0.68%       0.09%+
Ratio of net investment
  income to average net
  assets....................        4.42%       3.56%       2.75%       3.65%      4.43%      5.73%       6.52%+
Portfolio turnover rate.....         187%     291.00%     348.34%      92.68%     69.51%    162.45%     115.11%

------------------
 * The Multiple Allocation Series commenced operations on January 24, 1989. + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                             FULLY MANAGED SERIES**

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                   YEAR       YEAR        YEAR       YEAR       YEAR       YEAR       PERIOD
                                  ENDED       ENDED      ENDED       ENDED      ENDED      ENDED       ENDED
                                 12/31/95   12/31/94    12/31/93   12/31/92   12/31/91   12/31/90    12/31/89*
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
Net asset value, beginning of
  year........................  $    11.70  $   12.99  $    12.43  $   11.94  $    9.51  $   10.16   $   10.00
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.........        0.45       0.35        0.19       0.28       0.29       0.33        0.28
Net realized and
  unrealized gain/
  (loss) on investments.......        1.98      (1.29)       0.75       0.49       2.43      (0.65)       0.16
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
Total from investment
  operations..................        2.43      (0.94)       0.94       0.77       2.72      (0.32)       0.44
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................       (0.34)     (0.35)      (0.19)     (0.28)     (0.29)     (0.33)      (0.28)
Distributions from capital
  gains.......................          --         --       (0.19)        --         --         --          --
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
Total distributions...........       (0.34)     (0.35)      (0.38)     (0.28)     (0.29)     (0.33)      (0.28)
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
Net asset value, end of
  year........................  $    13.79  $   11.70  $    12.99  $   12.43  $   11.94  $    9.51   $   10.16
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
Total return..................       20.80%     (7.27)%      7.59%      6.23%     28.93%     (3.18)%      3.90%++
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
                                ----------  ---------  ----------  ---------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  000's)......................  $  118,589  $  99,854  $  108,690  $  37,696  $  10,031  $   5,426   $   5,443
Ratio of operating expenses to
  average net assets..........        1.01%      1.00%       1.01%      1.04%      1.50%      1.52%       2.69%+
Decrease reflected in above
  expense ratio due to expense
  limitations.................          --         --        0.04%      0.20%      0.68%      1.27%       0.19%+
Ratio of net investment income
  to average net assets.......        3.41%      2.62%       2.12%      2.38%      2.71%      3.38%       3.07%+
Portfolio turnover rate.......         113%     66.06%      54.89%     27.37%     68.21%     99.59%     195.69%

------------------
 * The Fully Managed Series commenced operations on January 24, 1989.
** Since January 1, 1995, T. Rowe Price Associates, Inc. has served as Portfolio
   Manager for the Fully Managed Series. Prior to that date, a different firm served as Portfolio Manager.
 + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                         LIMITED MATURITY BOND SERIES**

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.

                                     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       PERIOD
                                     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                   12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90    12/31/89*
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, beginning of
  year...........................  $    9.98  $   10.62  $   10.43  $   10.54  $   10.15  $   10.16   $   10.00
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income............       0.60       0.51       0.40       0.60       0.68       0.72        0.74
Net realized and unrealized gain/
  (loss) on investments..........       0.57      (0.64)      0.23      (0.11)      0.42         --        0.19
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total from investment
  operations.....................       1.17      (0.13)      0.63       0.49       1.10       0.72        0.93
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................         --      (0.51)     (0.40)     (0.60)     (0.68)     (0.72)      (0.74)
Distributions from
  capital gains..................         --         --      (0.04)        --      (0.03)     (0.01)      (0.03)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total distributions..............         --      (0.51)     (0.44)     (0.60)     (0.71)     (0.73)      (0.77)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, end of year.....  $   11.15  $    9.98  $   10.62  $   10.43  $   10.54  $   10.15   $   10.16
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total return.....................      11.72%     (1.19)%     6.20%      4.84%     11.27%      7.87%       9.69%++
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  000's).........................  $  90,081  $  72,213  $  72,219  $  40,213  $  16,144  $   8,321   $   2,631
Ratio of operating expenses to
  average net assets.............       0.61%      0.60%      0.61%      0.72%      0.87%      0.81%       1.11%+
Decrease reflected in above
  expense ratio due to expense
  limitations....................         --         --       0.04%      0.27%      0.89%      2.09%       3.22%+
Ratio of net investment income to
  average net assets.............       5.58%      4.73%      4.64%      5.71%      6.58%      7.47%       8.56%+
Portfolio turnover rate..........        302%    209.00%    114.63%     63.25%    464.93%    373.13%     354.02%

------------------
 * The Limited Maturity Bond Series commenced operations on January 24, 1989.
** Since May 1, 1992, Bankers Trust Company has served as Portfolio Manager for the Limited Maturity Bond Series. Prior to that date, a different firm served as Portfolio Manager.
 + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                 THE GCG TRUST
                             LIQUID ASSET SERIES**

      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR.


                                     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       PERIOD
                                     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                   12/31/95   12/31/94   12/31/93   12/31/92   12/31/91   12/31/90    12/31/89*
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, beginning of
  year...........................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income............      0.054      0.040      0.030      0.030      0.050      0.070       0.080
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total from investment
  operations.....................      0.054      0.040      0.030      0.030      0.050      0.070       0.080
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.........................     (0.054)    (0.040)    (0.030)    (0.030)    (0.050)    (0.070)     (0.080)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total distributions..............     (0.054)    (0.040)    (0.030)    (0.030)    (0.050)    (0.070)     (0.080)
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Net asset value, end of year.....  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
Total return.....................       5.51%      3.89%      2.64%      3.13%      5.66%      7.75%       7.67%++
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
                                   ---------  ---------  ---------  ---------  ---------  ---------  ----------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  000's).........................  $  38,589  $  46,122  $  16,808  $  13,206  $   9,790  $   8,709   $   2,352
Ratio of operating expenses to
  average net assets.............       0.61%      0.61%      0.61%      0.74%      0.76%      0.66%       0.90%+
Decrease reflected in above
  expense ratio due to expense
  limitations....................         --         --       0.08%      0.50%      1.01%      1.84%       3.26%+
Ratio of net investment income to
  average net assets.............       5.39%      3.89%      2.60%      3.04%      5.48%      7.56%       8.99%+

------------------
 * The Liquid Assets Series commenced operations on January 24, 1989.
** Since May 1, 1992, Bankers Trust Company has served as Portfolio Manager for the Liquid Asset Series. Prior to that date, a different firm served as Portfolio Manager.
 + Annualized
++ Non-annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                               ALL-GROWTH SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- 82.2%
   AEROSPACE/DEFENSE -- 5.4%
    130,000  GRC International Inc.+..............  $ 4,988,750
                                                    -----------
   BANKS/SAVINGS AND LOAN -- 10.4%
     17,000  Ahmanson (H F) & Company.............      450,500
     38,000  BankAmerica Corporation..............    2,460,500
     33,000  Crestar Financial Corporation........    1,951,125
     32,000  First Interstate Bancorp.............    4,368,000
     18,000  Great Western Financial..............      459,000
                                                    -----------
                                                      9,689,125
                                                    -----------
   CHEMICALS -- 0.8%
     58,000  Quaker State Corporation.............      732,250
                                                    -----------
   COMMUNICATIONS AND MEDIA -- 4.3%
     91,000  Comcast Corporation, Class A, Special
               Shares (Non-Voting)................    1,655,063
     74,000  Tele-Communication Inc., Class A+....    1,470,750
     24,000  Time Warner Inc......................      909,000
                                                    -----------
                                                      4,034,813
                                                    -----------
   COMPUTER INDUSTRY -- 6.1%
     55,000  Honeywell, Inc.......................    2,674,375
     18,000  International Business Machines
               Corporation........................    1,651,500
     35,000  Micron Technology Inc................    1,386,875
                                                    -----------
                                                      5,712,750
                                                    -----------
   ELECTRONICS -- 3.3%
     30,000  Motorola, Inc........................    1,710,000
     27,000  Texas Instruments Inc................    1,397,250
                                                    -----------
                                                      3,107,250
                                                    -----------
   ENGINEERING/CONSTRUCTION -- 2.4%
     62,000  Stone & Webster Inc..................    2,224,250
                                                    -----------
   FINANCIAL SERVICES -- 1.9%
    105,000  USF&G Corporation....................    1,771,875
                                                    -----------
   HEALTH CARE SERVICES -- 2.7%
     20,000  Acuson Corporation+..................      247,500
     85,000  FoxMeyer Health Corporation+.........    2,273,750
                                                    -----------
                                                      2,521,250
                                                    -----------
   INDUSTRIAL MANUFACTURING AND PROCESSING -- 14.7%
    170,000  Bethlehem Steel Corporation+.........    2,380,000
     83,000  Corning Inc..........................    2,656,000
     72,000  Inco Ltd.............................    2,394,000
    160,000  LTV Corporation+.....................    2,200,000
    285,000  Republic Engineered Steels Inc.+.....    1,318,125
     90,000  USX-U.S. Steel Group.................    2,767,500
                                                    -----------
                                                     13,715,625
                                                    -----------
   LEISURE ENTERTAINMENT -- 1.3%
    100,000  Acclaim Entertainment Inc.+..........    1,237,500
                                                    -----------
   METAL MINING -- 19.7%
    150,000  Coeur d'Alene Mines Corporation......    2,568,750
    225,000  Homestake Mining Company.............    3,515,625
     89,000  Newmont Mining Corporation...........    4,027,250
    203,000  Pegasus Gold Inc.+...................    2,816,625
    146,000  Placer Dome Inc., ADR................    3,522,250
    200,000  Prime Resources Group, ADR+..........    1,374,281
     50,000  WHX Corporation+.....................      543,750
                                                    -----------
                                                     18,368,531
                                                    -----------
                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------

   OIL SERVICES -- 4.0%
     82,000  Baker Hughes Inc.....................  $ 1,998,750
     34,000  Halliburton Company..................    1,721,250
                                                    -----------
                                                      3,720,000
                                                    -----------
   PAPER AND FOREST PRODUCTS -- 2.7%
     46,000  Boise Cascade Corporation............    1,592,750
     38,000  James River Corporation of
               Virginia...........................      916,750
                                                    -----------
                                                      2,509,500
                                                    -----------
   RETAIL -- 1.2%
      9,666  Ben Franklin Retail Stores Inc.......       26,581
     72,000  Intimate Brands Inc..................    1,080,000
                                                    -----------
                                                      1,106,581
                                                    -----------
   TELECOMMUNICATIONS EQUIPMENT -- 1.3%
     41,000  AirTouch Communications Inc.+........    1,158,250
                                                    -----------
             Total Common Stocks
               (Cost $69,224,398).................   76,598,300
                                                    -----------

 PRINCIPAL
  AMOUNT
-----------
U.S. TREASURY OBLIGATIONS -- 12.3%
  U.S. TREASURY BILLS:
 $5,000,000  5.490%++ due 01/18/1996..............    4,987,458
  5,000,000  5.450%++ due 02/01/1996..............    4,977,163
  1,500,000  5.500%++ due 02/22/1996..............    1,488,430
                                                    -----------
             Total U.S. Treasury Obligations
               (Cost $11,453,051).................   11,453,051
                                                    -----------
REPURCHASE AGREEMENT -- 6.0%
  (Cost $5,585,000)
  5,585,000  Agreement with PNC Securities
               Corporation, 5.600% dated
               12/29/1995 to be repurchased at
               $5,588,475 on 01/02/1996,
               collateralized by $5,465,000 U.S.
               Treasury Notes, 5.750% due
               09/30/1997 (value $5,591,373)......    5,585,000
                                                    -----------

TOTAL INVESTMENTS (COST $86,262,449*).....      100.5%  93,636,351
OTHER ASSETS AND LIABILITIES (NET)........       (0.5)    (437,949)
                                            ---------  -----------
NET ASSETS................................      100.0% $93,198,402
                                            ---------  -----------
                                            ---------  -----------

----------------------
 * Aggregate cost for Federal tax purposes was $86,273,367.
 + Non-income producing security.
++ Annualized yield at date of purchase (unaudited).


                               GLOSSARY OF TERMS
                       ADR -- American Depositary Receipt


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                          CAPITAL APPRECIATION SERIES

                               DECEMBER 31, 1995


                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- 95.9%
 AERO/TRANSPORT -- 7.6%
     55,100  AlliedSignal Inc.....................  $ 2,617,250
     38,600  Boeing Company.......................    3,025,275
     29,200  Lockheed Martin Corporation..........    2,306,800
     18,600  Sundstrand Corporation...............    1,308,975
                                                    -----------
                                                      9,258,300
                                                    -----------
 BUILDING -- 1.0%
     91,600  DeBartolo Realty Corporation.........    1,190,800
                                                    -----------
 COMMODITIES -- 12.5%
     44,600  Aluminum Company of America..........    2,358,225
     39,800  Grace (W.R.) & Company...............    2,353,175
     45,000  Hercules, Inc........................    2,536,875
     19,734  Kimberly-Clark Corporation...........    1,632,989
     13,200  Monsanto Company.....................    1,617,000
     27,100  PPG Industries Inc...................    1,239,825
     46,400  Praxair Inc..........................    1,560,200
    106,100  Riverwood International
               Corporation........................    2,029,162
                                                    -----------
                                                     15,327,451
                                                    -----------
 CYCLICALS -- DURABLES -- 2.2%
     48,300  Chrysler Corporation.................    2,674,613
                                                    -----------
 CYCLICALS -- NON DURABLES -- 4.5%
     65,000  CUC International Inc.+..............    2,218,125
     99,100  Host Marriott Corporation+...........    1,313,075
     71,600  Manpower Inc.........................    2,013,750
                                                    -----------
                                                      5,544,950
                                                    -----------
 DEFENSIVE STAPLES -- 4.1%
     30,800  ConAgra Inc..........................    1,270,500
     19,800  CPC International Inc................    1,358,775
     29,300  Procter & Gamble Company.............    2,431,900
                                                    -----------
                                                      5,061,175
                                                    -----------
 ELECTRICAL EQUIPMENT -- 1.1%
     16,500  Emerson Electric Company.............    1,348,875
                                                    -----------
 ELECTRONICS -- 2.3%
     17,600  Intel Corporation....................      998,800
     22,000  LSI Logic Corporation+...............      720,500
     43,000  Teradyne Inc.+.......................    1,075,000
                                                    -----------
                                                      2,794,300
                                                    -----------
 ENERGY -- 4.4%
     19,500  Amoco Corporation....................    1,401,562
     11,900  Mobil Corporation....................    1,332,800
     18,400  Texaco Inc...........................    1,444,400
     45,200  Ultramar Corporation.................    1,163,900
                                                    -----------
                                                      5,342,662
                                                    -----------
 ENTERTAINMENT -- 6.1%
    132,200  Comcast Corporation, Class A, Special
               Shares (Non-Voting)................    2,404,388
     93,500  Tele-Com Liberty Media, Class A+.....    2,512,812
     66,100  Time Warner Inc......................    2,503,537
                                                    -----------
                                                      7,420,737
                                                    -----------
 FINANCE/BANKS -- 8.1%
     49,800  Bank of New York Inc.................    2,427,750
     24,200  Chase Manhattan Corporation..........    1,467,125
     41,500  First Union Corporation..............    2,308,438
     34,500  NationsBank Corporation..............    2,402,062
     37,900  Norwest Corporation..................    1,250,700
                                                    -----------
                                                      9,856,075
                                                    -----------

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
FINANCE/INSURANCE -- 2.0%
     30,373  Allstate Corporation.................  $ 1,249,090
     20,700  Household International Inc..........    1,223,888
                                                    -----------
                                                      2,472,978
                                                    -----------
GROWTH STAPLES -- 4.6%
     46,000  PepsiCo Inc..........................    2,570,250
     33,300  Philip Morris Companies Inc..........    3,013,650
                                                    -----------
                                                      5,583,900
                                                    -----------
HEALTH CARE -- 14.4%
     19,300  Aetna Life & Casualty Company........    1,336,525
     30,000  Boston Scientific Corporation+.......    1,470,000
     16,500  Bristol-Myers Squibb Company.........    1,416,938
     36,400  Johnson & Johnson....................    3,116,750
     44,100  Merck & Company Inc..................    2,899,575
     49,600  Pfizer, Inc..........................    3,124,800
     29,300  Schering-Plough Corporation..........    1,604,175
     20,000  United Heathcare Corporation.........    1,310,000
     13,200  Warner-Lambert Company...............    1,282,050
                                                    -----------
                                                     17,560,813
                                                    -----------
 INFORMATION PROCESSING -- 8.6%
     22,000  Compaq Computer Corporation+.........    1,056,000
     35,167  First Data Corporation...............    2,351,793
     27,500  Hewlett-Packard Company..............    2,303,125
     25,300  Microsoft Corporation+...............    2,220,075
     55,100  3Com Corporation+....................    2,569,037
                                                    -----------
                                                     10,500,030
                                                    -----------
 RETAIL -- 5.4%
     44,200  Federated Department Stores Inc.+....    1,215,500
     26,700  May Department Stores Company........    1,128,075
     44,100  Rite Aid Corporation.................    1,510,425
     39,700  Sears, Roebuck & Company.............    1,548,300
     52,000  Staples Inc.+........................    1,267,500
                                                    -----------
                                                      6,669,800
                                                    -----------
 TELECOMMUNICATION SERVICES -- 2.4%
     37,000  BellSouth Corporation................    1,609,500
     50,000  MCI Communications Corporation.......    1,306,250
                                                    -----------
                                                      2,915,750
                                                    -----------
 UTILITY -- 4.6%
     44,100  CMS Energy Corporation...............    1,317,487
     67,300  GTE Corporation......................    2,961,200
     57,100  Southern Company.....................    1,406,088
                                                    -----------
                                                      5,684,775
                                                    -----------
             Total Common Stocks
               (Cost $100,777,235)................  117,207,984
                                                    -----------

 PRINCIPAL
  AMOUNT
-----------
U.S TREASURY OBLIGATION -- 4.2%
 (Cost $5,102,969)
 U.S. TREASURY BILL:
 $5,137,000  5.420%++ due 02/15/1996.................    5,102,969
                                                       -----------

TOTAL INVESTMENTS
  (COST $105,880,204*)...................      100.1%  122,310,953
OTHER ASSETS AND LIABILITIES (NET).......       (0.1)      (83,713)
                                           ---------  ------------
NET ASSETS...............................      100.0% $122,227,240
                                           ---------  ------------
                                           ---------  ------------

----------------------
 * Aggregate cost for Federal tax purposes was $105,882,545.
 + Non-income producing security.
++ Annualized yield at date of purchase (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                              VALUE EQUITY SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                              (NOTE 1)
-----------                                          ----------
COMMON STOCKS -- 99.7%
 AEROSPACE/DEFENSE -- 2.3%
      6,000  Boeing Company........................  $  470,250
      2,000  McDonnell Douglas Corporation.........     184,000
                                                     ----------
                                                        654,250
                                                     ----------
 AUTOMOBILE -- 2.8%
      5,000  Chrysler Corporation..................     276,875
     12,000  Ford Motor Company....................     348,000
      3,400  General Motors Corporation............     179,775
                                                     ----------
                                                        804,650
                                                     ----------
 AUTOMOBILE PARTS -- 2.9%
     15,500  Breed Technologies Inc................     286,750
      3,500  Dana Corporation......................     102,375
      4,000  Eaton Corporation.....................     214,500
      4,000  Federal-Mogul Corporation.............      78,500
      3,000  Magna International Inc., Class A.....     129,750
      1,000  O'Reilly Automotive Inc.+.............      29,000
                                                     ----------
                                                        840,875
                                                     ----------
 BANKS -- 4.4%
      2,000  Banc One Corporation..................      75,500
        300  Bank of New York Inc..................      14,625
      4,400  BankAmerica Corporation...............     284,900
      7,500  Dime Bancorp Inc.+....................      87,188
        300  First Interstate Bancorp..............      40,950
        800  Fleet Financial Group Inc.............      32,600
      2,000  Home Financial Corporation............      31,000
      3,000  Imperial Thrift & Loan Association....      36,750
      3,000  Klamath First Bancorp Inc.+...........      41,250
      6,500  Mellon Bank Corporation...............     349,375
      5,000  PNC Bank Corporation..................     161,250
      2,300  Wachovia Corporation..................     105,225
                                                     ----------
                                                      1,260,613
                                                     ----------
 BEVERAGES -- 0.7%
      3,500  PepsiCo Inc...........................     195,562
                                                     ----------
 BIOTECHNOLOGY -- 0.4%
      3,000  Beckman Instruments Inc...............     106,125
                                                     ----------
 BUSINESS SERVICES -- 2.0%
      2,500  Autodesk, Inc.........................      85,625
      4,000  Automatic Data Processing Inc.........     297,000
      1,600  Cross (A.T.) Company, Class A.........      24,200
      2,500  Danka Business Systems................      92,500
      2,900  Deluxe Corporation....................      84,100
                                                     ----------
                                                        583,425
                                                     ----------
 CHEMICALS -- 1.8%
      6,500  du Pont (E.I.) de Nemours &
               Company, Inc........................     454,187
      2,000  Lubrizol Corporation..................      55,750
                                                     ----------
                                                        509,937
                                                     ----------

                                                       VALUE
  SHARES                                              (NOTE 1)
-----------                                          ----------

 COMMUNICATION & INFORMATION -- 1.0%
      4,000  Electronic Arts Inc.+.................  $  104,500
      2,000  Intel Corporation.....................     113,500
      5,000  Macneal-Schwendler Corporation........      80,000
                                                     ----------
                                                        298,000
                                                     ----------
 CONSTRUCTION ENGINEERING -- 0.8%
        533  Castle & Cooke, Inc.+.................       8,933
      5,000  Foster Wheeler Corporation............     212,500
                                                     ----------
                                                        221,433
                                                     ----------
 COSMETICS -- 1.4%
      1,000  Estee Lauder Company Inc..............      34,875
      1,500  Jean Phillipe Fragrances+.............      12,188
      7,500  Tambrands Inc.........................     358,125
                                                     ----------
                                                        405,188
                                                     ----------
 DEFENSE -- 0.9%
      5,000  General Motors Corporation, Class H...     245,625
                                                     ----------
 ELECTRIC UTILITIES -- 0.3%
      3,000  Minnesota Power & Light Company.......      85,125
                                                     ----------
 ELECTRONICS -- 0.9%
      1,700  Philips Electronics NV................      60,987
      3,000  Sony Corporation, ADR.................     184,125
                                                     ----------
                                                        245,112
                                                     ----------
 ENTERTAINMENT -- 0.9%
     11,500  Royal Caribbean Cruises Ltd...........     253,000
                                                     ----------
 FINANCIAL -- 4.0%
      1,000  DST Systems Inc.......................      28,500
        400  Federal National Mortgage
               Association.........................      49,650
      3,500  Great Western Financial Corporation...      89,250
      2,300  Lehman Brothers Holdings Inc..........      48,875
      2,500  Morgan (J.P.) & Company Inc...........     200,625
      4,000  Salomon Inc...........................     142,000
      9,000  Student Loan Marketing Association....     592,875
                                                     ----------
                                                      1,151,775
                                                     ----------
 HARDWARE AND TOOLS -- 0.8%
      6,500  Black & Decker Corporation............     229,125
                                                     ----------
 HEALTH CARE -- 13.2%
      7,600  Abbott Laboratories...................     317,300
      3,000  Bausch & Lomb Inc.....................     118,875
      4,000  Baxter International..................     167,500
      5,500  Columbia Healthcare Corporation.......     279,125
      5,500  Foundation Health Corporation+........     236,500
      5,200  Healthsource Inc.+....................     187,200
      2,300  Horizons/CMS Healthcare
               Corporation+........................      58,075
     16,500  Humana Inc.+..........................     451,688
      4,000  Integrated Health Services Inc........     100,000
      1,500  Oxford Health Plans+..................     110,812

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                              VALUE EQUITY SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                              (NOTE 1)
-----------                                          ----------
COMMON STOCKS -- (CONTINUED)
 HEALTH CARE -- (CONTINUED)
      1,600  Sterile Concepts Holdings.............  $   23,200
      2,000  Summit Technology Inc.+...............      67,500
     16,500  Tenet Healthcare Corporation+.........     342,375
      9,000  United Healthcare Corporation.........     589,500
     13,000  U.S. HealthCare Inc...................     604,500
      3,000  Value Health Inc.+....................      82,500
      1,500  VISX Inc.+............................      58,500
                                                     ----------
                                                      3,795,150
                                                     ----------
 HOSPITAL MANAGEMENT -- 0.5%
      4,000  Medaphis Corporation+.................     148,000
                                                     ----------
 HOUSEHOLD PRODUCTS/WARE -- 0.5%
      5,500  Rubbermaid, Inc.......................     140,250
                                                     ----------
 INSURANCE -- 3.1%
      7,000  Allstate Corporation..................     287,875
      5,000  Hartford Steam Boiler Company.........     250,000
      7,800  Torchmark Corporation.................     352,950
                                                     ----------
                                                        890,825
                                                     ----------
 MACHINERY -- 0.3%
        600  Caterpillar Inc.......................      35,250
      1,300  Harnischfeger Industries Inc..........      43,225
                                                     ----------
                                                         78,475
                                                     ----------
 MANUFACTURING INDUSTRIES -- 3.1%
      5,000  Honeywell, Inc........................     243,125
      1,500  Johnson Controls Inc..................     103,125
     11,700  Pitney Bowes Inc......................     549,900
                                                     ----------
                                                        896,150
                                                     ----------
 MARITIME INDUSTRY -- 0.0%#
      1,500  OMI Corporation+......................       9,750
                                                     ----------
 METAL -- 1.3%
      6,000  Carpenter Technology Corporation......     246,750
      2,500  Nucor Corporation.....................     142,813
                                                     ----------
                                                        389,563
                                                     ----------
 MULTI-INDUSTRY COMPANIES -- 1.6%
     28,000  Westinghouse Electric Corporation.....     462,000
                                                     ----------
 NONDURABLE GOODS -- CONSUMER -- 0.8%
      3,500  Eastman Kodak Company.................     234,500
                                                     ----------
 OIL/GAS-INTERNATIONAL -- 9.9%
        400  Amerada Hess Corporation..............      21,200
      3,600  Amoco Corporation.....................     258,750
      2,500  Anadarko Petroleum Company............     135,313
      2,000  Atlantic Richfield Company............     221,500
      4,500  British Petroleum, ADR................     459,563
      2,500  Chevron Corporation...................     131,250


                                                       VALUE
  SHARES                                              (NOTE 1)
-----------                                          ----------
 OIL/GAS-INTERNATIONAL -- (CONTINUED)
      6,000  Exxon Corporation.....................  $  480,750
      4,500  Mobil Corporation.....................     504,000
        400  Norsk Hydro A.S., ADR.................      16,750
     12,000  Occidental Petroleum Corporation......     256,500
      2,300  Pennzoil Company......................      97,175
      1,300  Royal Dutch Petroleum Company, ADR....     183,462
        600  Texaco Inc............................      47,100
      1,700  YPF Sociedad Anonima, ADS.............      36,762
                                                     ----------
                                                      2,850,075
                                                     ----------
 OIL/GAS-MINERAL INTERESTS -- 1.6%
     11,500  Apache Corporation....................     339,250
      2,200  Diamond Shamrock Inc..................      56,925
        800  Sonat, Inc............................      28,500
      2,000  Valero Energy Corporation.............      49,000
                                                     ----------
                                                        473,675
                                                     ----------
 OIL SERVICES -- 1.6%
      1,500  Dresser Industries Inc................      36,562
      3,000  Halliburton Company...................     151,875
      3,000  Schlumberger Ltd......................     207,750
      2,000  Ultramar Corporation..................      51,500
                                                     ----------
                                                        447,687
                                                     ----------
 PACKAGED FOODS -- 3.9%
      3,500  Campbell Soup Company.................     210,000
      5,000  Chiquita Brands International Inc.....      68,750
      1,900  ConAgra Inc...........................      78,375
      2,500  CPC International Inc.................     171,562
      1,600  Dole Food Company.....................      56,000
      3,900  Heinz (H.J.) Company..................     129,187
      1,500  Hershey Foods Corporation.............      97,500
     10,000  Sara Lee Corporation..................     318,750
                                                     ----------
                                                      1,130,124
                                                     ----------
 PAPER FOREST PRODUCTS -- 0.2%
      5,000  Stone Container Corporation...........      71,875
                                                     ----------
 PHARMACEUTICALS -- 11.2%
      5,500  American Home Products Corporation....     533,500
      6,600  Amgen Inc.+...........................     391,875
      6,300  Bristol-Myers Squibb Company..........     541,013
      4,800  Johnson & Johnson.....................     411,000
     13,600  Lilly (Eli) & Company.................     765,000
      4,000  Merck & Company Inc...................     263,000
      1,800  Pfizer Inc............................     113,400
      2,500  Scherer (R.P.) Corporation+...........     122,813
      1,500  Schering-Plough Corporation...........      82,125
                                                     ----------
                                                      3,223,726
                                                     ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                              VALUE EQUITY SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                              (NOTE 1)
-----------                                          ----------
COMMON STOCKS -- (CONTINUED)
 PUBLISHING -- 1.5%
      6,800  Dun & Bradstreet Corporation..........  $  440,300
                                                     ----------
 PUBLISHING & NEWS -- 1.0%
      1,300  Gannet Company........................      79,787
      3,500  Tribune Company.......................     213,938
                                                     ----------
                                                        293,725
                                                     ----------
 RESTAURANTS -- 0.7%
      2,000  McDonald's Corporation................      90,250
      5,000  Wendy's International Inc.............     106,250
                                                     ----------
                                                        196,500
                                                     ----------
 RETAIL DEPARTMENT STORES -- 0.7%
      3,300  Penny (J.C.) Co., Inc.................     157,163
      2,500  Wal-Mart Stores Inc...................      55,937
                                                     ----------
                                                        213,100
                                                     ----------
 RETAIL FOOD -- 0.2%
      2,500  Grand Metropolitan, ADR...............      71,875
                                                     ----------
 SPECIALTY MERCHANDISERS -- 0.1%
      5,000  Ashworth Inc.+........................      25,625
                                                     ----------
 TELECOMMUNICATIONS -- 0.9%
     10,000  Communications Satellite Corporation,
               Series 1............................     186,250
      2,500  MCI Communications Corporation........      65,312
                                                     ----------
                                                        251,562
                                                     ----------
 TOBACCO MANUFACTURERS -- 2.7%
      5,300  American Brands Inc...................     236,513
      2,500  Philip Morris Companies Inc...........     226,250
      5,000  RJR Nabisco Holdings Corporation......     154,375
      5,300  UST Inc...............................     176,887
                                                     ----------
                                                        794,025
                                                     ----------


                                                       VALUE
  SHARES                                              (NOTE 1)
-----------                                          ----------

 TRANSPORTATION -- 6.1%
     12,500  Airborne Freight Corporation..........  $  332,813
     10,000  CSX Corporation.......................     456,250
      2,500  Delta Air Lines Inc...................     184,688
      8,500  Federal Express Corporation+..........     627,938
      3,800  Illinois Central Corporation..........     145,825
                                                     ----------
                                                      1,747,514
                                                     ----------
 UTILITY-TELEPHONE -- 4.3%
      5,000  Ameritech Corporation.................     295,000
      9,500  BellSouth Corporation.................     413,250
      5,000  NYNEX Corporation.....................     270,000
        700  Pacific Telesis Group.................      23,538
      4,200  SBC Communications Inc................     241,500
                                                     ----------
                                                      1,243,288
                                                     ----------
 WASTE MANAGEMENT -- 0.4%
      4,400  Browning-Ferris Industries Inc........     129,800
                                                     ----------
             Total Common Stocks
               (Cost $26,383,392)..................  28,738,959
                                                     ----------

TOTAL INVESTMENTS (COST $26,383,392*)..       99.7%  28,738,959
OTHER ASSETS AND LIABILITIES (NET).....        0.3       91,529
                                         ---------  -----------
NET ASSETS.............................      100.0% $28,830,488
                                         ---------  -----------
                                         ---------  -----------

----------------------
* Aggregate cost for Federal tax purposes was $26,385,847.
+ Non-income producing security.
# Amount is less than 0.1%



                                GLOSSARY OF TERMS
                       ADR -- American Depositary Receipt.
                       ADS -- American Depositary Share.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                            STRATEGIC EQUITY SERIES

                               DECEMBER 31, 1995

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
COMMON STOCKS -- 79.7%
 AEROSPACE/DEFENSE -- 1.0%
          300  Curtiss-Wright Corporation........  $    16,125
        1,100  Moog, Inc., Class A+..............       18,975
          500  Northrop Corporation..............       32,000
          300  Thiokol Corporation...............       10,162
                                                   -----------
                                                        77,262
                                                   -----------
 APPAREL -- 0.2%
        1,000  Oshkosh B'Gosh Inc., Class A......       17,500
                                                   -----------
 AUTOS & AUTO PARTS -- 2.5%
        1,000  Apogee Enterprises Inc.+..........       17,000
          800  Dana Corporation..................       23,400
          400  Paccar Inc. ......................       16,850
        1,400  SPX Corporation...................       22,225
          200  TRW Inc. .........................       15,500
          800  Volvo AB, Class B, ADR............       16,475
        3,000  Wynn's International Inc. ........       88,875
                                                   -----------
                                                       200,325
                                                   -----------
 BANKING -- 1.1%
          800  Midlantic Corporation Inc. .......       52,500
          588  U.S. Bancorp......................       19,772
          200  Zions Bancorporation..............       16,050
                                                   -----------
                                                        88,322
                                                   -----------
 BUILDING AND CONSTRUCTION -- 2.6%
          500  Butler Manufacturing Company......       19,625
          700  Granite Construction Inc. ........       22,050
        1,500  Hovnanian Enterprises, Class A+...       11,250
        1,000  JLG Industries Inc.+..............       29,750
        6,400  Lamson & Sessions Company+........       49,600
          700  Nacco Industries Inc., Class A....       38,850
        1,800  Raymond Corporation...............       40,950
                                                   -----------
                                                       212,075
                                                   -----------
 BUILDING MATERIALS AND PRODUCTS -- 3.2%
        1,000  Ameron, Inc. .....................       37,625
        2,200  Cascade Corporation...............       30,800
          200  Johnson Controls Inc. ............       13,750
        2,100  Lafarge Corporation...............       39,375
        1,700  Medusa Corporation................       45,050
        3,600  Republic Group Inc. ..............       50,400
        2,300  South Down, Inc.+.................       44,850
                                                   -----------
                                                       261,850
                                                   -----------
 BUSINESS SERVICES -- 1.1%
        2,500  BET PLC, ADR......................       19,063
          800  Bowne & Company Inc. .............       16,000
        1,000  Graphic Industries Inc. ..........       12,250
        1,800  Nova Corporation..................       14,400
        1,100  Volt Information Sciences Inc.+...       29,975
                                                   -----------
                                                        91,688
                                                   -----------
 CHEMICALS -- 6.5%
        1,500  Air Products & Chemicals Inc. ....       79,125
        1,000  Cabot Corporation.................       53,875
        2,100  Dow Chemical Company..............      147,787
          500  Eastman Chemical Company..........       31,313
          600  First Mississippi Corporation.....       15,900
        1,000  IMC Global Inc. ..................       40,875
          700  Imperial Chemical Industries PLC,
                 ADR.............................       32,725
        3,000  Terra Industries Inc. ............       42,375
        2,100  Union Carbide Corporation.........       78,750
                                                   -----------
                                                       522,725
                                                   -----------

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------

 COMPUTER INDUSTRY -- 0.8%
          900  Dell Computer Corporation+........  $    31,162
          500  SCI Systems Inc.+.................       15,500
          400  Sun Microsystems Inc.+............       18,250
                                                   -----------
                                                        64,912
                                                   -----------
 CONSUMER DURABLES -- 1.4%
          900  Black & Decker Corporation........       31,725
        1,600  Interface Inc. ...................       27,200
          400  Miller (Herman) Inc. .............       12,000
        2,300  Oneida Ltd........................       40,538
                                                   -----------
                                                       111,463
                                                   -----------
 CONSUMER NON-DURABLES -- 0.5%
          700  Archer-Daniels-Midland Company....       12,600
          700  Helen of Troy Ltd.+...............       14,700
          800  Westcott Communications Inc.+.....       11,000
                                                   -----------
                                                        38,300
                                                   -----------
 ELECTRONIC DATA PROCESSING -- 0.5%
          300  Compaq Computer Corporation+......       14,400
          300  International Business Machines
                 Corporation.....................       27,525
                                                   -----------
                                                        41,925
                                                   -----------
 ELECTRONIC DATA PROCESSING PERIPHERALS -- 0.9%
          900  Conner Peripherals Inc.+..........       18,900
          500  Gerber Scientific Inc. ...........        8,125
        1,000  Seagate Technology Inc.+..........       47,500
                                                   -----------
                                                        74,525
                                                   -----------
 ELECTRONIC PRODUCTION EQUIPMENT AND DISTRIBUTION -- 3.2%
          600  Applied Materials Inc.+...........       23,625
          400  Arrow Electronics, Inc.+..........       17,250
          500  Avnet, Inc. ......................       22,375
          200  Bell Industries Inc. .............        4,500
        2,000  Esterline Technologies
                 Corporation+....................       47,250
          200  Harris Corporation................       10,925
          900  KLA Instruments Corporation+......       23,456
        1,600  Kulicke & Soffa Industries
                 Inc.+...........................       37,200
          500  Marshall Industries+..............       16,063
          300  Novellus Systems Inc.+............       16,200
        1,500  Teradyne Inc.+....................       37,500
                                                   -----------
                                                       256,344
                                                   -----------
 ELECTRONICS -- 1.1%
        1,100  CTS Corporation...................       41,525
        1,200  Park Electrochemical
                 Corporation.....................       39,600
          400  Thomas Industries Inc.............        9,400
                                                   -----------
                                                        90,525
                                                   -----------
 FINANCE -- 2.9%
        1,900  Alex Brown Inc. ..................       79,800
          800  Finova Group Inc. ................       38,600
        1,350  Inter-Regional Financial Group
                 Inc. ...........................       34,087
        3,100  Quick & Reilly Group Inc. ........       63,550
          450  SunAmerica Inc. ..................       21,375
                                                   -----------
                                                       237,412
                                                   -----------
 FOOD AND BEVERAGE -- 0.5%
        1,800  Coors (Adolph) Company, Class B...       39,825
                                                   -----------
 FOOD DISTRIBUTORS -- 0.4%
        1,600  Nash Finch Corporation............       29,200
                                                   -----------
 FOOD PROCESSING -- 0.7%
          600  IBP, Inc. ........................       30,300
        3,300  Morning Star Group Inc. ..........       26,400
                                                   -----------
                                                        56,700
                                                   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                            STRATEGIC EQUITY SERIES

                               DECEMBER 31, 1995

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
COMMON STOCKS -- (CONTINUED)
 INDUSTRIAL EQUIPMENT -- 2.9%
          900  Acme--Cleveland Corporation.......  $    16,875
        2,100  Albany International Corporation,
                 Class A.........................       38,063
        2,200  Ampco-Pittsburgh Corporation......       23,650
          700  Applied Power Inc. ...............       21,000
          900  Commercial Intertech
                 Corporation.....................       16,312
        1,300  Gleason Corporation...............       42,250
        1,200  Kennametal, Inc. .................       38,100
          600  Kysor Industrial Corporation......       14,550
          700  Tokheim Corporation+..............        4,725
        1,000  Varlen Corporation................       21,500
                                                   -----------
                                                       237,025
                                                   -----------
 MANUFACTURING -- 2.5%
          600  Blount International Inc., Class
                 A...............................       15,750
          300  Dover Corporation.................       11,063
        2,300  Global Industries Technology
                 Inc.+...........................       43,412
          300  Olin Corporation..................       22,275
        1,900  Trinova Corporation...............       54,388
          500  Trinity Industries Inc. ..........       15,750
        1,700  United Dominion Industries Ltd....       36,762
                                                   -----------
                                                       199,400
                                                   -----------
 MEDICAL SPECIALTIES -- 0.5%
        9,000  MEDIQ Inc. .......................       38,813
                                                   -----------
 METALS AND MINING -- 5.6%
        1,500  Aluminum Company of America.......       79,312
        2,200  Amcast Industrial Corporation.....       40,150
        2,000  Carpenter Technology
                 Corporation.....................       82,250
          400  Commercial Metals Company.........        9,900
          700  Cyprus Amax Minerals Company......       18,287
        3,300  Intermet Corporation..............       34,650
          400  Lukens Inc. ......................       11,500
          500  Magma Copper Company+.............       13,938
          300  Phelps Dodge Corporation..........       18,675
        1,800  Quanex Corporation................       34,875
          700  Reynolds Metals Company...........       39,637
          700  Texas Industries Inc. ............       37,100
          300  Timken Company....................       11,475
        1,000  USX-US Steel Group................       30,750
                                                   -----------
                                                       462,499
                                                   -----------
 MILITARY, GOVERNMENT AND TECHNICAL -- 0.7%
        1,500  Logicon Inc. .....................       41,250
          300  Watkins-Johnson Company...........       13,125
                                                   -----------
                                                        54,375
                                                   -----------
 OIL AND GAS -- 6.0%
          200  British Petroleum, ADR............       20,425
        1,100  Coastal Corporation...............       40,975
          500  Getty Petroleum Corporation.......        6,750
          600  Helmerich & Payne Inc. ...........       17,850
          900  Louisiana Land & Exploration
                 Company.........................       38,587
          700  Lyondell Petrochemical Company....       16,013
        4,200  NorAm Energy Corporation..........       37,275
        1,800  Occidental Petroleum
                 Corporation.....................       38,475
          500  Panhandle Eastern Corporation.....       13,937
        1,400  Repsol S.A., ADR..................       46,025
          600  Smith International Inc.+.........       14,100
        1,400  Sun Company Inc. .................       38,325
        7,000  Transcanada Pipeline Ltd..........       96,250
        1,800  USX-Marathon Group................       35,100
        1,800  Varco International Inc.+.........       21,600
                                                   -----------
                                                       481,687
                                                   -----------
                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------

 PACKAGING AND CONTAINERS -- 1.4%
          700  Federal Paper Board Company
                 Inc. ...........................  $    36,312
        1,000  Longview Fibre Company............       16,250
          900  Sonoco Products Company...........       23,625
          900  Temple-Inland Inc. ...............       39,712
                                                   -----------
                                                       115,899
                                                   -----------
 PAPER AND FOREST PRODUCTS -- 7.1%
        1,000  Boise Cascade Corporation.........       34,625
          900  Bowater, Inc. ....................       31,950
        1,300  Chesapeake Corporation............       38,512
          600  Georgia-Pacific Company...........       41,175
        1,600  Glatfelter (P.H.) Company.........       27,400
          400  International Paper Company.......       15,150
        1,300  James River Corporation of
                 Virginia........................       31,362
        3,400  Macmillan Bloedel Ltd.............       41,225
        1,200  Mead Corporation..................       62,700
        1,000  Mosinee Paper Corporation.........       25,750
          500  Potlach Corporation...............       20,000
          700  Union Camp Corporation............       33,338
        1,400  Westvaco Corporation..............       38,850
        1,900  Weyerhauser Company...............       82,175
          800  Willamette Industries Inc. .......       45,000
                                                   -----------
                                                       569,212
                                                   -----------
 PRECISION INSTRUMENTS -- 0.7%
          700  Coherent Inc.+....................       28,350
          700  Fluke Corporation.................       26,425
                                                   -----------
                                                        54,775
                                                   -----------
 PUBLISHING -- 0.2%
          400  Houghton Mifflin Company..........       17,200
                                                   -----------
 RECREATIONAL PRODUCTS/TOYS -- 1.6%
          600  Callaway Golf Company.............       13,575
        1,900  Coachmen Industries Inc. .........       41,325
        3,500  Outboard Marine Inc. .............       71,313
                                                   -----------
                                                       126,213
                                                   -----------
 RESTAURANTS -- 0.1%
          500  Piccadilly Cafeterias Inc. .......        4,750
                                                   -----------
 RETAIL -- 1.4%
          700  Autozone Inc.+....................       20,213
          900  Claire's Stores Inc. .............       15,862
        1,000  CPI Corporation...................       16,000
        3,100  Ross Stores Inc...................       59,288
                                                   -----------
                                                       111,363
                                                   -----------
 RETAIL FOOD STORES -- 0.8%
        1,700  Great Atlantic & Pacific Tea
                 Company Inc. ...................       39,100
          700  Marsh Supermarkets Inc., Class
                 A...............................        9,275
        1,300  Ruddick Corporation...............       14,950
                                                   -----------
                                                        63,325
                                                   -----------
 SEMICONDUCTORS -- 3.0%
          800  Cirrus Logic Inc.+................       15,800
        2,100  Cypress Semiconductor
                 Corporation+....................       26,775
        2,400  Integrated Device Technology
                 Inc.+...........................       30,900
          800  International Rectifer
                 Corporation+....................       20,000
          300  LSI Logic Corporation+............        9,825
          700  Micron Technology Inc. ...........       27,738
        1,600  National Semiconductor
                 Corporation+....................       35,600
          500  Texas Instruments Inc. ...........       25,875
        1,800  VLSI Technologies Inc.+...........       32,625
          500  Xilinx Inc.+......................       15,250
                                                   -----------
                                                       240,388
                                                   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                            STRATEGIC EQUITY SERIES

                               DECEMBER 31, 1995

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
COMMON STOCKS -- (CONTINUED)
 TELECOMMUNICATIONS -- 0.9%
        1,100  Cincinnati Bell Inc...............  $    38,225
          900  Telefonica de Espana S.A., ADR....       37,688
                                                   -----------
                                                        75,913
                                                   -----------
 TRANSPORTATION -- 2.6%
          200  AMR Corporation+..................       14,850
          700  Atlantic Southeast Airlines
                 Inc. ...........................       15,050
          700  Burlington Northern Santa Fe......       54,600
          300  GATX Corporation..................       14,587
        1,400  Stolt-Nielsen S.A. ...............       40,425
        2,200  Tidewater Inc. ...................       69,300
                                                   -----------
                                                       208,812
                                                   -----------
 UTILITIES -- 8.9%
        3,700  Centerior Energy Corporation......       32,837
        2,900  Central Vermont Public Services
                 Corporation.....................       38,787
          800  CILCORP Inc.......................       33,900
          700  Commonwealth Energy System
                 Companies.......................       31,325
          500  Detroit Edison Company............       17,250
          500  DQE Inc...........................       15,375
        1,300  Entergy Corporation...............       38,025
          600  General Public Utilities
                 Corporation.....................       20,400
          500  Illinova Corporation..............       15,000
        1,100  Interstate Power Company..........       36,575
          900  New England Electric System.......       35,663
        1,000  New York State Electric & Gas
                 Corporation.....................       25,875
        1,300  Northeast Utilities...............       31,688
        1,600  Northern States Power Company.....       78,600
        1,300  Pinnacle West Capital
                 Corporation.....................       37,375
        1,400  Portland General Corporation......       40,775
        1,200  SCE Corporation...................       21,300
          800  St. Joseph Light & Power
                 Company.........................       28,400
        2,200  TNP Enterprises Inc...............       41,250
        3,000  Unicom Corporation................       98,250
                                                   -----------
                                                       718,650
                                                   -----------

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------

 WHOLESALE DISTRIBUTORS -- 1.7%
          400  Bearings, Inc. ...................  $    11,700
        1,500  Hughes Supply Inc. ...............       42,375
        3,300  Rexel Inc.+.......................       44,550
          600  United Stationers Inc. ...........       16,650
        2,400  Univar Corporation................       26,100
                                                   -----------
                                                       141,375
                                                   -----------
               Total Common Stocks
                 (Cost $6,422,705)...............    6,434,552
                                                   -----------

  PRINCIPAL
   AMOUNT
-------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 27.9%
   $1,250,000  Federal Farm Credit Bank,
                 5.800%++ due 01/02/1996.........    1,249,799
    1,000,000  Federal Home Loan Bank,
                 5.600%++ due 01/04/1996.........      999,533
                                                   -----------
               Total U.S. Government Agency
                 Discount Notes
                 (Cost $2,249,332)...............    2,249,332
                                                   -----------

TOTAL INVESTMENTS (COST $8,672,037*)...     107.6%   8,683,884
OTHER ASSETS AND LIABILITIES (NET).....      (7.6)    (616,424)
                                        ---------  -----------
NET ASSETS.............................     100.0%  $8,067,460
                                        ---------  -----------
                                        ---------  -----------

----------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.
++ Annualized yield at date of purchase (unaudited).


                               GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt.





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                            RISING DIVIDENDS SERIES

                               DECEMBER 31, 1995


                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- 94.3%
 BANKING -- 5.3%
     32,890  Banc One Corporation.................  $ 1,241,598
     41,100  Fifth Third Bancorp..................    3,010,575
      1,800  National Commerce Bancorp............       47,250
                                                    -----------
                                                      4,299,423
                                                    -----------
 BEVERAGES -- 2.5%
     27,000  Coca-Cola Company....................    2,004,750
                                                    -----------
 BUSINESS SERVICES -- 6.3%
     38,000  Dun & Bradstreet Corporation.........    2,460,500
     48,640  Reuters Holdings PLC, ADR............    2,681,280
                                                    -----------
                                                      5,141,780
                                                    -----------
 CHEMICALS & ALLIED PRODUCTS -- 5.1%
     13,800  Monsanto Company.....................    1,690,500
     53,700  PPG Industries, Inc..................    2,456,775
                                                    -----------
                                                      4,147,275
                                                    -----------
 CONSUMER NONDURABLE GOODS -- 3.2%
     29,250  International Flavors & Fragrances
               Inc................................    1,404,000
     14,000  Procter & Gamble Company.............    1,162,000
                                                    -----------
                                                      2,566,000
                                                    -----------
 DATA SERVICES -- 5.7%
     40,800  Automatic Data Processing Inc........    3,029,400
     30,450  General Motors Corporation, Class
               E..................................    1,583,400
                                                    -----------
                                                      4,612,800
                                                    -----------
 DRUG & HOSPITAL SUPPLIES -- 6.7%
     40,000  Astra AB, ADR........................    1,600,000
     26,200  Johnson & Johnson....................    2,243,375
     69,750  Mylan Labs Inc.......................    1,639,125
                                                    -----------
                                                      5,482,500
                                                    -----------
 ELECTRICAL EQUIPMENT -- 9.5%
     66,300  AMP Inc..............................    2,544,262
     38,400  General Electric Company.............    2,764,800
     36,000  Grainger (W.W.), Inc.................    2,385,000
                                                    -----------
                                                      7,694,062
                                                    -----------
 ELECTRONICS -- 4.8%
     37,600  Hewlett-Packard Company..............    3,149,000
     30,000  Premier Industrial Corporation.......      735,000
                                                    -----------
                                                      3,884,000
                                                    -----------
 ENERGY -- 7.2%
     32,100  Exxon Corporation....................    2,572,012
     14,500  Mobil Corporation....................    1,624,000
     11,950  Royal Dutch Petroleum Company, ADR...    1,686,444
                                                    -----------
                                                      5,882,456
                                                    -----------
 FINANCIAL -- 5.1%
     26,800  Franklin Resources Inc...............    1,350,050
     61,300  State Street Boston Corporation......    2,758,500
                                                    -----------
                                                      4,108,550
                                                    -----------
 FOOD -- 9.3%
     89,700  Sara Lee Corporation.................    2,859,187
     99,550  Sysco Corporation....................    3,235,375
     27,900  Wrigley, (Wm) Jr. Company............    1,464,750
                                                    -----------
                                                      7,559,312
                                                    -----------

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------

 HEALTH CARE SERVICES -- 2.8%
     54,550  Abbott Laboratories..................  $ 2,277,463
                                                    -----------
 INSURANCE -- 5.4%
     26,250  Cincinnati Financial Corporation.....    1,712,813
     17,400  General Re Corporation...............    2,697,000
                                                    -----------
                                                      4,409,813
                                                    -----------
 LEISURE ENTERTAINMENT -- 3.4%
     47,500  Disney (Walt) Company................    2,802,500
                                                    -----------
 PUBLISHING & BROADCASTING -- 1.7%
     22,500  Gannett Company......................    1,380,938
                                                    -----------
 RETAIL -- 1.6%
     58,100  Wal-Mart Stores, Inc.................    1,299,987
                                                    -----------
 SERVICES -- 2.7%
    101,400  Equifax Inc..........................    2,167,425
                                                    -----------
 SPECIALTY MATERIALS -- 2.7%
     33,000  Minnesota Mining & Manufacturing
               Company............................    2,186,250
                                                    -----------
 TELECOMMUNICATIONS EQUIPMENT -- 1.1%
     44,000  Ericsson (L.M.) Telecommunications
               Company, Class B, ADR..............      858,000
                                                    -----------
 OTHER -- 2.2%
      1,400  Emerson Electric Company.............      114,450
     29,300  Nucor Corporation....................    1,673,762
                                                    -----------
                                                      1,788,212
                                                    -----------
             Total Common Stocks
               (Cost $59,809,167).................   76,553,496
                                                    -----------

 PRINCIPAL
  AMOUNT
-----------
COMMERCIAL PAPER -- 5.6%
$ 4,000,000  American Express Company,
               5.650% due 01/02/1996..............    4,000,000
    600,000  American General Corporation,
               5.550% due 01/02/1996..............      600,000
                                                    -----------
             Total Commercial Paper
               (Cost $4,600,000)..................    4,600,000
                                                    -----------

TOTAL INVESTMENTS (COST $64,409,167*)..       99.9%  81,153,496
OTHER ASSETS AND LIABILITIES (NET).....        0.1       56,213
                                         ---------  -----------
NET ASSETS.............................      100.0% $81,209,709
                                         ---------  -----------
                                         ---------  -----------

----------------------
* Aggregate cost for Federal tax purposes.


                               GLOSSARY OF TERMS
                       ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                            EMERGING MARKETS SERIES

                               DECEMBER 31, 1995


                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
COMMON STOCKS -- 74.7%
 ARGENTINA -- 2.7%
       14,000  Banco Del Sud, Class B............  $   104,284
        9,587  Banco Frances, ADR................      257,651
       43,218  Ciadea S.A........................      224,700
        7,100  Irsa Inversiones Y
                 Representaciones, GDR...........      181,050
       29,700  Juan Minetti, B Shares............       97,995
       55,814  Mirgor Sacifia, Class C, ADS**....      131,163
       11,724  Telefonica De Argentina, ADR......      319,479
                                                   -----------
                                                     1,316,322
                                                   -----------
 BRAZIL -- 1.2%
    4,500,000  Cia Siderurgica Nacional..........       92,597
        9,046  Cia Siderurgica Nacional, ADR.....      186,141
   12,560,820  Lojas Americanas..................      273,974
                                                   -----------
                                                       552,712
                                                   -----------
 CHILE -- 1.8%
       12,221  Chile (The) Fund..................      317,746
        5,188  Chilgener S.A., ADS...............      129,700
        2,299  Compania de Telefonica de Chile,
                 ADR.............................      190,530
        9,999  Empresa National Electricidad,
                 ADR.............................      227,477
                                                   -----------
                                                       865,453
                                                   -----------
 CHINA -- 0.4%
      285,000  Goldion Holdings..................      208,244
                                                   -----------
 COLOMBIA -- 2.5%
       18,000  Banco Industrial Colombiano,
                 ADR.............................      294,750
       29,769  Cadenalco, ADR+**.................      349,786
       29,520  Carulla, Class B, ADR**...........      199,260
       20,784  Cementos Diamante, B Shares,
                 ADR**+..........................      379,308
                                                   -----------
                                                     1,223,104
                                                   -----------
 HONG KONG -- 0.6%
      553,000  Ng Fung Hong Ltd..................      243,155
      252,000  Siu Fung Ceramic Holdings.........       35,197
                                                   -----------
                                                       278,352
                                                   -----------
 INDIA -- 4.3%
       20,200  Bajaj Auto Ltd., GDS..............      527,624
       95,700  Core Healthcare Products, GDR.....      245,231
        2,100  Indian Hotels, GDS................       40,425
       42,000  Indian Petrochemicals Corporation
                 Ltd., GDR.......................      514,500
       22,400  Mahindra & Mahindra Ltd., GDR**...      288,288
       31,300  Reliance Industries Ltd., GDS.....      438,200
                                                   -----------
                                                     2,054,268
                                                   -----------
 INDONESIA -- 3.7%
       11,600  Asia Pacific Resource
                 International Holdings..........       55,100
          250  Bank Dagang Nasional Indonesia
                 (Foreign).......................          205
          166  Duta Anggada Realty (Foreign).....           80
        8,658  Indah Kiat Paper & Pulp
                 (Foreign).......................        6,343
       47,000  Jaya Real Property................      130,527
       55,000  Modern Photo Film Company
                 (Foreign).......................      318,719
       50,600  PT Bank International Indonesia
                 (Foreign).......................      167,634
          400  PT Mulia Industrindo (Foreign)....        1,128
      149,000  PT Telekomunikas..................      195,495
        2,000  PT Telekomunikas Indonesia, ADR...       50,500
        7,400  PT Tri Polyta Indonesia, ADR......      101,750
       19,500  Semen Gresik (Foreign)............       54,581
      261,000  Tempo Scan Pacific (Foreign)......      707,719
                                                   -----------
                                                     1,789,781
                                                   -----------



                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
 KOREA -- 4.7%
       13,800  Bank of Sequl.....................  $   119,722
       24,420  Cho Hung Bank.....................      307,709
       26,800  Commericial Bank of Korea.........      271,757
       20,261  Dong-ah Construction Industrial
                 Company.........................      713,105
        5,500  Korean Air Lines..................      207,309
          209  Korean Mobile Telecom.............      237,568
           76  Samsung Electronics Company
                 Ltd.............................       13,917
          767  Samsung Electronics Company Ltd.
                 (New Bonus Shares Issued
                 03/1995)........................      133,432
        2,750  Samsung Electronics Company Ltd.,
                 GDS.............................      165,049
          857  Samsung Electronics Company Ltd.,
                 GDR (1/2 Voting)**..............       80,430
          170  Samsung Electronics Company Ltd.,
                 GDR (1/2 Voting) (New)**........       16,409
                                                   -----------
                                                     2,266,407
                                                   -----------
 MALAYSIA -- 13.1%
      278,000  Commerce Asset Holdings BHD.......    1,401,110
      128,000  Gadek BHD.........................      655,196
      193,000  Rashid Husain BHD.................      577,549
      307,000  Tanjong BHD.......................      894,515
      481,000  Technology Resources Industries
                 BHD.............................    1,420,443
      210,000  United Engineers BHD..............    1,339,528
                                                   -----------
                                                     6,288,341
                                                   -----------
 MEXICO -- 6.9%
      121,400  Cementos Mexicanos S.A., Class
                 B...............................      440,596
       19,200  Empress ICA, ADR..................      196,800
      136,387  Gruma S.A. de CV, Series B........      383,616
       56,043  Grupo Carso, Series A1............      302,189
       28,000  Grupo Eleckta, GDR................      245,000
      303,500  Grupo Financiero Bancomer, Class
                 B...............................       84,579
      427,700  Grupo Financiero del Norte, Class
                 B...............................      398,041
       93,690  Grupo Modelo S.A., Class C........      440,823
       17,200  Grupo Telivisa, GDR...............      387,000
      256,750  Telefonos de Mexico S.A., Series
                 L...............................      411,332
                                                   -----------
                                                     3,289,976
                                                   -----------
 PAKISTAN -- 0.4%
       33,100  Engro Chemical....................      136,886
       52,000  Karachi Electric Supply Company...       40,274
                                                   -----------
                                                       177,160
                                                   -----------
 PERU -- 1.5%
       13,698  Cementos Norte Pacasmayo..........       24,894
      104,317  CPT Telefonica del Peru...........      223,440
       12,916  Credicorp Ltd.....................      220,218
      210,000  Fabril Pacifico###................      234,444
                                                   -----------
                                                       702,996
                                                   -----------
 PHILIPPINES -- 5.0%
        2,545  Benpress Holdings Corporation,
                 GDR.............................       12,724
      776,500  C&P Homes.........................      569,868
    2,696,800  Engineering Equipment Inc.........      156,277
      290,000  International Container
                 Terminal........................      152,020
      477,200  Mega World Properties &
                 Holdings........................      241,056
       18,500  Philippine Commercial
                 International Bank..............      170,682
      182,111  Philippine Savings Bank...........      319,370
    3,357,000  Southeast Asia Cement Holdings
                 Inc.............................      435,143
    1,277,600  Vitarich Corporation..............      350,695
                                                   -----------
                                                     2,407,835
                                                   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                            EMERGING MARKETS SERIES

                               DECEMBER 31, 1995

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
COMMON STOCKS -- (CONTINUED)
 SOUTH AFRICA -- 12.0%
       33,000  Anglo Alpha.......................  $ 1,294,473
      250,000  Bidvest Group Ltd.................    1,680,154
       80,000  Fedsure Holdings..................      581,539
      175,000  Malbak, GDR###**..................    1,203,125
       10,900  Pretoria Portland Cement
                 Company.........................      301,989
       91,800  Smith (CG)........................      705,088
                                                   -----------
                                                     5,766,368
                                                   -----------
 THAILAND -- 12.1%
       80,400  Finance One PLC (Foreign).........      534,617
      216,800  Hana Micro Electronics Company
                 (Foreign).......................      877,872
       18,000  Krung Thai Bank PLC...............       74,315
      142,640  Krung Thai Bank PLC (Foreign).....      583,244
       78,700  Nawarat Patanakarn PLC............      353,041
       72,300  Phatra Thanakit Company Ltd.
                 (Foreign).......................      619,960
      513,500  Sahaviriya Steel Industries
                 (Foreign).......................      682,900
        8,700  Siam Cement PLC (Foreign).........      482,144
      356,200  Siam City Bank PLC (Foreign)......      410,075
       55,000  Telecom Asia......................      167,031
      109,575  T.P.I. Polene PLC (Foreign).......      652,491
       64,800  Unithai Line PLC (Foreign)###.....      373,005
                                                   -----------
                                                     5,810,695
                                                   -----------
 VENEZUELA -- 1.8%
       51,597  Banco Mercantil, Class A###.......       62,761
        8,255  Banco Mercantil, Class B..........        7,241
       29,438  Banco Provincial###...............       31,849
        6,048  Banco Venezolano de Credito###....      123,789
      135,399  Ceramica Carabobo C.A., ADR.......      147,246
       27,900  Corimon C.A., Series B, ADR.......      104,625
      244,966  Electricidad de Caracas...........      166,176
       12,508  Mavesa, ADS**.....................       48,453
       36,000  Siderurgica Venezolana............       11,474
      758,717  Sudamtex de Venezuela C.A., Series
                 B...............................       68,773
      251,350  Venaseta, Class A.................       13,780
       50,270  Venaseta, Class B.................        2,719
       27,937  Venezolana de Cementos............       34,064
       45,000  Venezolana de Pulpa Y Papel,
                 Series A### **..................       23,026
                                                   -----------
                                                       845,976
                                                   -----------
               Total Common Stocks
                 (Cost $37,947,458)..............   35,843,990
                                                   -----------
PREFERRED STOCKS -- 3.1%
 BRAZIL -- 3.1%
      813,755  Banco Itau Pf.....................      226,892
    1,694,176  Brasmotor Pf......................      336,412
      545,608  Cia Cerve Brahma..................      224,547
    1,282,437  Cia Vale Do Rio Doce..............      211,112
    1,604,690  Ioche-Maxion S.A..................      175,006
      395,584  Lojas Americanas..................        9,280
    1,951,000  Mesbla............................       24,088
    1,220,671  Telebras..........................       58,776
  256,904,856  Usiminas..........................      208,812
                                                   -----------
               Total Preferred Stocks
                 (Cost $2,344,184)...............    1,474,925
                                                   -----------

                                       EXPIRATION     VALUE
   SHARES                                 DATE      (NOTE 1)
-------------                          ----------  -----------
            RIGHTS -- 0.0%# (Cost $0)
                   THAILAND -- 0.0% #
        5,479  T.P.I. Polene
                 Company.............  01/26/1996      $30,449
                                                   -----------

 PRINCIPAL
  AMOUNT
-----------
CONVERTIBLE BONDS -- 7.0%
 SOUTH AFRICA -- 6.1%
 $1,500,000  Investec Bank,                          1,608,750
               6.375% due
               11/30/2002**..........
  1,000,000  Liblife International,                  1,321,250
               6.500% due
               09/30/2004............
                                                   -----------
                                                     2,930,000
                                                   -----------
 TAIWAN -- 0.9%
    417,000  Walsin Lihwa Electric                     418,564
               Wire
               & Cable Corporation,
               3.250% due
               06/16/2004............
                                                   -----------
                                                     3,348,564
             Total Convertible Bonds
               (Cost $3,142,372).....
                                                   -----------
U.S. TREASURY OBLIGATION -- 14.1%
    (Cost $6,752,200)
  U.S. TREASURY BILL:
  6,820,000  5.060%++ due
               03/14/1996............                6,752,200
                                                   -----------
TOTAL INVESTMENTS
  (COST $50,186,214*)................        98.9%  47,450,128
OTHER ASSETS AND LIABILITIES (NET)...         1.1      524,255
                                       ----------  -----------
NET ASSETS...........................       100.0% $47,974,383
                                       ----------  -----------
                                       ----------  -----------

----------------------
  * Aggregate cost for Federal tax purposes was $50,209,105.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
  + Non-income producing security.
  ++ Annualized yield at date of purchase (unaudited).
  # Amount is less than 0.1%.
### Illiquid security (see Note 5).


                                GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt.
                       ADS -- American Depositary Share.
                       GDR -- Global Depositary Receipt.
                       GDS -- Global Depositary Share.




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                            EMERGING MARKETS SERIES

                               DECEMBER 31, 1995

THE INDUSTRY CLASSIFICATION OF THE EMERGING MARKETS SERIES AT DECEMBER 31, 1995 WAS AS FOLLOWS (UNAUDITED):

                                            % OF          VALUE
       INDUSTRY CLASSIFICATION           NET ASSETS     (NOTE 1)
--------------------------------------  -------------  -----------
LONG TERM INVESTMENTS:
Finance & Financial Services..........         22.7%   $10,898,043
Diversified Holdings..................         10.3      4,930,802
Building Materials....................          7.8      3,742,478
Engineering/Construction..............          5.6      2,684,311
Telecommunications....................          3.9      1,859,689
Communications........................          3.8      1,833,469
Electronics...........................          3.4      1,623,522
Chemicals & Pharmaceuticals...........          3.3      1,598,846
Retail................................          3.0      1,420,106
Auto/Auto Parts.......................          2.8      1,346,781
Food and Beverage Products............          2.8      1,331,883
Steel.................................          2.4      1,170,450
Property/Real Estate..................          2.3      1,122,580
Leisure...............................          1.9        894,515
Textile/Apparel.......................          1.5        715,217
Transportation........................          1.2        580,314
Oil/Gas/Petroleum.....................          1.1        514,500
Agricultural Production...............          0.7        350,695
Electric Services.....................          0.7        336,149
Health Care...........................          0.5        245,231
Consumer..............................          0.5        243,156
Electronic Services...................          0.5        227,477
Metals/Mining.........................          0.4        211,112
Building/Construction.................          0.2         85,913
Utility...............................          0.1         55,100
Other.................................          1.4        675,589
                                              -----    -----------
TOTAL LONG TERM INVESTMENTS...........         84.8     40,697,928
U.S. TREASURY BILL....................         14.1      6,752,200
                                              -----    -----------
TOTAL INVESTMENTS.....................         98.9     47,450,128
OTHER ASSETS AND LIABILITIES
  (NET)...............................          1.1        524,255
                                              -----    -----------
NET ASSETS............................        100.0%   $47,974,383
                                              -----    -----------
                                              -----    -----------

                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                   FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                CONTRACTS TO RECEIVE
            ----------------------------
EXPIRATION       LOCAL       IN EXCHANGE  VALUE IN    UNREALIZED
   DATE        CURRENCY      FOR U.S. $    U.S. $    DEPRECIATION
----------  ---------------  -----------  ---------  -------------
01/03/1996  ZAR     200,400      55,010      54,972    $     (38)
02/08/1996  SGD   2,574,171   1,907,500   1,825,136      (82,364)
                                                     -------------
                                                       $ (82,402)
                                                     -------------

                   FORWARD FOREIGN EXCHANGE CONTRACT TO SELL

                CONTRACTS TO DELIVER
            ----------------------------
EXPIRATION       LOCAL       IN EXCHANGE  VALUE IN    UNREALIZED
   DATE        CURRENCY      FOR U.S. $    U.S. $    DEPRECIATION
----------  ---------------  -----------  ---------  -------------
02/08/1996  SGD   2,690,720   1,907,500   1,907,770    $    (270)
                                                     -------------

Net Unrealized Depreciation of Forward Foreign
Exchange Contracts.................................    $ (82,672)
                                                     -------------
                                                     -------------


                               GLOSSARY OF TERMS

                            SGD -- Singapore Dollar
                            ZAR -- South African Financial Rand









                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                            NATURAL RESOURCES SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- 96.0%
 AGRICULTURE -- 2.0%
     10,000  Pioneer Hi-Bred International Inc....  $   556,250
                                                    -----------
 CHEMICALS -- 2.4%
     25,000  First Mississippi Corporation........      662,500
                                                    -----------
 DIAMONDS/MINING -- 2.0%
    260,000  Ashton Mining Ltd....................      376,828
     80,000  Nambian Minerals Corporation+........      125,984
                                                    -----------
                                                        502,812
                                                    -----------
 DIVERSIFIED MINING -- 20.3%
     10,000  Cameco Corporation...................      371,727
     17,000  Coeur D'Alene Mines Corporation......      291,125
     25,000  Freeport -- McMoRan Copper and Gold
               Company, Inc., Class A.............      700,000
     25,000  Magma Copper Company+................      696,875
    200,000  M.I.M. Holdings Ltd.+................      276,489
    115,000  QNI Ltd..............................      242,745
     15,000  RTZ Corporation PLC, ADR.............      862,500
     45,000  Teck Corporation, Class B............      877,587
    185,000  WMC Ltd..............................    1,188,011
                                                    -----------
                                                      5,507,059
                                                    -----------
 ENERGY -- 4.1%
     10,000  Halliburton Company..................      506,250
      7,000  Schlumberger Ltd.....................      484,750
      8,500  St. Mary Land and Exploration
               Company............................      119,000
                                                    -----------
                                                      1,110,000
                                                    -----------
 FORESTRY -- 2.0%
     10,450  Buckeye Cellulose Corporation+.......      229,900
    150,000  Carter Holt Harvey Ltd...............      323,606
                                                    -----------
                                                        553,506
                                                    -----------
 GOLD/MINING -- 36.3%
     25,000  Agnico Eagle Mines Ltd...............      315,625
     30,000  Barrick Gold Corporation.............      791,250
     40,000  Battle Mountain Gold Company.........      335,000
     65,000  Beatrix, ADR.........................      576,875
     40,000  Dreifontein Consolidated, ADR........      495,000
     30,000  Echo Bay Mines Ltd...................      311,250
     15,000  Firstmiss Gold, Inc.+................      333,750
     25,000  Free State Consolidated Gold Mines
               Ltd., ADR..........................      181,250
     40,500  Great Central Mines NL+..............       78,264
     30,000  Hemlo Gold Mines Inc., ADR...........      281,250
    164,000  Herald Resources Ltd.................      162,727
     50,000  Homestake Mining Company.............      781,250
     42,000  Kloof Gold Mining Ltd., ADR..........      396,375
     40,000  Miramar Mining Corporation+..........      197,766
    100,000  Newcrest Mining Ltd., ADR............      420,680
     20,000  Newmont Mining Corporation...........      905,000
     30,000  Placer Dome Inc., ADR................      723,750
    125,000  Plutonic Resources Ltd.+.............      594,600
     49,999  Santa Fe Pacific Gold Corporation....      606,238
    150,000  Sons of Gwalia Ltd...................      825,008
     50,000  TVX Gold Inc., ADR+..................      356,250
      6,000  Western Deep Levels Ltd., ADR........      196,500
                                                    -----------
                                                      9,865,658
                                                    -----------
 MINING FINANCE -- 3.3%
     15,000  Anglo American Corporation South
               Africa Ltd., ADR...................      903,750
                                                    -----------



                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
 OIL/GAS -- 19.4%
      5,000  Apache Corporation...................  $   147,500
     10,000  Baker Hughes, Inc....................      243,750
      8,000  British Petroleum PLC, ADR...........      817,000
      6,850  Camco International, Inc.............      191,800
      6,500  Enron Corporation....................      247,812
      7,500  Mobil Oil Corporation................      840,000
     10,000  Nuevo Energy Company+................      222,500
     30,000  Pinnacle Resources Ltd.+.............      373,558
     15,000  Reading and Bates Corporation+.......      225,000
     10,000  Renaissance Energy Ltd.+.............      249,039
      7,000  Royal Dutch Petroleum Company, ADR...      987,875
     10,000  Tejas Power Corporation+.............       91,250
      9,900  Texas Meridian Resources
               Corporation+.......................      134,887
     11,600  Union Pacific Resources Group Inc....      294,350
     10,000  USX-Marathon Group...................      195,000
                                                    -----------
                                                      5,261,321
                                                    -----------
 PLATINUM/MINING -- 4.0%
     25,000  Impala Platinum Holdings Ltd., ADR...      487,500
     20,407  Rustenburg Platinum Holdings Ltd.,
               ADR................................      334,165
     13,000  Stillwater Mining Company+...........      250,250
                                                    -----------
                                                      1,071,915
                                                    -----------
 TIN MINING -- 0.2%
      4,300  PT Tambang Timah, GDR+**.............       52,245
                                                    -----------
             Total Common Stocks
               (Cost $22,121,023).................   26,047,016
                                                    -----------

 PRINCIPAL
  AMOUNT
-----------
COMMERCIAL PAPER -- 2.0%
  (Cost $549,915)
   $550,000  General Electric Capital Corporation,
               5.550%++ due 01/02/1996..............    549,915
                                                      ---------

TOTAL INVESTMENTS (COST $22,670,938*)..       98.0%  26,596,931
OTHER ASSETS AND LIABILITIES (NET).....        2.0      550,087
                                         ---------  -----------
NET ASSETS.............................      100.0% $27,147,018
                                         ---------  -----------
                                         ---------  -----------

  The summary of investments by country at December 31, 1995 was as follows (unaudited):

                                                       % OF TOTAL
COUNTRY                                                INVESTMENTS
--------------------------------------------------    -------------
Australia.........................................         15.7%
Canada............................................         18.7
Great Britain.....................................          6.5
Netherlands.......................................          3.7
New Zealand.......................................          1.2
South Africa......................................         13.4
United States.....................................         40.8
                                                          -----
                                                          100.0%
                                                          -----
                                                          -----

----------------------
 * Aggregate cost for Federal tax purposes.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing security.
++ Annualized yield at date of purchase (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                            NATURAL RESOURCES SERIES

                               DECEMBER 31, 1995




                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

                   FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                 CONTRACTS TO RECEIVE
            ------------------------------
EXPIRATION        LOCAL        IN EXCHANGE   VALUE IN    UNREALIZED
   DATE         CURRENCY       FOR U.S. $     U.S. $     DEPRECIATION
----------  -----------------  -----------  -----------  -----------
01/05/1996  AUD      326,130      242,785      242,361    $    (424)
01/09/1996  NZD      496,917      324,880      324,649         (231)
                                                         -----------
                                                          $    (655)
                                                         -----------


                               GLOSSARY OF TERMS

                     ADR -- American Depositary Receipt.
                     GDR -- Global Depositary Receipt.
                     AUD -- Australian Dollar.
                     CAD -- Canadian Dollar.
                     NZD -- New Zealand Dollar.


                   FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                CONTRACTS TO DELIVER
            -----------------------------                UNREALIZED
EXPIRATION       LOCAL        IN EXCHANGE   VALUE IN    APPRECIATION/
   DATE         CURRENCY      FOR U.S. $     U.S. $     (DEPRECIATION)
----------  ----------------  -----------  -----------  -------------
01/03/1996  CAD     525,867      386,458      385,179     $   1,279
01/08/1996  AUD     216,151      160,460      160,603          (143)
                                                             ------
                                                              1,136
                                                             ------
NET UNREALIZED APPRECIATION OF FORWARD FOREIGN
EXCHANGE
 CONTRACTS............................................    $     481
                                                             ------
                                                             ------








                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                               REAL ESTATE SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- 92.7%
 APARTMENTS -- 18.4%
     16,400  Associated Estates Realty
               Corporation........................  $   352,600
     34,600  Avalon Properties Inc................      743,900
     24,600  Camden Property Trust................      587,325
     25,000  Equity Residential Property Trust....      765,625
      7,900  Irvine Apartment Communities.........      152,075
     31,300  Post Properties Inc..................      997,687
     52,000  Security Capital Pacific Trust.......    1,027,000
     30,000  Smith, Charles E. Residential
               Realty Inc.........................      708,750
     70,800  United Dominion Realty Trust Inc.....    1,062,000
      1,000  Wellsford Residential Property
               Trust..............................       23,000
                                                    -----------
                                                      6,419,962
                                                    -----------
 FACTORY OUTLETS -- 1.0%
     12,000  Chelsea GCA Realty Inc...............      360,000
                                                    -----------
 HEALTH CARE REAL ESTATE -- 9.3%
     24,000  American Health Properties Inc.......      516,000
     22,300  Health Care Property Investors
               Inc................................      783,287
     24,000  LTC Properties Inc...................      360,000
     29,800  Nationwide Health Properties Inc.....    1,251,600
     12,100  Omega Healthcare Investors Inc.......      322,163
                                                    -----------
                                                      3,233,050
                                                    -----------
 MANUFACTURED HOUSING -- 4.6%
     24,800  Manufactured Home Communities Inc....      434,000
     33,300  ROC Communities Inc..................      799,200
     14,100  Sun Communities Inc..................      371,888
                                                    -----------
                                                      1,605,088
                                                    -----------
 OFFICE/INDUSTRIAL -- 26.3%
     42,600  Carr Realty Corporation..............    1,038,375
     28,100  Crescent Real Estate Equities Inc....      958,913
     32,500  Duke Realty Investments, Inc.........    1,019,688
     45,100  Highwood Properties Inc..............    1,274,075
     57,000  Liberty Property Trust...............    1,182,750
     21,600  Reckson Associates Realty
               Corporation........................      634,500
     61,065  Security Capital Industries..........    1,068,638
     37,700  Spieker Properties Inc...............      947,213
     43,000  Weeks Corporation....................    1,080,375
                                                    -----------
                                                      9,204,527
                                                    -----------
 REGIONAL MALLS -- 8.2%
     29,000  Macerich Company.....................      580,000
     37,400  Rouse Company........................      762,025
     34,500  Simon Property Group Inc.............      840,938
     69,000  Taubman Centers Inc..................      690,000
                                                    -----------
                                                      2,872,963
                                                    -----------


                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
 SELF-STORAGE -- 5.1%
     12,700  Shurgard Storage Centers Inc., Class
               A..................................  $   342,900
     27,600  Storage Trust Realty.................      627,900
     24,600  Storage USA Inc......................      802,575
                                                    -----------
                                                      1,773,375
                                                    -----------
 SHOPPING CENTERS -- 12.7%
     29,100  Developers Diversified Realty
               Corporation........................      873,000
     29,600  Federal Realty Investment Trust......      673,400
     38,850  Kimco Realty Corporation.............    1,058,662
     29,700  Vornado Realty Trust.................    1,113,750
     19,400  Weingarten Realty, Inc...............      737,200
                                                    -----------
                                                      4,456,012
                                                    -----------
 SPECIALTY REAL ESTATE -- 7.1%
     32,700  Franchise Finance Corporation
               of America.........................      739,837
     42,700  Patriot American Hospitality Inc.....    1,099,525
     22,000  Starwood Lodging Trust...............      654,500
                                                    -----------
                                                      2,493,862
                                                    -----------
             Total Common Stocks
               (Cost $29,077,360).................   32,418,839
                                                    -----------
PREFERRED STOCK -- 0.3% (Cost $112,312)
 REGIONAL MALLS -- 0.3%
      2,100  Rouse Company, Series A, Prfd.
               Conv...............................      108,412
                                                    -----------

 PRINCIPAL
  AMOUNT
-----------
U.S. TREASURY OBLIGATIONS -- 5.6%
 U.S. TREASURY BILLS:
 $1,475,000  5.431%++ due 02/15/1996..............    1,465,796
    500,000  4.992%++ due 03/28/1996..............      493,825
                                                    -----------
             Total U.S. Treasury Obligations
               (Cost $1,959,936)..................    1,959,621
                                                    -----------

TOTAL INVESTMENTS (COST $31,149,608*)..       98.6%  34,486,872
OTHER ASSETS AND LIABILITIES (NET).....        1.4      488,047
                                         ---------  -----------
NET ASSETS.............................      100.0% $34,974,919
                                         ---------  -----------
                                         ---------  -----------

----------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.
++ Annualized yield at date of purchase (unaudited).












                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                             MARKET MANAGER SERIES

                               DECEMBER 31, 1995

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------
U.S. TREASURY OBLIGATION -- 40.6%
 (Cost $2,190,948)
$3,168,000  U.S. Treasury Strip,
               7.970%++ due 02/15/2001............  $ 2,415,252
                                                    -----------
CORPORATE BONDS AND NOTES -- 18.9%
 FINANCIAL SERVICES -- 14.3%
    269,000  Associates Corporation of North
               America, 6.000% due 06/15/2001.....      269,336
    815,000  Cabco (Texaco Capital),
               Zero coupon due 10/01/2001.........      581,926
                                                    -----------
                                                        851,262
                                                    -----------
 INDUSTRIAL -- 4.6%
    274,000  Philip Morris Companies Inc.,
               6.000% due 07/15/2001..............      272,630
                                                    -----------
             Total Corporate Bonds and Notes
               (Cost $1,028,006)..................    1,123,892
                                                    -----------






NUMBER OF                            EXPIRATION   STRIKE      VALUE
CONTRACTS                               DATE       PRICE     (NOTE 1)
---------                            ----------  ---------  ----------
CALL OPTIONS PURCHASED** -- 38.8%
   11,560  S&P Mid-Cap Companies
             Index 400 European....  03/06/2001  $  178.50  $  845,789
    2,610  S&P Mid-Cap Companies
             Index 400 European....  03/06/2001     178.50     186,810
    1,660  S&P Mid-Cap Companies
             Index 400 European....  03/06/2001     178.50     123,734
    4,242  S&P 500 European........  03/06/2001     485.63     842,134
      959  S&P 500 European........  03/06/2001     485.63     188,725
      611  S&P 500 European........  03/06/2001     485.63     125,363
                                                            ----------
           Total Call Options Purchased (Cost
             $1,660,508)..................................   2,312,555
                                                            ----------

TOTAL INVESTMENTS (COST $4,879,462*).........         98.3%  5,851,699
OTHER ASSETS AND LIABILITIES (NET)...........          1.7     100,722
                                                 ---------  ----------
NET ASSETS...................................        100.0% $5,952,421
                                                 ---------  ----------
                                                 ---------  ----------

----------------------
 * Aggregate cost for Federal tax purposes.
** The Market Manager Series is exposed to risks on these call options purchased if the counterparties are unable to meet the terms of the contracts. Such risks are limited to the cost of such investments.
 ++ Annualized yield at date of purchase (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                           MULTIPLE ALLOCATION SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- 40.1%
 AEROSPACE/DEFENSE -- 2.6%
      7,100  GenCorp Inc..........................  $    86,975
     16,277  Lockheed Martin Corporation..........    1,285,883
     23,900  Northrop Grumman Corporation.........    1,529,600
     15,200  Raytheon Company.....................      718,200
     33,100  Rockwell International...............    1,750,162
      2,600  Sundstrand Corporation...............      182,975
     13,300  Textron, Inc.........................      897,750
      1,800  Thiokol Corporation..................       60,975
     15,400  United Technologies Corporation......    1,461,075
                                                    -----------
                                                      7,973,595
                                                    -----------
 AUTOMOTIVE PARTS -- 0.2%
     23,500  Dana Corporation.....................      687,375
                                                    -----------
 BANKS -- 2.0%
      9,600  American Bankers Insurance Group
               Inc................................      374,400
      9,500  Bank of Boston Corporation...........      439,375
     29,600  BankAmerica Corporation..............    1,916,600
     32,500  Chemical Banking Corporation.........    1,909,375
     13,000  Citicorp.............................      874,250
      9,500  Republic New York Corporation........      590,187
                                                    -----------
                                                      6,104,187
                                                    -----------
 CHEMICALS -- 3.2%
      8,200  ARCO Chemical Company................      398,725
     18,900  Dow Chemical Company.................    1,330,087
     26,700  du Pont (E. I.) de Nemours &
               Company............................    1,865,663
     22,700  Eastman Chemical Company.............    1,421,588
     12,100  Goodrich (B.F.) Company..............      824,313
     12,600  Imperial Chemical Industries PLC,
               ADR................................      589,050
     40,800  Lyondell Petrochemical Company.......      933,300
     13,000  Olin Corporation.....................      965,250
     37,300  Union Carbide Corporation............    1,398,750
                                                    -----------
                                                      9,726,726
                                                    -----------
 CONGLOMERATES -- 0.7%
      5,500  Unilever N.V., ADR...................      774,125
     10,300  Xerox Corporation....................    1,411,100
                                                    -----------
                                                      2,185,225
                                                    -----------
 CONSTRUCTION AND FARM EQUIPMENT -- 0.3%
     29,400  Deere & Company......................    1,036,350
                                                    -----------
 CONSUMER GOODS -- DURABLES -- 0.4%
     21,800  Goodyear Tire & Rubber Company.......      989,175
      1,800  Outboard Marine Inc..................       36,675
      3,300  Toro Company.........................      108,487
                                                    -----------
                                                      1,134,337
                                                    -----------
 ELECTRICAL AND ELECTRONIC EQUIPMENT -- 0.4%
     24,600  Harris Corporation...................    1,343,775
                                                    -----------
 FINANCE AND FINANCIAL SERVICES -- 0.4%
     11,400  Alex Brown, Inc......................      478,800
      3,800  Fremont General Corporation..........      139,650
      5,700  GATX Corporation.....................      277,163
      6,500  PHH Corporation......................      303,875
      4,900  Quick & Reilly Group Inc.............      100,450
                                                    -----------
                                                      1,299,938
                                                    -----------
 FOOD AND BEVERAGES -- 0.1%
      8,800  Coors (Adolph) Company, Class B......      194,700
      1,900  Michaels Foods Inc...................       22,088
                                                    -----------
                                                        216,788
                                                    -----------


                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------

 HEALTH CARE -- 0.1%
      7,300  McKesson Corporation.................  $   369,563
                                                    -----------
 INVESTMENT COMPANIES -- 1.1%
      8,400  Alliance Global Environment Fund.....       85,050
     10,800  Blue Chip Value Fund.................       82,350
      8,500  Clemente Global Growth Fund..........       71,187
      9,300  Emerging Germany Fund................       67,425
     15,100  Emerging Markets Infrastructure
               Fund...............................      158,550
      2,900  First Australia Fund Inc.............       23,925
     17,000  France Growth Fund...................      167,875
     18,500  Gabelli Equity Trust.................      173,438
      5,600  Gabelli Global Multimedia Trust......       37,800
     18,900  Global Health Sciences Fund..........      314,212
      6,600  Growth Fund of Spain.................       70,950
      1,900  India Growth Fund....................       24,462
     10,300  John Hancock Bond & Thrift
               Opportunity Fund...................      253,638
      4,700  Korean Investment Fund...............       47,588
     13,100  Liberty All-Star Growth Fund.........      122,812
      9,300  Morgan Stanley Asia Pacific Fund.....      124,388
     11,300  New Age Media Fund Inc...............      168,087
      7,600  Pilgrim Regional Bank Shares.........       97,850
      4,800  Preferred Income Fund................       64,800
      4,935  Royce Value Trust....................       59,220
     18,900  Salomon Brothers Fund Inc............      252,788
     14,200  Scudder New Europe Fund Inc..........      161,525
     16,100  Swiss Helvetia Fund..................      342,125
      4,700  Templeton China World Fund...........       49,937
     12,300  Templeton Dragon Fund................      164,512
                                                    -----------
                                                      3,186,494
                                                    -----------
 METAL MINING -- 2.3%
     26,200  Aluminum Company of America..........    1,385,325
     38,500  Cyprus Amax Minerals Company.........    1,005,812
     13,600  Homestake Mining Company.............      212,500
      4,700  Lukens Inc...........................      135,125
     25,300  Phelps Dodge Corporation.............    1,574,925
      9,500  Quanex Corporation...................      184,062
     27,800  Reynolds Metals Company..............    1,574,175
     30,900  USX-U.S. Steel Group.................      950,175
                                                    -----------
                                                      7,022,099
                                                    -----------
 OIL AND OIL SERVICES -- 7.3%
     19,200  Amoco Corporation....................    1,380,000
     17,300  Atlantic Richfield Company...........    1,915,975
     14,200  British Petroleum, ADR...............    1,450,175
     24,100  Chevron Corporation..................    1,265,250
     17,000  Elf Aquitaine, ADR...................      624,750
     22,100  Exxon Corporation....................    1,770,763
     40,100  Halliburton Company..................    2,030,062
     30,800  Kerr-McGee Corporation...............    1,955,800
     18,900  Louisiana Land & Exploration
               Company............................      810,338
     18,900  Mobil Corporation....................    2,116,800
     19,200  Nova Corporation.....................      153,600
     62,900  Occidental Petroleum Corporation.....    1,344,488
     33,900  Repsol S.A., ADR.....................    1,114,462
     34,900  Sun Company Inc......................      955,387
     21,700  Tenneco Inc..........................    1,076,863
     42,200  Tidewater Inc........................    1,329,300
     56,900  USX-Marathon Group...................    1,109,550
                                                    -----------
                                                     22,403,563
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                           MULTIPLE ALLOCATION SERIES

                               DECEMBER 31, 1995

                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------
COMMON STOCKS -- (CONTINUED)
 PAPER AND FOREST PRODUCTS -- 4.8%
     37,500  Boise Cascade Corporation............  $ 1,298,437
     35,500  Bowater Inc..........................    1,260,250
      9,100  Consolidated Papers Inc..............      510,738
     32,100  Federal Paper Board Company Inc......    1,665,188
     19,500  Georgia-Pacific Company..............    1,338,188
      4,500  Glatfelter (P.H.) Company............       77,062
     28,000  International Paper Company..........    1,060,500
     29,400  James River Corporation of
               Virginia...........................      709,275
      4,500  Longview Fibre Company...............       73,125
     19,300  Mead Corporation.....................    1,008,425
      5,700  Potlatch Corporation.................      228,000
     28,900  Sonoco Products Company..............      758,625
      9,400  Temple-Inland Inc....................      414,775
     17,000  Union Camp Corporation...............      809,625
     36,200  Westvaco Corporation.................    1,004,550
     27,600  Weyerhauser Company..................    1,193,700
     22,100  Willamette Industries Inc............    1,243,125
                                                    -----------
                                                     14,653,588
                                                    -----------
 PRODUCER/MANUFACTURING -- 2.4%
     11,200  Avery-Dennison Corporation...........      561,400
      4,700  Crane Company........................      173,312
      5,900  Duriron Company Inc..................      137,913
     29,000  General Motors Corporation...........    1,533,375
      6,600  Gleason Corporation..................      214,500
      3,800  Harso Corporation....................      220,875
      7,400  Johnson Controls Inc.................      508,750
     17,000  Kennametal Inc.......................      539,750
     32,550  Parker-Hannifin Corporation..........    1,114,837
     10,000  SPX Corporation......................      158,750
     18,900  Timken Company.......................      722,925
     17,600  TRW Inc..............................    1,364,000
                                                    -----------
                                                      7,250,387
                                                    -----------
 RETAIL, TRADE AND SERVICES -- 0.3%
      4,900  CPI Corporation......................       78,400
      6,500  Giant Food Inc., Class A.............      204,750
      4,400  Great Atlantic & Pacific Tea Company
               Inc................................      101,200
     20,100  Ross Stores Inc......................      384,412
      7,600  Ruddick Corporation..................       87,400
      9,500  Shopko Stores Inc....................      106,875
                                                    -----------
                                                        963,037
                                                    -----------
 TECHNOLOGY -- 1.4%
      7,600  Applied Materials Inc.+..............      299,250
     13,600  Dell Computer Corporation+...........      470,900
     19,100  Digital Equipment Corporation+.......    1,224,788
      8,400  Intel Corporation....................      476,700
     11,800  International Business Machines
               Corporation........................    1,082,650
      9,600  Microsoft Corporation+...............      842,400
                                                    -----------
                                                      4,396,688
                                                    -----------
 TELECOMMUNICATIONS -- 2.5%
     25,200  Cable & Wireless PLC, ADR............      532,350
     15,800  Cincinnati Bell Inc..................      549,050
     45,400  GTE Corporation......................    1,997,600
     32,100  NYNEX Corporation....................    1,733,400
     40,400  Sprint Corporation...................    1,610,950
     32,300  Telefonica de Espana S.A., ADR.......    1,352,562
                                                    -----------
                                                      7,775,912
                                                    -----------


                                                       VALUE
  SHARES                                             (NOTE 1)
-----------                                         -----------

 TEXTILES -- 0.0%#
      1,300  Guilford Mills Inc...................  $    26,488
      6,200  Interface Inc........................      105,400
                                                    -----------
                                                        131,888
                                                    -----------
 TRANSPORTATION -- 1.4%
     22,400  Atlantic Southeast Airlines Inc......      481,600
     26,700  Burlington Northern Santa Fe.........    2,082,600
     37,700  CSX Corporation......................    1,720,062
                                                    -----------
                                                      4,284,262
                                                    -----------
 UTILITY -- 6.1%
     11,500  Baltimore Gas & Electric Company.....      327,750
      4,200  Chesapeake Corporation...............      124,425
     30,300  CINergy Corporation..................      927,937
     22,600  Detroit Edison Company...............      779,700
     22,000  DQE Inc..............................      676,500
      7,500  Eastern Enterprises..................      264,375
     23,700  Entergy Corporation..................      693,225
     24,800  FPL Group Inc........................    1,150,100
      9,900  General Public Utilities.............      336,600
      8,000  Helmerich & Payne Inc................      238,000
     14,000  Illinova Corporation.................      420,000
      9,300  MCN Corporation......................      216,225
      8,500  New England Electric Company.........      336,813
     29,300  New York State Electric and
               Gas Company........................      758,137
     18,200  NIPSCO Industries Inc................      696,150
     47,900  NorAm Energy Corporation.............      425,112
      7,600  Northeast Utilities..................      185,250
      4,600  ONEOK Inc............................      105,225
     38,900  Pacific Enterprises..................    1,098,925
     60,600  Panhandle Eastern Corporation........    1,689,225
     21,300  PECO Energy Company..................      641,663
     14,200  Pinnacle West Capital Corporation....      408,250
     45,700  Portland General Corporation.........    1,331,013
     15,700  PP&L Resources Inc...................      392,500
     10,900  Public Service Company of Colorado...      385,587
     12,300  Rochester Gas & Electric Company.....      278,288
     23,700  San Diego Gas & Electric Company.....      562,875
     59,600  SCEcorp..............................    1,057,900
     17,000  Southwest Gas Corporation............      299,625
     19,100  TransCanada Pipeline Ltd.............      262,625
     49,900  Unicom Corporation...................    1,634,225
      4,500  United Illuminating Company..........      168,188
                                                    -----------
                                                     18,872,413
                                                    -----------
 OTHER -- 0.1%
     12,300  Tri-Continental Corporation..........      278,288
                                                    -----------
             Total Common Stocks
               (Cost $113,337,313)................  123,296,478
                                                    -----------


 PRINCIPAL
  AMOUNT
-----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.3%
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.7%
 FHLMC:
 $2,000,000  7.610% due 09/01/2004................    2,063,560
                                                    -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.6%
 FNMA:
  2,200,000  6.900% due 03/10/2004................    2,216,852
  2,805,000  7.600% due 04/14/2004................    2,864,101
                                                    -----------
                                                      5,080,953
                                                    -----------
             Total U.S. Government Agency
               Obligations
             (Cost $6,832,811)....................    7,144,513
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                           MULTIPLE ALLOCATION SERIES

                               DECEMBER 31, 1995

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------
U.S. TREASURY OBLIGATIONS -- 40.5%
 U.S. TREASURY BONDS -- 9.9%
 $7,500,000  8.125% due 08/15/2019................  $ 9,430,949
  4,300,000  7.500% due 11/15/2024................    5,165,891
 13,000,000  7.625% due 02/15/2025................   15,889,900
                                                    -----------
                                                     30,486,740
                                                    -----------
  U.S. TREASURY NOTES -- 30.6%
  1,110,000  4.625% due 02/15/1996................    1,110,293
 13,500,000  6.125% due 05/15/1998................   13,777,019
 25,500,000  6.125% due 07/31/2000................   26,271,117
 18,500,000  6.250% due 08/31/2000................   19,154,343
 20,500,000  7.500% due 02/15/2005................   23,250,073
 10,100,000  6.500% due 05/15/2005................   10,754,782
                                                    -----------
                                                     94,317,627
                                                    -----------
             Total U.S. Treasury Obligations
             (Cost $119,909,609)..................  124,804,367
                                                    -----------
COMMERCIAL PAPER -- 18.0%
  5,000,000  Abbott Laboratories,
               5.620%++ due 01/09/1996............    4,993,755
  6,300,000  BellSouth Capital Funding
               Corporation,
               5.650%++ due 01/12/1996............    6,289,124
  9,900,000  Ford Motor Credit Company,
               5.800%++ due 01/02/1996............    9,898,405
  3,000,000  Gannett Company,
               5.650%++ due 01/11/1996............    2,995,292
 13,300,000  MetLife Funding, Inc.,
               5.770%++ due 01/08/1996............   13,285,078
             Philip Morris Capital Corporation:
  5,000,000  5.620%++ due 01/03/1996..............    4,998,439
  3,400,000  5.950%++ due 01/04/1996..............    3,398,314
  5,300,000  Raytheon Company,
               5.930%++ due 01/05/1996............    5,296,508
  4,100,000  Sara Lee Corporation,
               5.800%++ due 01/02/1996............    4,099,339
                                                    -----------
             Total Commercial Paper
               (Cost $55,254,254).................   55,254,254
                                                    -----------


                                                      VALUE
                                                     (NOTE 1)
                                                   ------------
TOTAL INVESTMENTS
  (COST $295,333,987*)................      100.9% $310,499,612
OTHER ASSETS AND LIABILITIES (NET)....      (0.9)    (2,808,692)
                                        ---------  ------------
NET ASSETS............................      100.0% $307,690,920
                                        ---------  ------------
                                        ---------  ------------

----------------------
 * Aggregate cost for Federal tax purposes was $295,429,253.
 + Non-income producing security.
++ Annualized yield at date of purchase (unaudited).
 # Amount is less than 0.1%.


                               GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt.






                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                 THE GCG TRUST
                              FULLY MANAGED SERIES

                               DECEMBER 31, 1995

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
COMMON STOCKS -- 50.0%
 AEROSPACE/DEFENSE -- 0.7%
       32,000  Teledyne Inc......................  $   820,000
                                                   -----------
 BANKS -- 0.1%
        4,000  Greenpoint Financial
                 Corporation.....................      107,000
                                                   -----------
 BUILDING & REAL ESTATE -- 0.3%
       10,000  DeBartolo Realty Corporation......      130,000
       10,000  Skyline Corporation...............      207,500
                                                   -----------
                                                       337,500
                                                   -----------
 BUILDING/CONSTRUCTION -- 1.5%
      135,000  Manville Corporation+.............    1,771,875
                                                   -----------
 BUSINESS SERVICES -- 0.2%
       10,000  Harland (John H.) Company.........      208,750
                                                   -----------
 CONGLOMERATE -- 0.7%
      301,935  Lonhro Ltd........................      825,273
                                                   -----------
 CONSUMER DURABLES -- 1.8%
       16,000  Corning Inc.......................      512,000
       35,000  Polaroid Corporation..............    1,658,125
                                                   -----------
                                                     2,170,125
                                                   -----------
 CONSUMER PRODUCTS -- 1.6%
        6,000  Cross (A.T.) Company, Class A.....       90,750
       20,000  Philip Morris Companies Inc.......    1,810,000
                                                   -----------
                                                     1,900,750
                                                   -----------
 ELECTRIC UTILITIES -- 5.2%
      160,000  Centerior Energy Corporation......    1,420,000
       90,000  Entergy Corporation...............    2,632,500
       35,000  Niagara Mohawk Power
                 Corporation.....................      336,875
       72,000  Public Service Company of
                 New Mexico+.....................    1,269,000
       30,000  SCECorp...........................      532,500
                                                   -----------
                                                     6,190,875
                                                   -----------
 ENERGY -- 0.6%
       25,000  Helmerich & Payne Inc.............      743,750
                                                   -----------
 FINANCIAL SERVICES -- 4.3%
       38,000  American Express Company..........    1,572,250
        9,000  Federal National Mortgage
                 Association.....................    1,117,125
       30,000  Student Loan Marketing
                 Association.....................    1,976,250
       13,000  Zurich Reinsurance Centre
                   Holdings Inc..................      394,875
                                                   -----------
                                                     5,060,500
                                                   -----------
 FOREST PRODUCTS & PAPER -- 1.6%
       10,000  International Paper Company.......      378,750
       35,000  Weyerhaeuser Company..............    1,513,750
                                                   -----------
                                                     1,892,500
                                                   -----------
 GENERAL MERCHANDISER -- 0.2%
       27,000  Hills Stores Company+.............      266,625
                                                   -----------
 INSURANCE -- 5.3%
        9,000  Fund America Enterprise
                 Holdings........................      670,500
       10,000  Home Beneficial Corporation, Class
                 B...............................      240,000
       18,000  Kemper Corporation................      893,250
       45,000  Loews Corporation.................    3,526,875
       19,000  Unitrin Inc.......................      912,000
                                                   -----------
                                                     6,242,625
                                                   -----------


                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------

 INTEGRATED PETROLEUM -- DOMESTIC -- 4.9%
       15,000  Atlantic Richfield Company........  $ 1,661,250
       40,000  Murphy Oil Corporation............    1,660,000
       45,000  Oryx Energy Company+..............      601,875
       11,500  Pennzoil Company..................      485,875
       14,000  Sun Company Inc...................      383,250
       50,000  Union Texas Petroleum
                 Holdings Inc....................      968,750
                                                   -----------
                                                     5,761,000
                                                   -----------
 INTEGRATED PETROLEUM -- INTERNATIONAL -- 2.5%
       85,000  Petro-Canada......................      980,590
       25,000  Texaco Inc........................    1,962,500
                                                   -----------
                                                     2,943,090
                                                   -----------
 MEDIA -- COMMUNICATIONS -- 6.7%
       35,050  Chris-Craft Industries Inc........    1,515,912
       16,000  Meredith Corporation..............      670,000
      105,000  New York Times Company, Class A...    3,110,625
       15,000  Times Mirror Company, Class A.....      508,125
        7,500  Washington Post Company, Class
                 B...............................    2,115,000
                                                   -----------
                                                     7,919,662
                                                   -----------
 METAL MINING -- 3.0%
       30,000  Hecla Mining Company+.............      206,250
       40,000  Homestake Mining Company..........      625,000
       57,859  Newmont Mining Corporation........    2,618,147
       12,000  Santa Fe Pacific Gold
                 Corporation.....................      145,500
                                                   -----------
                                                     3,594,897
                                                   -----------
 PHARMACEUTICALS -- 4.6%
        1,000  Ciba-Geigy Corporation AG.........      880,312
       72,000  Genentech Inc.+...................    3,816,000
       15,000  Schering-Plough Corporation.......      821,250
                                                   -----------
                                                     5,517,562
                                                   -----------
 SPECIALTY CHEMICALS -- 1.0%
       14,000  Great Lakes Chemical
                 Corporation.....................    1,008,000
        8,000  Petrolite Corporation.............      228,000
                                                   -----------
                                                     1,236,000
                                                   -----------
 SPECIALTY MERCHANDISERS -- 1.0%
      360,000  Petrie Stores Corporation.........      990,000
       10,500  Toys R Us Inc.+...................      228,375
                                                   -----------
                                                     1,218,375
                                                   -----------
 TRANSPORTATION SERVICES -- 2.2%
       24,000  Overseas Shipholding Group Inc....      456,000
       32,000  PHH Corporation...................    1,496,000
       25,000  Ryder System Inc..................      618,750
                                                   -----------
                                                     2,570,750
                                                   -----------
               Total Common Stocks
                 (Cost $49,251,697)..............   59,299,484
                                                   -----------
PREFERRED STOCKS -- 5.5%
 AEROSPACE/DEFENSE -- 0.0%#
        1,300  Teledyne Inc. Prfd., Series E.....       18,688
                                                   -----------
 BUILDING/CONSTRUCTION -- 1.1%
       50,000  Manville Corporation Prfd., Series
                 B...............................    1,256,250
                                                   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                              FULLY MANAGED SERIES

                               DECEMBER 31, 1995

                                                      VALUE
   SHARES                                           (NOTE 1)
-------------                                      -----------
PREFERRED STOCKS -- (CONTINUED)
 ELECTRIC UTILITIES -- 2.2%
       32,000  Cleveland Electric Illuminating
                 Company Prfd., Series L.........  $ 2,256,000
          150  Cleveland Electric Illuminating
                 Company Prfd., Series S.........      133,875
        5,000  Niagara Mohawk Power Corporation
                 Prfd., Series A.................       80,625
       10,000  Niagara Mohawk Power Corporation
                 Prfd., Series C.................      188,750
                                                   -----------
                                                     2,659,250
                                                   -----------
 INSURANCE -- 2.0%
       44,000  Kemper Corporation,
                 Conv. Prfd. **..................    2,315,500
                                                   -----------
 UTILITY -- 0.2%
        5,000  Gulf States Utility Company,
                 Prfd............................      240,000
                                                   -----------
               Total Preferred Stocks
                 (Cost $6,035,965)...............    6,489,688
                                                   -----------

  PRINCIPAL
   AMOUNT
-------------
CONVERTIBLE BONDS AND NOTES -- 16.9%
 DATA SERVICES -- 5.0%
  $12,000,000  Automatic Data Processing Inc.,
                 Conv.,
                 Zero coupon due 02/20/2012......    5,940,000
                                                   -----------
 ELECTRIC UTILITY -- 0.6%
               Potomac Electrical Power Company,
                 Conv.:
      250,000  5.000% due 09/01/2002.............      238,750
      500,000  7.000% due 01/15/2018.............      512,500
                                                   -----------
                                                       751,250
                                                   -----------
 FINANCIAL SERVICES -- 1.6%
    1,500,000  Chubb Capital Corporation, Conv.,
                 6.000% due 05/15/1998...........    1,725,000
      150,000  UBS Finance (Delaware) Inc. Conv.,
                 2.000% due 12/15/2000...........      150,375
                                                   -----------
                                                     1,875,375
                                                   -----------
 GENERAL MERCHANDISER -- 1.9%
               Price Company, Conv.:
    1,000,000  6.750% due 03/01/2001.............    1,020,000
    1,300,000  5.500% due 02/28/2012.............    1,267,500
                                                   -----------
                                                     2,287,500
                                                   -----------
 INTEGRATED PETROLEUM -- DOMESTIC -- 0.9%
      600,000  Cross Timbers Oil Company, Conv.,
                 5.250% due 11/01/2003...........      570,000
      450,000  Pennzoil Company, Conv.,
                 4.750% due 10/01/2003...........      459,000
                                                   -----------
                                                     1,029,000
                                                   -----------
 MEDIA COMMUNICATIONS -- 0.8%
    2,000,000  Turner Broadcasting Systems Inc.,
                 Conv.,
                 Zero coupon due 02/13/2007**....      902,500
                                                   -----------
 METAL MINING -- 0.4%
      500,000  Homestake Mining Company, Conv.,
                 5.500% due 06/23/2000**.........      512,500
                                                   -----------




  PRINCIPAL                                           VALUE
   AMOUNT                                           (NOTE 1)
-------------                                      -----------
 PHARMACEUTICALS -- 0.8%
   $2,000,000  Alza Corporation, Conv.,
                 Zero coupon due 07/14/2014......  $   822,500
      150,000  McKesson Corporation, Sub. Conv.,
                 4.500% due 03/01/2004...........      140,625
                                                   -----------
                                                       963,125
                                                   -----------
 REAL ESTATE -- 1.9%
    2,200,000  Rouse Company, Conv.,
                 5.750% due 07/23/2002...........    2,208,250
                                                   -----------
 RETAIL -- 0.5%
      600,000  Food Lion Inc., Conv.,
                 5.000% due 06/01/2003**.........      605,250
                                                   -----------
 SPECIALTY MERCHANDISERS -- 0.4%
      500,000  Outboard Marine Corporation,
                 Conv.,
                 7.000% due 07/01/2002...........      520,625
                                                   -----------
 TELEPHONE COMMUNICATIONS -- 1.0%
    3,200,000  U.S. West Inc., Conv.,
                 Zero coupon due 06/25/2011......    1,160,000
                                                   -----------
 U.S. BANK -- 0.2%
      200,000  Fifth Third Bancorp, Conv.,
                 4.250% due 01/15/1998...........      229,250
                                                   -----------
 WASTE MANAGEMENT -- 0.9%
    1,200,000  WMX Technologies Inc., Conv.,
                 2.000% due 01/24/2005...........    1,044,000
                                                   -----------
               Total Convertible Bonds and Notes
                 (Cost $18,326,147)..............   20,028,625
                                                   -----------
CORPORATE BONDS -- 1.1%
 FINANCIAL SERVICES -- 0.2%
      200,000  American Express Company,
                 8.750% due 06/15/1996...........      202,548
                                                   -----------
 INVESTMENT COMPANY -- 0.8%
    1,000,000  Dean Witter, Discover & Company,
                 5.000% due 04/01/1996...........      998,750
                                                   -----------
 PETROLEUM -- 0.1%
      136,000  Shell Oil Company,
                 7.250% due 02/15/2002...........      136,850
                                                   -----------
               Total Corporate Bonds
                 (Cost $1,329,869)...............    1,338,148
                                                   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.8%
    1,000,000  Federal Home Loan Bank,
                 7.190% due 04/27/2001...........    1,072,160
    1,000,000  Federal National Mortgage
                 Association,
                 7.200% due 01/10/2002...........    1,013,080
                                                   -----------
               Total U.S. Government Agency
                 Obligations
                 (Cost $2,001,976)...............    2,085,240
                                                   -----------
U.S. TREASURY OBLIGATIONS -- 2.6%
 U.S. TREASURY NOTES:
    2,000,000  8.500% due 07/15/1997.............    2,097,060
    1,000,000  5.750% due 10/31/1997.............    1,009,750
                                                   -----------
               Total U.S. Treasury Obligations
                 (Cost $3,035,872)...............    3,106,810
                                                   -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                              FULLY MANAGED SERIES

                               DECEMBER 31, 1995


  PRINCIPAL                                           VALUE
   AMOUNT                                           (NOTE 1)
-------------                                      -----------
COMMERCIAL PAPER -- 21.7%
   $3,500,000  BMW U.S. Capital Corporation,
                 5.500%++ due 02/26/1996.........  $ 3,469,783
    5,475,000  Ciesco LP,
                 5.600%++ due 02/15/1996.........    5,436,675
    2,800,000  Corporate Asset Funding Company
                 Inc.,
                 5.780%++ due 01/04/1996.........    2,798,651
      170,000  Corporate Asset Funding Company
                 Inc.,
                 5.700%++ due 01/23/1996.........      169,408
    2,790,000  Daimler-Benz North America
                 Corporation,
                 5.700%++ due 01/19/1996.........    2,782,049
    3,065,000  Home Depot Inc.,
                 5.700%++ due 01/05/1996.........    3,063,059
    1,370,000  KFW International Finance Inc.,
                 5.700%++ due 01/29/1996.........    1,363,926
    1,715,000  MetLife Funding Inc. Corporation,
                 5.700%++ due 01/22/1996.........    1,709,298
      740,000  PHH Corporation,
                 5.820%++ due 01/16/1996.........      738,206
      857,000  Tampa Electric Company,
                 5.800%++ due 01/08/1996.........      856,033
    3,354,000  United Parcel Service of America,
                 Inc.,
                 5.850%++ due 01/04/1996.........    3,352,365
                                                   -----------
               Total Commercial Paper
                 (Cost $25,739,453)..............   25,739,453
                                                   -----------

 NUMBER
   OF                               EXPIRATION    STRIKE        VALUE
CONTRACTS                              DATE        PRICE       (NOTE 1)
---------                           ----------  -----------  ------------
PUT STOCK OPTIONS PURCHASED -- 0.0%#
       25  AUD, Class B...........  05/18/1996   $      85   $     27,187
       20  Guidant, Series B......  01/20/1996          30            625
       15  Times Mirror, Series
             B....................  06/22/1996          35          4,031
                                                             ------------
           Total Put Stock Options
             Purchased
             (Cost $35,773).......                                 31,843
                                                             ------------

TOTAL INVESTMENTS
  (COST $105,756,752*)..........................       99.6%  118,119,291
OTHER ASSETS AND LIABILITIES (NET)..............        0.4       469,658
                                                  ---------  ------------
NET ASSETS......................................      100.0% $118,588,949
                                                  ---------  ------------
                                                  ---------  ------------

----------------------
 * Aggregate cost for Federal tax purposes was $105,795,557.
** Illiquid security (see Note 5). Security is also exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing security.
++ Annualized yield at date of purchase (unaudited).
 # Amount is less than 0.1%.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                          LIMITED MATURITY BOND SERIES

                               DECEMBER 31, 1995


 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------
ASSET-BACKED SECURITIES -- 3.6%
   $948,831  Capital Auto Receivables Asset Trust,
               Series 1993-1, Class A7,
               5.350% due 02/15/1998..............  $   946,744
    500,000  Ford Credit Auto Loan Master Trust,
               Series 1992-1, Class A,
               6.875% due 01/15/1999..............      511,758
    233,455  Ford Credit Grantor Trust,
               Series 1993-A, Class A,
               4.850% due 01/15/1998..............      232,008
  1,500,000  Standard Credit Card Trust I,
               Series 1992-3, Class A,
               6.113%+++ due 10/15/1998...........    1,506,600
                                                    -----------
             Total Asset-Backed Securities
               (Cost $3,186,334)..................    3,197,110
                                                    -----------
CORPORATE BONDS -- 23.0%
  FINANCIAL -- 11.3%
  1,035,000  Dean Witter Discover & Company,
               6.750% due 08/15/2000..............    1,067,344
  1,245,000  Ford Motor Credit Company,
               6.250% due 11/08/2000..............    1,260,563
  1,400,000  Great Western Financial Corporation,
               6.375% due 07/01/2000..............    1,419,250
  1,000,000  Household Finance Company,
               7.500% due 03/10/1998..............    1,037,500
  1,205,000  ITT Hartford Group Inc.,
               6.375% due 11/01/2002..............    1,220,063
  1,500,000  Merrill Lynch & Company Inc.,
               4.750% due 06/24/1996..............    1,494,840
  1,000,000  Paine Webber Group Inc.,
               8.250% due 05/01/2002..............    1,090,000
  1,500,000  Stop & Shop International Financial
               Corporation,
               10.125% due 12/16/1996.............    1,561,875
                                                    -----------
                                                     10,151,435
                                                    -----------
  INDUSTRIAL -- 5.9%
  1,000,000  Allied Corporation,
               Zero coupon due 01/15/1996.........      998,164
  1,110,000  Brunswick Corporation,
               8.125% due 04/01/1997..............    1,136,363
  1,050,000  GTE Corporation,
               8.850% due 03/01/1998..............    1,113,000
  1,000,000  Ingersoll-Rand Company, MTN,
               6.540% due 08/24/1998..............    1,025,000
  1,000,000  News America Holdings Inc.,
               7.500% due 03/01/2000..............    1,046,250
                                                    -----------
                                                      5,318,777
                                                    -----------
  UTILITY/ELECTRIC -- 1.1%
  1,000,000  Utilicorp United Inc.,
               6.000% due 04/01/1998..............      997,500
                                                    -----------
  YANKEE -- 4.7%
  1,060,000  Carter Holt Harvey Ltd.,
               7.625% due 04/15/2002..............    1,142,150
             Laidlaw Inc.:
    790,000  8.750% due 01/01/2000................      861,100
    310,000  7.700% due 08/15/2002................      333,250
  2,000,000  Schering-Plough Corporation,
               Zero coupon due 12/02/1996.........    1,905,000
                                                    -----------
                                                      4,241,500
                                                    -----------
             Total Corporate Bonds
                 (Cost $20,589,627)...............   20,709,212
                                                    -----------

 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.6%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.2%
   FHLMC:
   $850,000  6.930% due 09/05/2000................  $   871,632
     13,573  Pool #350042,
               7.250%+++ due 01/01/2017...........       13,785
    142,365  REMIC, Series #1270, Class F,
               6.350%+++ due 05/15/1997...........      142,528
                                                    -----------
                                                      1,027,945
                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.9%
  FNMA:
     15,582  Pool #044026,
               8.500% due 08/01/2006..............       16,263
     22,718  Pool #048832,
               10.000% due 06/01/2017.............       24,975
    195,832  Pool #070355,
               8.500% due 03/01/2004..............      204,399
     15,934  Pool #111311,
               8.500% due 12/01/1997..............       16,462
     69,548  Pool #122591,
               8.500% due 06/01/1998..............       71,852
    369,062  Pool #127336,
               8.500% due 08/01/2006..............      385,208
    102,107  Series #1991-121, Class F,
               6.144%+++ due 09/25/1998...........      102,198
                                                    -----------
                                                        821,357
                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.5%
  GNMA:
      5,384  Pool #147899,
               10.000% due 02/15/2016.............        5,908
     89,981  Pool #155224,
               10.000% due 03/15/2016.............       98,726
     11,032  Pool #161670,
               9.500% due 09/15/2016..............       11,848
     44,161  Pool #284666,
               9.500% due 03/15/2020..............       47,432
     45,210  Pool #286024,
               10.000% due 04/15/2020.............       49,604
    244,123  Pool #308911,
               9.500% due 07/15/2021..............      262,203
                                                    -----------
                                                        475,721
                                                    -----------
             Total U.S. Government Agency
               Obligations (Cost $2,248,642)......    2,325,023
                                                    -----------
U.S. TREASURY OBLIGATIONS -- 51.1%
 U.S. TREASURY NOTES:
  2,000,000  5.500% due 09/30/1997................    2,010,700
 14,000,000  5.625% due 10/31/1997................   14,108,779
  2,350,000  5.375% due 11/30/1997................    2,358,107
  7,300,000  5.500% due 11/15/1998................    7,353,290
  3,800,000  5.875% due 03/31/1999................    3,869,692
 10,000,000  7.500% due 10/31/1999................   10,741,800
  2,025,000  6.125% due 07/31/2000................    2,086,236
  3,490,000  5.750% due 10/31/2000................    3,543,990
                                                    -----------
             Total U.S. Treasury Obligations
               (Cost $45,550,229).................   46,072,594
                                                    -----------
REPURCHASE AGREEMENTS -- 18.8%
  6,967,812  Agreement with Sanwa Bank Securities
               LP, 5.850% dated 12/29/1995 to be
               repurchased at $6,972,341 on
               01/02/1996, collateralized by
               $4,533,000 U.S. Treasury Bond,
               10.625% due 08/15/2015 (value
               $7,145,806)........................    6,967,812

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS -- (CONTINUED)

                                 THE GCG TRUST
                          LIMITED MATURITY BOND SERIES

                               DECEMBER 31, 1995


 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------
REPURCHASE AGREEMENTS -- (CONTINUED)
$10,000,000  Agreement with Swiss Bank
               Corporation, 5.850% dated
               12/29/1995 to be repurchased at
               $10,006,500 on 01/02/1996,
               collateralized by $9,380,000 U.S.
               Treasury Notes, 7.750% due
               11/30/1999 (value $10,057,600).....  $10,000,000
                                                    -----------
             Total Repurchase Agreements
               (Cost $16,967,812).................   16,967,812
                                                    -----------


                                                       VALUE
                                                     (NOTE 1)
                                                    -----------
TOTAL INVESTMENTS (COST $88,542,644*)..       99.1% $89,271,751
OTHER ASSETS AND LIABILITIES (NET).....        0.9      809,617
                                         ---------  -----------
NET ASSETS.............................      100.0% $90,081,368
                                         ---------  -----------
                                         ---------  -----------

----------------------
  * Aggregate cost for Federal tax purposes was $88,551,514.
+++ Floating rate security.



                               GLOSSARY OF TERMS

                          MTN -- Medium Term Note.
                          REMIC -- Real Estate Mortgage Investment Conduit.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   PORTFOLIO OF INVESTMENTS

                                 THE GCG TRUST
                              LIQUID ASSET SERIES

                               DECEMBER 31, 1995


 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------
CERTIFICATES OF DEPOSIT -- 14.0%
 FOREIGN BANKS -- 13.0%
 $1,000,000  Bank of Tokyo, Ltd.,
               5.900% due 01/22/1996..............  $ 1,000,006
  1,000,000  Bayerische Vereinsbank AG,
               5.800% due 01/31/1996..............    1,000,008
  1,000,000  Credit Suisse,
               5.730% due 01/19/1996..............      999,957
  2,000,000  Hessen-Thuringer,
               5.795% due 01/31/1996..............    1,999,965
                                                    -----------
                                                      4,999,936
                                                    -----------
U.S. BANK -- 1.0%
    400,000  Wachovia Bank,
               5.720% due 01/17/1996..............      400,008
                                                    -----------
             Total Certificates of Deposit
               (Cost $5,399,944)..................    5,399,944
                                                    -----------
COMMERCIAL PAPER -- 67.5%
  ELECTRONICS -- 5.1%
  2,000,000  Hewlett-Packard Company,
               5.630%++ due 02/15/1996............    1,985,925
                                                    -----------
  FINANCIAL SERVICES -- 20.7%
  1,500,000  Asset Securitization Coop
               Corporation, 5.770%++ due
               01/12/1996.........................    1,497,355
  2,000,000  Bear Stearns & Company Inc.,
               5.730%++ due 01/26/1996............    1,992,042
  1,000,000  Goldman Sachs & Company,
               5.600%++ due 04/09/1996............      984,600
  2,000,000  Key Bank New York,
               5.872%++ due 09/06/1996............    1,998,910
  1,500,000  Morgan Stanley & Company, Inc.,
               6.000%++ due 01/05/1996............    1,499,000
                                                    -----------
                                                      7,971,907
                                                    -----------
  FOREIGN BANKS -- 7.0%
  1,000,000  BBL North America,
               5.580%++ due 04/18/1996............      983,260
  1,500,000  National Australia Funding Inc.,
               5.300%++ due 06/14/1996............    1,463,562
    243,000  Royal Bank of Canada,
               5.330%++ due 06/07/1996............      237,315
                                                    -----------
                                                      2,684,137
                                                    -----------
  FOREIGN GOVERNMENTS -- 21.2%
  1,021,000  Alberta Province, Canada,
               5.550%++ due 02/26/1996............    1,012,185
  1,000,000  Canadian Wheat Board,
               5.650%++ due 02/15/1996............      992,937
  2,000,000  Government of New South Wales,
               5.675%++ due 02/28/1996............    1,981,714


 PRINCIPAL                                             VALUE
  AMOUNT                                             (NOTE 1)
-----------                                         -----------
  FOREIGN GOVERNMENTS -- (CONTINUED)
 $1,500,000  Manitoba Hydro-Electric Board,
               5.470%++ due 03/22/1996............  $ 1,481,539
             Sweden (Kingdom of):
  1,000,000  5.580%+ due 03/20/1996                     987,755
  1,000,000  5.655%++ due 04/17/1996..............      983,192
    750,000  Swedish Export Credit,
               5.600%++ due 02/02/1996............      746,267
                                                    -----------
                                                      8,185,589
                                                    -----------
  U.S. BANK -- 3.9%
  1,500,000  Bank of New York,
               5.840%++ due 01/23/1996............    1,494,647
                                                    -----------
  OTHER -- 9.6%
  2,000,000  Dun & Bradstreet Corporation,
               5.590%++ due 03/19/1996............    1,975,777
  1,750,000  Panasonic Finance Inc.,
               5.600%++ due 02/14/1996............    1,738,022
                                                    -----------
                                                      3,713,799
                                                    -----------
             Total Commercial Paper
               (Cost $26,036,004).................   26,036,004
                                                    -----------
TIME DEPOSIT -- 4.9% (Cost $1,900,000)
  1,900,000  Bank of America Corporation,
               5.813% due 01/31/1996..............    1,900,000
                                                    -----------
REPURCHASE AGREEMENT -- 13.6% (Cost $5,266,585)
  5,266,585  Agreement with Swiss Bank
               Corporation,
               5.900% dated 12/29/1995 to be
               repurchased at $5,270,038 on
               01/02/1996, collateralized by
               $5,620,000 U.S. Treasury Bills,
               Zero coupon due 11/14/1996 value
               ($5,372,949).......................    5,266,585
                                                    -----------


TOTAL INVESTMENTS (COST $38,602,533*)..      100.0%  38,602,533
OTHER ASSETS AND LIABILITIES (NET).....       (0.0)     (13,844)
                                         ---------  -----------
NET ASSETS.............................      100.0% $38,588,689
                                         ---------  -----------
                                         ---------  -----------

----------------------
* Aggregate cost for Federal tax purposes.
++ Annualized yield at date of purchase (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                                 THE GCG TRUST

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The GCG Trust, (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At December 31, 1995, the Trust had fourteen operational portfolios (the 'Series'): All-Growth Series ('AG'), Capital Appreciation Series ('CA'), Value Equity Series ('VE'), Strategic Equity Series ('SE'), Rising Dividends Series ('RD'), Emerging Markets Series ('EM'), Natural Resources Series ('NR'), Real Estate Series ('RE'), Market Manager Series ('MM'), Multiple Allocation Series ('MA'), Fully Managed Series ('FM'), Limited Maturity Bond Series ('LMB'), Liquid Asset Series ('LA') and The Fund For Life Series. All of the Series are diversified except for the Market Manager Series which is a non-diversified Series. The information presented in these financial statements pertains to all of the Series except for The Fund For Life Series which is presented under separate cover. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts ('Variable Contracts') offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by Golden American Life Insurance Company ('Golden American'), a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect subsidiary of Bankers Trust Company. The Trust is also an investment medium for contracts offered by the Mutual Benefit Life Insurance Company (in Rehabilitation), by the Security Equity Life Insurance Company and by The Hartford Life Insurance Companies.

All of the Series commenced operations on January 24, 1989, except for the Capital Appreciation Series which commenced operations on May 4, 1992, the Rising Dividends Series and the Emerging Markets Series which commenced operations on October 4, 1993, the Market Manager Series which commenced operations on November 14, 1994, the Value Equity Series which commenced operations on January 3, 1995 and the Strategic Equity Series which commenced operations on October 2, 1995. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Debt securities with a maturity date at time of purchase of 60 days or less are valued at amortized cost which approximates fair value.

Amortized cost involves valuing a portfolio security instrument at its cost, initially, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All of the portfolio securities of LA are valued using the amortized cost method.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Trustees.

(B) DERIVATIVE FINANCIAL INSTRUMENTS: Certain of the Series may engage in various portfolio strategies, as described below, to seek to manage its exposure to the equity, bond, gold and other markets and also to manage fluctuations in interest and foreign currency rates. Buying futures and forward foreign exchange contracts, writing puts and buying calls tend to increase a Series' exposure to the underlying market or currency. Selling futures and forward foreign exchange contracts, buying puts and writing calls tend to decrease a Series' exposure to the underlying market or currency. In some instances, investments in derivative financial instruments may involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Losses may arise under these contracts due to the existence of an illiquid secondary market for the contracts, or if the counterparty does not perform under the contract. An additional primary risk associated with the use of certain of these contracts may be caused by an imperfect correlation between movements in the

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) price of the derivative financial instruments and the price of the underlying securities, indices or currency.

OPTIONS: Certain Series may engage in option transactions. When a Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market on a daily basis to reflect the current value of the option written.

When a security is sold through an exercise of an option, the related premium received (or paid) is deducted from (or added to) the basis of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid. None of the Series wrote options for the year ended December 31, 1995. Realized and unrealized gains arising from purchased option transactions are included in the net realized and unrealized gain/(loss) on securities.

FUTURES CONTRACTS: Certain of the Series may engage in interest rate and stock index futures contracts among others. The transactions in futures contracts must constitute bona fide hedging or other strategies under regulations promulgated by the Commodities Futures Trading Commission. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. None of the Series had open futures contracts at December 31, 1995. Realized and unrealized gains arising from futures contracts are included in the net realized and unrealized gain/(loss) on futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS: Certain of the Series may enter into forward foreign exchange contracts. A Series will engage in forward foreign exchange currency transactions to protect itself against fluctuations in currency exchange rates. Forward foreign exchange contracts are valued at the applicable forward rate and are marked to market daily. The change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Contracts open at December 31, 1995 and their related unrealized appreciation/(depreciation) are set forth in the Schedule of Forward Foreign Exchange Contracts which accompanies the Portfolio of Investments. Realized and unrealized gains arising from forward foreign exchange contracts are included in net realized and unrealized gain/(loss) on forward foreign exchange contracts.

(C) FOREIGN CURRENCY: Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) from securities.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation/(depreciation) on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

(D) REPURCHASE AGREEMENTS: All Series may enter into repurchase agreements in accordance with guidelines approved by the Board of Trustees of the Trust. Each Series bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Series is delayed or prevented from exercising its rights to dispose of the underlying

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) securities received as collateral including the risk of a possible decline in the value of the underlying securities during the period while the Series seeks to exercise its rights. Each Series takes possession of the collateral and reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Series enters into repurchase agreements to evaluate potential risks. The market value of the underlying securities received as collateral must be at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Series has the right to use the underlying securities to offset the loss.

(E) FEDERAL INCOME TAXES: Each Series of the Trust is a separate entity for Federal income tax purposes. No provision for Federal income taxes has been made since each Series of the Trust has complied and intends to continue to comply with provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(F) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

(G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Net investment income of the LA Series is declared as a dividend daily and paid monthly. For all other Series, net investment income will be paid annually, except that the LMB Series may declare a dividend monthly or quarterly. Any net realized long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Series will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from net investment income and net realized gains recorded by the Trust. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Series, timing differences and differing characterization of distributions made by each Series as a whole. Differences incurred during the year ended December 31, 1995 for the All-Growth Series, Value Equity Series, Strategic Equity Series, Emerging Markets Series, Natural Resources Series, Multiple Allocation Series, Fully Managed Series and Limited Maturity Bond Series resulting from permanent differences in book and tax accounting for foreign tax expense, gains/(losses) from sales of foreign bonds, paydowns from asset-backed securities and foreign currency transactions have been reclassified at year end to undistributed net investment income, accumulated realized gains and paid-in capital.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Directed Services, Inc. (the 'Manager'), a wholly-owned subsidiary of BTV, provides all of the Series of the Trust with advisory and administrative services under a Management Agreement (the 'Agreement') except for The Fund For Life Series, for which the Manager is compensated under a different arrangement. Under the Agreement, the Manager has overall responsibility for engaging Portfolio Managers and for monitoring and evaluating the management of the assets of each Series by the Portfolio Managers. Portfolio Managers are compensated by the Manager and not the Trust. In some cases, Portfolio Managers may be affiliated with the Manager. Portfolio Managers have full investment discretion and make all determinations with respect to the investment of a Series' assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Agreement, the Manager also is responsible for providing or procuring, at the Manager's expense, the services reasonably necessary for the ordinary operation of the Trust including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing and ordinary legal services. The Manager does not bear the expense of brokerage fees, taxes, interest, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses. As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee (a 'unified fee') based upon the average net assets of the Trust. AG, CA, VE, SE, RD, NR, RE, MA and FM Series pay unified fees of 1.00% of their average daily net assets on the first $750 million in combined net assets of these Series with a reduction of .05% on the next $1.250 billion in combined net assets. The annual fee for these Series is further reduced on combined net assets in excess of $2.000 billion. LMB and LA Series pay unified fees of .60% of their average daily net assets on the first $200 million in combined net assets of these two Series with a reduction of .05% on the next $300 million in combined net assets. The annual fee for the LMB and LA Series is further reduced on combined net assets of these two Series in excess of $500 million. The EM Series and the MM Series pay unified fees in the amount of 1.50% and 1.00% respectively, of average daily net assets. Unified fees due from the MM Series were voluntarily waived by the Manager

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES--(CONTINUED) from inception (November 14, 1994) of the Series through March 7, 1995. For the year ended December 31, 1995, the Manager voluntarily waived $6,748 of unified fees due from the MM Series.

The Manager and the Trust have entered into Portfolio Management Agreements with the Portfolio Managers. These Portfolio Managers provide investment advice for the various Series of the Trust and are paid by the Manager based on the average net assets of the respective Series. The Portfolio Managers of each of the Series are as follows: Bankers Trust Company (EM, MM, LMB and LA), Van Eck Associates Corporation (NR), Warburg, Pincus Counsellors, Inc. (AG), Chancellor Trust Company (CA), T. Rowe Price Associates, Inc. (FM), Zweig Advisors Inc. (SE and MA), E.I.I. Realty Securities, Inc. (RE), Kayne, Anderson Investment Management, L.P. (RD) and Eagle Asset Management, Inc. (VE). The Manager is an indirect subsidiary of Bankers Trust Company.

During the year ended December 31, 1995, VE, NR, MM and MA Series, in the ordinary course of business, paid commissions of $240, $411, $1,425 and $86,365, respectively, to certain affiliates of the respective Portfolio Manager and/or the Manager in connection with the execution of various portfolio transactions.

Prior to January 1, 1995, the Trust and the Manager employed different Portfolio Managers for the RE and FM Series. Prior to July 1, 1994, the Trust and the Manager employed a different Portfolio Manager for the AG Series.

The custodian for the Trust is Bankers Trust Company. The custodian is paid by the Manager and not the Trust.

Certain officers and trustees of the Trust are also officers and/or directors of the Manager, Golden American, BTV and Bankers Trust Company.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended December 31, 1995 were as follows:


                                                                                   PURCHASES         SALES
                                                                                ---------------  -------------
All-Growth Series.............................................................  $    69,539,311  $  52,569,002
Capital Appreciation Series...................................................      110,452,315     93,586,580
Value Equity Series...........................................................       34,369,912      8,763,274
Strategic Equity Series.......................................................        7,327,672        900,459
Rising Dividends Series.......................................................       38,167,223     25,675,848
Emerging Markets Series.......................................................       70,421,236     84,044,801
Natural Resources Series......................................................        6,803,561     12,755,917
Real Estate Series............................................................       17,303,027     20,119,446
Market Manager Series.........................................................          992,771       --
Multiple Allocation Series....................................................      203,315,534    143,022,073
Fully Managed Series..........................................................       99,664,819    112,228,810
Limited Maturity Bond Series..................................................       14,625,099      2,785,483

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government Securities, excluding short-term investments, for the year ended December 31, 1995 were as follows:


                                                                                  PURCHASES          SALES
                                                                               ---------------  ---------------
Market Manager Series........................................................  $     2,249,938  $       197,507
Multiple Allocation Series...................................................      239,754,745      232,869,095
Fully Managed Series.........................................................           97,219        4,004,063
Limited Maturity Bond Series.................................................      215,031,700      205,711,104

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

3. PURCHASES AND SALES OF SECURITIES--(CONTINUED)
At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:


                                                                                                 NET TAX
                                                                   TAX BASIS     TAX BASIS        BASIS
                                                                     GROSS         GROSS       UNREALIZED
                                                                  UNREALIZED     UNREALIZED   APPRECIATION/
                                                                 APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                                 -------------  ------------  -------------
All-Growth Series..............................................  $  11,646,361  $  4,283,377  $   7,362,984
Capital Appreciation Series....................................     18,191,737     1,763,329     16,428,408
Value Equity Series............................................      2,631,452       278,340      2,353,112
Strategic Equity Series........................................        250,787       238,940         11,847
Rising Dividends Series........................................     16,916,325       171,996     16,744,329
Emerging Markets Series........................................      3,142,299     5,901,276     (2,758,977)
Natural Resources Series.......................................      5,181,869     1,255,876      3,925,993
Real Estate Series.............................................      3,469,725       132,461      3,337,264
Market Manager Series..........................................        972,237       --             972,237
Multiple Allocation Series.....................................     16,902,160     1,831,801     15,070,359
Fully Managed Series...........................................     13,714,028     1,390,294     12,323,734
Limited Maturity Bond Series...................................        755,383        35,146        720,237

4. SHARES OF BENEFICIAL INTEREST

Each Series of the Trust may issue an unlimited number of shares of beneficial interest with par value of $0.001. Because the LA Series has sold shares, issued reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions are the same as the dollar amounts shown for such transactions.


                                                                YEAR ENDED                   YEAR ENDED
                                                                12/31/1995                   12/31/1994
                                                       ----------------------------  ---------------------------
                                                          SHARES         AMOUNT        SHARES         AMOUNT
  Sold...............................................     1,341,803  $   18,016,517    2,224,232  $   27,968,122
  Issued as reinvestment of dividends................       345,648       4,745,751       56,810         673,770
  Redeemed...........................................      (929,250)    (12,375,122)    (484,915)     (6,100,789)
                                                       ------------  --------------  -----------  --------------
  Net increase.......................................       758,201  $   10,387,146    1,796,127  $   22,541,103
                                                       ------------  --------------  -----------  --------------
                                                       ------------  --------------  -----------  --------------
CAPITAL APPRECIATION SERIES:
  Sold...............................................     1,448,134  $   19,586,921    1,245,015  $   14,603,866
  Issued as reinvestment of dividends................       766,974      10,308,136      157,562       1,786,749
  Redeemed...........................................    (1,007,166)    (13,430,153)    (983,898)    (11,440,158)
                                                       ------------  --------------  -----------  --------------
  Net increase.......................................     1,207,942  $   16,464,904      418,679  $    4,950,457
                                                       ------------  --------------  -----------  --------------
                                                       ------------  --------------  -----------  --------------

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

4. SHARES OF BENEFICIAL INTEREST--(CONTINUED)

                                                                YEAR ENDED
                                                               12/31/1995*
                                                       ----------------------------
                                                          SHARES         AMOUNT
                                                       ------------  --------------
VALUE EQUITY SERIES:
  Sold...............................................     2,380,456  $   28,750,556
  Issued as reinvestment of dividends................        55,050         720,060
  Redeemed...........................................      (248,063)     (3,223,031)
                                                       ------------  --------------
  Net increase.......................................     2,187,443  $   26,247,585
                                                       ------------  --------------
                                                       ------------  --------------
STRATEGIC EQUITY SERIES:
  Sold...............................................       817,787  $    8,157,294
  Issued as reinvestment of dividends................         1,873          18,654
  Redeemed...........................................       (14,307)       (141,545)
                                                       ------------  --------------
  Net increase.......................................       805,353  $    8,034,403
                                                       ------------  --------------
                                                       ------------  --------------


                                                                                             YEAR ENDED
                                                                                             12/31/1994
                                                                                     ---------------------------
                                                                                       SHARES         AMOUNT

                                                                                     -----------  --------------
RISING DIVIDENDS SERIES:
  Sold...............................................     1,671,848  $   19,484,935    3,769,154  $   39,214,457
  Issued as reinvestment of dividends................        43,236         572,878       67,429         689,128
  Redeemed...........................................      (571,571)     (6,528,476)    (274,665)     (2,835,595)
                                                       ------------  --------------  -----------  --------------
  Net increase.......................................     1,143,513  $   13,529,337    3,561,918  $   37,067,990
                                                       ------------  --------------  -----------  --------------
                                                       ------------  --------------  -----------  --------------
EMERGING MARKETS SERIES:
  Sold...............................................     1,949,018  $   17,394,853    4,372,122  $   52,607,595
  Issued as reinvestment of dividends................           813           7,833      285,190       2,874,716
  Redeemed...........................................    (3,125,567)    (28,644,907)    (690,089)     (7,879,876)
                                                       ------------  --------------  -----------  --------------
  Net increase/(decrease)............................    (1,175,736) $  (11,242,221)   3,967,223  $   47,602,435
                                                       ------------  --------------  -----------  --------------
                                                       ------------  --------------  -----------  --------------
NATURAL RESOURCES SERIES:
  Sold...............................................       758,515  $   10,784,033    1,310,350  $   18,811,892
  Issued as reinvestment of dividends................        38,174         573,369       59,829         830,429
  Redeemed...........................................    (1,361,275)    (19,153,142)    (550,248)     (7,812,512)
                                                       ------------  --------------  -----------  --------------
  Net increase/(decrease)............................      (564,586) $   (7,795,740)     819,931  $   11,829,809
                                                       ------------  --------------  -----------  --------------
                                                       ------------  --------------  -----------  --------------

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

4. SHARES OF BENEFICIAL INTEREST--(CONTINUED)


                                                               YEAR ENDED                    YEAR ENDED
                                                               12/31/1995                   12/31/1994*
                                                      ----------------------------  ----------------------------
                                                         SHARES         AMOUNT         SHARES         AMOUNT
                                                      ------------  --------------  ------------  --------------
REAL ESTATE SERIES:
  Sold..............................................       276,841  $    3,217,426     1,366,184  $   16,025,952
  Issued as reinvestment of dividends...............       112,067       1,405,317       166,624       1,881,187
  Redeemed..........................................      (924,776)    (10,774,704)     (821,566)     (9,484,770)
                                                      ------------  --------------  ------------  --------------
  Net increase/(decrease)...........................      (535,868) $   (6,151,961)      711,242  $    8,422,369
                                                      ------------  --------------  ------------  --------------
                                                      ------------  --------------  ------------  --------------
MARKET MANAGER SERIES+:
  Sold..............................................       283,159  $    2,854,307       274,307  $    2,749,065
  Issued as reinvestment of dividends...............        16,984         203,126           650           6,515
  Redeemed..........................................       (80,266)       (832,431)         (133)         (1,334)
                                                      ------------  --------------  ------------  --------------
  Net increase......................................       219,877  $    2,225,002       274,824  $    2,754,246
                                                      ------------  --------------  ------------  --------------
                                                      ------------  --------------  ------------  --------------
MULTIPLE ALLOCATION SERIES:
  Sold..............................................       655,464  $    8,121,729     4,887,450  $   57,590,822
  Issued as reinvestment of dividends...............     1,745,188      21,779,941       945,456      10,712,021
  Redeemed..........................................    (4,244,553)    (52,696,208)   (2,484,836)    (29,015,118)
                                                      ------------  --------------  ------------  --------------
  Net increase/(decrease)...........................    (1,843,901) $  (22,794,538)    3,348,070  $   39,287,725
                                                      ------------  --------------  ------------  --------------
                                                      ------------  --------------  ------------  --------------
FULLY MANAGED SERIES:
  Sold..............................................       888,530  $   11,332,891     1,189,610  $   15,227,201
  Issued as reinvestment of dividends...............       209,101       2,873,042       245,051       2,867,101
  Redeemed..........................................    (1,031,853)    (13,343,139)   (1,267,393)    (15,386,375)
                                                      ------------  --------------  ------------  --------------
  Net increase......................................        65,778  $      862,794       167,268  $    2,707,927
                                                      ------------  --------------  ------------  --------------
                                                      ------------  --------------  ------------  --------------
LIMITED MATURITY BOND SERIES:
  Sold..............................................     3,218,591  $   33,376,204     2,433,160  $   25,604,857
  Issued as reinvestment of dividends...............       --             --             353,782       3,530,748
  Redeemed..........................................    (2,375,002)    (25,107,727)   (2,350,325)    (24,721,278)
                                                      ------------  --------------  ------------  --------------
  Net increase......................................       843,589  $    8,268,477       436,617  $    4,414,327
                                                      ------------  --------------  ------------  --------------
                                                      ------------  --------------  ------------  --------------

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

4. SHARES OF BENEFICIAL INTEREST--(CONTINUED)


                                                                                 YEAR ENDED        YEAR ENDED
                                                                                 12/31/1995        12/31/1994
                                                                              -----------------  --------------
                                                                                   SHARES            SHARES
                                                                                     AND              AND
                                                                                   AMOUNT            AMOUNT
                                                                              -----------------  --------------
LIQUID ASSET SERIES:
  Sold......................................................................   $    39,392,309   $   71,733,903
  Issued as reinvestment of dividends.......................................         2,285,849        1,472,537
  Redeemed..................................................................       (49,211,493)     (43,892,926)
                                                                              -----------------  --------------
  Net increase/(decrease)...................................................   $    (7,533,335)  $   29,313,514
                                                                              -----------------  --------------
                                                                              -----------------  --------------

------------------
* The Market Manager Series, the Value Equity Series and the Strategic Equity Series commenced operations on November 14, 1994, January 3, 1995 and October 2, 1995, respectively.
+ As of March 3, 1995, the Trust no longer accepts investments in the Market
  Manager Series.

5. RESTRICTED AND ILLIQUID SECURITIES

Certain Series of the Trust hold securities purchased in private placement transactions, without registration under the Securities Act of 1933 (the 'Act') and securities which are deemed illiquid because of low trading volumes or other factors. These restricted and illiquid securities (which do not include securities eligible for resale pursuant to Rule 144A of the Act that are determined to be liquid by the Board of Trustees) are valued under methods approved by the Board of Trustees as reflecting fair value which includes obtaining quotes from independent sources if available. The dates of acquisition and costs of restricted and illiquid securities are as follows:

EMERGING MARKETS SERIES:


                                                                                                   ACQUISITION
SECURITY                                                                               COST           DATE
---------------------------------------------------------------------------------  -------------  -------------
Banco Mercantil, Class A.........................................................  $     136,136     02/10/1994
Banco Provincial.................................................................         46,567     02/18/1994
Banco Venezolano de Credito......................................................        300,018     02/18/1994
Fabril Pacifico..................................................................        284,760     07/05/1995
Malbak, GDR, 144A................................................................      1,006,250     07/25/1995
Unithai Line PLC (Foreign).......................................................        541,229     06/22/1995
Venezolana de Pulpa Y Papel, Series A, 144A......................................         40,367     02/02/1994

Total restricted and/or illiquid securities (fair value of $2,051,999) represented 4.3% of net assets of the Emerging Markets Series at December 31, 1995.

FULLY MANAGED SERIES:


                                                                                                   ACQUISITION
SECURITY                                                                               COST           DATE
---------------------------------------------------------------------------------  -------------  -------------
Food Lion Inc., Conv. Bond, 144A,
  5.000% due 06/01/2003..........................................................  $     564,506     04/27/1995
Homestake Mining Company, Conv. Bond, 144A,
  5.500% due 06/23/2000..........................................................        473,923     02/16/1995
Kemper Corporation, Conv. Prfd. Stock, 144A......................................      2,144,734     02/06/1995
Turner Broadcasting Systems Inc., Conv. Bond, 144A,
  Zero coupon due 02/13/2007.....................................................        918,460     10/04/1995

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                 THE GCG TRUST

5. RESTRICTED AND ILLIQUID SECURITIES--(CONTINUED)
Total restricted and/or illiquid securities (fair value of $4,335,750) represented 3.7% of net assets of the Fully Managed Series at December 31, 1995.

On December 31, 1995, and on the dates of acquisition, there were no market quotations available for unrestricted securities of the same class.

6. CAPITAL LOSS CARRYFORWARDS

For Federal income tax purposes, the Series indicated below have capital loss carryforwards as of December 31, 1995 which are available to offset future capital gains, if any:


                                                               LOSSES DEFERRED  LOSSES DEFERRED  LOSSES DEFERRED
                                                                 EXPIRING IN      EXPIRING IN      EXPIRING IN
                            FUND                                    2001             2002             2003
                            ----                               ---------------  ---------------  ---------------
Strategic Equity Series......................................        --               --          $      10,827
Rising Dividends Series......................................     $   4,712       $   555,934          --
Emerging Markets Series......................................        --               --             12,506,369
Real Estate Series...........................................        --                66.854           124,426
Fully Managed Series.........................................        --               --              1,857,677
Liquid Asset Series..........................................           172                15          --

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year.

7. SUBSEQUENT EVENT

     The Small Cap Series, a new Series of the Trust, commenced operations on January 2, 1996.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

In accordance with Rule 30d-1 under the Investment Company Act of 1940, the Trust is required to furnish certain information regarding any matters submitted to a vote of the Trust's shareholders. Shareholders of record on March 31, 1995 were notified that a Special Meeting of Shareholders (the 'Meeting') would be held at the offices of the Trust on April 28, 1995. Shareholders of RE and FM voted on approval of a Portfolio Management Agreement among the Trust, the Manager, and E.I.I. Realty Securities, Inc. (with respect to RE) and T. Rowe Price Associates, Inc. (with respect to FM). Shareholders of CA, RD, NR and MA voted on approval of an addendum to each of the respective Portfolio Management Agreements to decrease the fee paid by the Manager to the Portfolio Managers. All of these matters were approved by the shareholders at the Meeting. A summary of the shareholder votes cast is set forth below:


                                                                      AGAINST OR
                                                           FOR         WITHHELD     ABSTAINED      TOTAL
                                                       ------------  ------------  -----------  ------------
Capital Appreciation Series..........................     7,279,418       107,177      421,286     7,807,881
Rising Dividends Series..............................     4,824,789       106,937      249,083     5,180,809
Natural Resources Series.............................     2,055,240        48,689       94,586     2,198,515
Real Estate Series...................................     2,831,480        85,462      202,234     3,119,176
Multiple Allocation Series...........................    23,611,091       444,273    1,382,823    25,438,187
Fully Managed Series.................................     8,031,975       110,865      458,338     8,601,178